FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Retirement Builder Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Retirement Builder Variable Annuity Account indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Retirement Builder Variable Annuity Account as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Global Thematic Growth Class B Shares (1)	Janus Henderson - Mid Cap Value Service Shares (1)
AB Growth and Income Class B Shares (1)	Janus Henderson - Overseas Service Shares (1)
AB Large Cap Growth Class B Shares (1)	Janus Henderson - Research Service Shares (1)
BNY Mellon Stock Index Initial Shares (1)	JPMorgan Insurance Trust Core Bond Class 1 Shares (1)
BNY Mellon Stock Index Service Shares (1)	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)
BNY Mellon VIF Appreciation Initial Shares (1)	MFS® Core Equity Initial Class (1)
BNY Mellon VIF Government Money Market (1)	MFS® Growth Initial Class (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	MFS® Growth Service Class (1)
BNY Mellon VIF Opportunistic Small Cap Initial Shares (1)	MFS® Massachusetts Investors Growth Stock Initial Class (1)
Columbia - Dividend Opportunity Class 1 Shares (1)	MFS® Massachusetts Investors Growth Stock Service Class (1)
Columbia - Income Opportunity Class 1 Shares (1)	MFS® New Discovery Initial Class (1)
Columbia - Large Cap Growth Class 1 Shares (1)	MFS® New Discovery Service Class (1)
Columbia - Mid Cap Growth Class 1 Shares (1)	MFS® Research Initial Class (1)
Columbia - Overseas Core Class 2 Shares (1)	MFS® Research Service Class (1)
Columbia - Select Mid Cap Value Class 1 Shares (1)	MFS® Total Return Initial Class (1)
Columbia - Small Cap Value Class 1 Shares (1)	MFS® Total Return Service Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	MFS® Total Return Bond Initial Class (1)
Columbia - Strategic Income Class 1 Shares (1)	MFS® Total Return Bond Service Class (1)
CTIVP® - Loomis Sayles Growth Class 1 Shares (1)	MFS® Utilities Initial Class (1)
Davis Value (1)	MFS® Utilities Service Class (1)
Federated Hermes Government Money II Service Shares (1)	MS VIF Global Franchise Class II Shares (1)
Federated Hermes High Income Bond II Primary Shares (1)	Putnam VT Diversified Income Class IB Shares (1)
Federated Hermes Kaufmann II Primary Shares (1)	Putnam VT Equity Income Class IB Shares (1)
Federated Hermes Kaufmann II Service Shares (1)	Putnam VT George Putnam Balanced Class IB Shares (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Putnam VT Global Equity Class IB Shares (1)
Federated Hermes Managed Volatility II Service Shares (1)	Putnam VT Global Health Care Class IB Shares (1)
Federated Hermes Quality Bond II Primary Shares (1)	Putnam VT Government Money Market Class IB Shares (1)
Fidelity® VIP Asset Manager Initial Class (1)	Putnam VT Growth Opportunities Class IB Shares (1)
Fidelity® VIP Asset Manager: Growth Initial Class (1)	Putnam VT Income Class IB Shares (1)
Fidelity® VIP Balanced Initial Class (1)	Putnam VT International Equity Class IB Shares (1)
Fidelity® VIP Balanced Service Class 2 (1)	Putnam VT Multi-Cap Core Class IB Shares (1)
Fidelity® VIP Contrafund® Initial Class (1)	Putnam VT Research Class IB Shares (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	Putnam VT Sustainable Leaders Class IB Shares (1)
Fidelity® VIP Equity-Income Initial Class (1)	Rational Insider Buying VA (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	Rational Trend Aggregation VA (1)
Fidelity® VIP Government Money Market Initial Class (1)	TA Aegon High Yield Bond Initial Class (1)
Fidelity® VIP Government Money Market Service Class 2 (1)	TA Aegon High Yield Bond Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Aegon Sustainable Equity Income Initial Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Aegon Sustainable Equity Income Service Class (1)
Fidelity® VIP Growth & Income Initial Class (1)	TA Aegon U.S. Government Securities Initial Class (1)
Fidelity® VIP Growth & Income Service Class 2 (1)	TA Aegon U.S. Government Securities Service Class (1)
Fidelity® VIP Growth Opportunities Initial Class (1)	TA BlackRock Global Real Estate Securities Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class (1)	TA BlackRock Global Real Estate Securities Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA BlackRock Government Money Market Initial Class (1)
Fidelity® VIP High Income Initial Class (1)	TA BlackRock Government Money Market Service Class (1)
Fidelity® VIP High Income Service Class (1)	TA BlackRock iShares Edge 40 Initial Class (1)
Fidelity® VIP High Income Service Class 2 (1)	TA BlackRock iShares Edge 40 Service Class (1)
Fidelity® VIP Index 500 Initial Class (1)	TA International Growth Initial Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA International Growth Service Class (1)
Fidelity® VIP Investment Grade Bond Initial Class (1)	TA Janus Mid-Cap Growth Initial Class (1)
Fidelity® VIP Investment Grade Bond Service Class 2 (1)	TA Janus Mid-Cap Growth Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
Fidelity® VIP Overseas Initial Class (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
Franklin Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
Franklin Rising Dividends Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Franklin Small Cap Value Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Franklin Small-Mid Cap Growth Class 2 Shares (1)	TA JPMorgan Core Bond Initial Class (1)
Franklin Templeton Developing Markets Class 2 Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA JPMorgan Enhanced Index Service Class (1)
Invesco Oppenheimer V.I. Capital Appreciation Series I Shares (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Invesco Oppenheimer V.I. Capital Appreciation Series II Shares (1)	TA JPMorgan International Moderate Growth Service Class (1)
Invesco Oppenheimer V.I. Conservative Balanced Series I Shares (1)	TA JPMorgan Mid Cap Value Initial Class (1)
Invesco Oppenheimer V.I. Conservative Balanced Series II Shares (1)	TA JPMorgan Tactical Allocation Initial Class (1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II Shares (2)	TA JPMorgan Tactical Allocation Service Class (1)
Invesco Oppenheimer V.I. Global Series I Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Invesco Oppenheimer V.I. Global Series II Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Invesco Oppenheimer V.I. Global Strategic Income Series I Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Invesco Oppenheimer V.I. Global Strategic Income Series II Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco Oppenheimer V.I. Main Street Series I Shares (1)	TA PIMCO Total Return Initial Class (1)
Invesco Oppenheimer V.I. Main Street Series II Shares (1)	TA PIMCO Total Return Service Class (1)
Invesco Oppenheimer V.I. Main Street Small Cap Series II Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Invesco V.I. Comstock Series II Shares (1)	TA TS&W International Equity Initial Class (1)
Invesco V.I. Core Equity Series I Shares (1)	TA TS&W International Equity Service Class (1)
Invesco V.I. Core Equity Series II Shares (1)	TA WMC US Growth Initial Class (1)
Invesco V.I. Equity and Income Series II Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Government Securities Series I Shares (1)	Wanger USA (1)
Invesco V.I. Government Securities Series II Shares (1)	WFVT International Equity Class 1 Shares (1)
Invesco V.I. International Growth Series I Shares (1)	WFVT International Equity Class 2 Shares (1)
Invesco V.I. International Growth Series II Shares (1)	WFVT Omega Growth Class 1 Shares (1)
Invesco V.I. Mid Cap Core Equity Series II Shares (1)	WFVT Omega Growth Class 2 Shares (1)
Invesco V.I. Value Opportunities Series II Shares (1)	WFVT Opportunity Class 1 Shares (1)
Janus Henderson - Balanced Service Shares (1)	WFVT Opportunity Class 2 Shares (1)
Janus Henderson - Enterprise Service Shares (1)	WFVT Small Cap Growth Class 1 Shares (1)
Janus Henderson - Forty Service Shares (1)	WFVT Small Cap Growth Class 2 Shares (1)
Janus Henderson - Global Research Service Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2020 and 2019
(2)	Statements of operations and changes in net assets for the period April 30, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Retirement Builder Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Retirement Builder Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Retirement Builder Variable Annuity Account since 2014.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Global Thematic Growth Class B Shares	25,647.478	$590,372	$1,039,749	$ (11)	$1,039,738	642,848	$1.038045	$20.022343
AB Growth and Income Class B Shares	91,255.424	2,629,996	2,594,392	(33)	2,594,359	1,111,247	2.242101	13.320244
AB Large Cap Growth Class B Shares	43,451.857	1,824,615	3,107,242	(3)	3,107,239	1,030,747	2.595254	22.928065
BNY Mellon Stock Index Initial Shares	29,468.325	1,124,008	1,893,929	(23)	1,893,906	476,795	3.502550	4.045188
BNY Mellon Stock Index Service Shares	298.258	16,403	19,199	-	19,199	6,700	2.865481	3.627591
BNY Mellon Sustainable U.S. Equity Initial Shares	4,198.065	147,603	198,317	23	198,340	97,939	2.025129	16.361982
BNY Mellon VIF Appreciation Initial Shares	47,332.079	1,819,642	2,233,127	(6)	2,233,121	512,061	4.028129	17.823263
BNY Mellon VIF Government Money Market	1,079,868.750	1,079,869	1,079,869	10	1,079,879	1,013,958	0.745590	1.093299
BNY Mellon VIF Growth and Income Initial Shares	28,863.170	764,565	1,029,838	(12)	1,029,826	286,523	3.594161	16.309472
BNY Mellon VIF Opportunistic Small Cap Initial Shares	30,650.582	1,303,017	1,522,108	(6)	1,522,102	555,874	2.729700	13.018393
Columbia - Dividend Opportunity Class 1 Shares	25,380.948	439,036	759,652	(7)	759,645	384,921	1.717163	12.216660
Columbia - Income Opportunity Class 1 Shares	175,692.179	1,395,556	1,354,587	18	1,354,605	1,025,977	1.213009	1.353267
Columbia - Large Cap Growth Class 1 Shares	143,071.254	1,817,388	4,217,741	36	4,217,777	1,910,999	2.101219	2.245975
Columbia - Mid Cap Growth Class 1 Shares	29,508.358	496,629	1,326,696	(12)	1,326,684	492,115	2.491081	2.779232
Columbia - Overseas Core Class 2 Shares	106,130.645	1,371,003	1,495,381	(4)	1,495,377	1,149,888	1.235838	1.320997
Columbia - Select Mid Cap Value Class 1 Shares	9,847.418	140,231	274,448	2	274,450	125,461	1.914245	12.497039
Columbia - Small Cap Value Class 1 Shares	53,241.600	859,804	860,917	(19)	860,898	266,687	1.350682	11.068357
Columbia - Small Company Growth Class 1 Shares	1,666.465	25,908	49,944	17	49,961	8,738	3.913814	27.447155
Columbia - Strategic Income Class 1 Shares	177,417.525	757,592	780,637	3	780,640	355,811	1.852361	11.291505
CTIVP® - Loomis Sayles Growth Class 1 Shares	72,977.412	1,647,682	3,615,301	28	3,615,329	1,613,885	2.127140	2.273670
Davis Value	399,491.836	3,599,898	3,663,340	(21)	3,663,319	1,332,711	2.459388	3.698962
Federated Hermes Government Money II Service Shares	4,065,944.490	4,065,944	4,065,944	6	4,065,950	4,306,880	0.847940	9.374156
Federated Hermes High Income Bond II Primary Shares	336,074.515	2,135,619	2,154,238	17	2,154,255	781,213	1.420868	11.307819
Federated Hermes Kaufmann II Primary Shares	94,009.948	1,647,166	2,393,493	14	2,393,507	390,085	3.751524	20.548424
Federated Hermes Kaufmann II Service Shares	86,145.699	1,405,346	2,037,346	(4)	2,037,342	428,890	4.185663	20.129045
Federated Hermes Managed Volatility II Primary Shares	71,906.205	716,552	797,440	(3)	797,437	402,180	1.731850	11.795417
Federated Hermes Managed Volatility II Service Shares	31,875.046	333,236	353,494	-	353,494	326,762	1.062345	10.811527
Federated Hermes Quality Bond II Primary Shares	19,091.883	205,249	225,666	10	225,676	126,380	1.546192	11.069400
Fidelity® VIP Asset Manager Initial Class	71,998.937	1,088,130	1,226,862	23	1,226,885	383,693	1.374962	13.281386
Fidelity® VIP Asset Manager: Growth Initial Class	27,811.615	447,675	611,856	(13)	611,843	184,456	1.300016	3.369816
Fidelity® VIP Balanced Initial Class	133,602.492	2,239,863	3,111,602	(13)	3,111,589	754,599	1.848738	4.225881
Fidelity® VIP Balanced Service Class 2	20,013.110	314,768	453,097	(3)	453,094	156,039	2.635308	15.144036
Fidelity® VIP Contrafund® Initial Class	193,337.669	6,081,612	9,313,076	(4)	9,313,072	1,163,986	2.821143	8.272620
Fidelity® VIP Contrafund® Service Class 2	211,429.051	6,754,055	9,880,080	33	9,880,113	2,611,959	2.744599	18.240721
Fidelity® VIP Equity-Income Initial Class	150,617.695	3,261,669	3,599,763	4	3,599,767	897,970	1.653566	12.613110
Fidelity® VIP Equity-Income Service Class 2	257,210.944	5,347,392	5,962,150	27	5,962,177	2,303,115	1.956969	13.118823
Fidelity® VIP Government Money Market Initial Class	380,753.260	380,753	380,753	19	380,772	313,256	0.650076	9.482731
Fidelity® VIP Government Money Market Service Class 2	289,195.950	289,196	289,196	-	289,196	286,723	0.858515	1.030395
Fidelity® VIP Growth Initial Class	78,600.985	4,243,897	8,095,901	13	8,095,914	1,141,247	2.187549	7.408949
Fidelity® VIP Growth Service Class 2	31,314.530	1,637,433	3,149,615	38	3,149,653	884,798	2.854149	24.245528
Fidelity® VIP Growth & Income Initial Class	133,522.475	2,441,632	2,985,563	10	2,985,573	709,886	1.567240	4.424110
Fidelity® VIP Growth & Income Service Class 2	14,374.017	243,559	312,204	15	312,219	124,426	2.385928	13.222254

See accompanying notes.	2

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Fidelity® VIP Growth Opportunities Initial Class	55,287.981	$1,620,697	$4,287,030	$ 16	$4,287,046	572,924	$2.965905	$7.669402
Fidelity® VIP Growth Opportunities Service Class	33,551.450	1,219,673	2,595,876	27	2,595,903	358,115	6.453588	8.581409
Fidelity® VIP Growth Opportunities Service Class 2	11,959.528	357,787	910,000	39	910,039	157,196	4.290542	31.917273
Fidelity® VIP High Income Initial Class	185,750.401	991,130	986,335	(9)	986,326	452,174	1.144387	11.114826
Fidelity® VIP High Income Service Class	129,886.557	706,996	683,203	3	683,206	285,145	1.166245	2.618629
Fidelity® VIP High Income Service Class 2	73,685.823	386,953	375,061	24	375,085	178,281	1.825939	11.007717
Fidelity® VIP Index 500 Initial Class	51,955.655	9,696,439	19,306,202	101	19,306,303	3,653,206	1.833462	16.162537
Fidelity® VIP Index 500 Service Class 2	4,568.697	1,179,698	1,675,478	(57)	1,675,421	391,546	3.271425	16.001129
Fidelity® VIP Investment Grade Bond Initial Class	377,016.860	4,843,587	5,312,168	(6)	5,312,162	2,308,297	1.170632	11.330923
Fidelity® VIP Investment Grade Bond Service Class 2	79,094.004	990,597	1,085,170	4	1,085,174	550,770	1.334357	11.228340
Fidelity® VIP Mid Cap Initial Class	102,860.906	3,373,263	3,982,774	1	3,982,775	468,960	2.427942	9.165438
Fidelity® VIP Mid Cap Service Class 2	208,199.436	6,592,396	7,763,757	(14)	7,763,743	1,698,979	1.952268	14.012658
Fidelity® VIP Overseas Initial Class	40,687.000	764,139	1,079,019	(5)	1,079,014	385,501	1.139524	14.944046
Fidelity® VIP Value Strategies Service Class 2	174,352.778	2,342,100	2,385,146	(29)	2,385,117	780,513	2.070617	13.385089
Franklin Income Class 2 Shares	18,098.016	272,465	272,194	(5)	272,189	167,085	1.566011	11.659108
Franklin Mutual Shares Class 2 Shares	197,835.512	3,502,942	3,282,091	(62)	3,282,029	1,430,921	1.403786	10.821386
Franklin Rising Dividends Class 2 Shares	57,154.365	1,413,064	1,665,478	(3)	1,665,475	404,714	1.774904	4.425966
Franklin Small Cap Value Class 2 Shares	76,958.189	1,232,701	1,115,894	12	1,115,906	267,391	2.124520	11.463208
Franklin Small-Mid Cap Growth Class 2 Shares	281,896.289	4,938,049	6,514,623	10	6,514,633	1,405,658	2.732441	20.931000
Franklin Templeton Developing Markets Class 2 Shares	62,290.018	551,133	725,056	(13)	725,043	231,904	1.144750	4.378883
Franklin Templeton Foreign Class 2 Shares	138,236.393	1,870,213	1,835,779	12	1,835,791	1,149,294	1.010450	10.439441
Invesco Oppenheimer V.I. Capital Appreciation Series I Shares	125,133.101	6,685,648	8,801,862	(90)	8,801,772	1,975,867	3.262728	19.923329
Invesco Oppenheimer V.I. Capital Appreciation Series II Shares	8,848.385	475,301	607,353	(16)	607,337	161,726	2.774993	19.723913
Invesco Oppenheimer V.I. Conservative Balanced Series I Shares	70,126.963	1,023,191	1,257,376	(7)	1,257,369	609,432	1.409048	2.318921
Invesco Oppenheimer V.I. Conservative Balanced Series II Shares	3,991.221	57,909	70,565	(3)	70,562	37,303	1.696288	12.515256
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II Shares	2,152.074	142,661	211,011	1	211,012	14,221	14.715870	14.857749
Invesco Oppenheimer V.I. Global Series I Shares	49,063.159	1,773,948	2,557,172	36	2,557,208	390,100	2.097355	7.410026
Invesco Oppenheimer V.I. Global Series II Shares	4,746.950	172,519	243,803	(14)	243,789	60,718	3.631380	17.558816
Invesco Oppenheimer V.I. Global Strategic Income Series I Shares	419,324.943	2,136,914	2,029,533	(1)	2,029,532	900,931	1.093342	10.581225
Invesco Oppenheimer V.I. Global Strategic Income Series II Shares	134,146.282	698,668	670,731	3	670,734	377,524	1.042872	10.480597
Invesco Oppenheimer V.I. Main Street Series I Shares	134,027.246	3,721,904	4,008,755	(6)	4,008,749	1,147,186	2.091419	3.777604
Invesco Oppenheimer V.I. Main Street Series II Shares	21,265.417	583,784	627,330	2	627,332	183,308	2.648178	14.381523
Invesco Oppenheimer V.I. Main Street Small Cap Series II Shares	2,641.388	58,426	71,080	1	71,081	13,084	3.730624	13.647735
Invesco V.I. American Franchise Series I Shares	31,517.362	1,559,123	2,808,197	1	2,808,198	832,703	3.201271	21.312737
Invesco V.I. American Franchise Series II Shares	4,029.187	190,902	339,701	42	339,743	102,683	2.938758	22.168087
Invesco V.I. Comstock Series II Shares	73,918.546	1,262,166	1,187,871	7	1,187,878	468,663	2.209974	11.289927
Invesco V.I. Core Equity Series I Shares	231,718.334	7,373,788	7,051,189	(38)	7,051,151	2,350,359	2.077688	13.437730
Invesco V.I. Core Equity Series II Shares	37,336.401	1,184,681	1,130,546	(13)	1,130,533	458,625	1.380659	13.387792
Invesco V.I. Equity and Income Series II Shares	177,069.700	2,990,176	3,155,382	21	3,155,403	1,209,040	1.708168	11.771875
Invesco V.I. Government Securities Series I Shares	38,827.950	469,748	467,489	8	467,497	272,071	1.118335	1.737218
Invesco V.I. Government Securities Series II Shares	38,413.236	450,468	457,886	(4)	457,882	338,623	1.015789	1.475739
Invesco V.I. International Growth Series I Shares	12,588.127	426,750	535,247	(1)	535,246	200,333	1.488986	3.030093

See accompanying notes.	3

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Invesco V.I. International Growth Series II Shares	1,791.435	$62,106	$75,025	$ (4)	$75,021	19,855	$3.274167	$13.792892
Invesco V.I. Mid Cap Core Equity Series II Shares	26,147.977	307,521	267,755	(8)	267,747	97,230	2.257939	12.429911
Invesco V.I. Value Opportunities Series II Shares	51,662.086	308,186	289,824	8	289,832	166,976	1.494080	12.082439
Janus Henderson - Balanced Service Shares	72,782.414	2,298,425	3,355,269	(15)	3,355,254	1,081,220	3.103194	14.768131
Janus Henderson - Enterprise Service Shares	18,160.285	936,353	1,588,299	(16)	1,588,283	660,204	2.156887	19.045103
Janus Henderson - Forty Service Shares	4,191.742	147,326	221,995	7	222,002	58,684	3.782969	22.479298
Janus Henderson - Global Research Service Shares	23,285.950	789,384	1,443,729	15	1,443,744	918,568	1.367592	17.096705
Janus Henderson - Mid Cap Value Service Shares	6,287.373	96,501	96,951	(6)	96,945	38,658	1.735582	11.087277
Janus Henderson - Overseas Service Shares	35,472.160	1,213,829	1,297,572	5	1,297,577	830,004	1.531520	14.742935
Janus Henderson - Research Service Shares	20,558.332	600,153	982,277	(15)	982,262	448,283	2.182587	19.835065
JPMorgan Insurance Trust Core Bond Class 1 Shares	263,789.681	2,812,128	3,133,821	(4)	3,133,817	1,765,631	1.500152	2.262821
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	138,685.253	1,532,110	1,510,282	(2)	1,510,280	414,824	2.784034	5.075144
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	64,752.871	1,946,770	2,421,757	11	2,421,768	815,874	2.762174	3.543308
MFS® Core Equity Initial Class	1,739.656	38,445	48,502	(2)	48,500	25,378	1.900635	17.011036
MFS® Growth Initial Class	71,165.772	2,881,629	5,252,746	(71)	5,252,675	916,662	5.139673	21.904880
MFS® Growth Service Class	19,701.028	749,572	1,383,603	56	1,383,659	223,086	4.253196	21.680207
MFS® Massachusetts Investors Growth Stock Initial Class	2,714.294	48,356	68,020	(2)	68,018	31,531	2.148898	19.904915
MFS® Massachusetts Investors Growth Stock Service Class	56,458.895	999,836	1,392,841	5	1,392,846	652,057	2.046821	19.567424
MFS® New Discovery Initial Class	20,792.844	402,319	560,575	(17)	560,558	140,010	3.940133	23.069858
MFS® New Discovery Service Class	23,579.466	388,704	556,711	1	556,712	92,106	3.340245	24.003317
MFS® Research Initial Class	48,911.004	1,280,120	1,607,705	(27)	1,607,678	406,530	3.086277	16.361501
MFS® Research Service Class	36,986.642	988,202	1,196,148	(43)	1,196,105	274,686	3.045410	16.194915
MFS® Total Return Initial Class	265,549.557	5,641,604	6,909,599	27	6,909,626	2,367,619	1.790285	3.253303
MFS® Total Return Service Class	129,051.468	2,712,827	3,290,812	(2)	3,290,810	1,423,025	2.012480	13.148462
MFS® Total Return Bond Initial Class	13,010.858	172,760	183,713	(7)	183,706	82,275	2.217209	11.250643
MFS® Total Return Bond Service Class	95,757.043	1,260,246	1,327,193	(1)	1,327,192	782,390	1.488189	11.059565
MFS® Utilities Initial Class	147,994.065	4,316,556	5,228,630	(2)	5,228,628	1,007,675	2.625631	13.978096
MFS® Utilities Service Class	30,426.092	876,851	1,055,481	(2)	1,055,479	184,273	3.497430	13.842500
MS VIF Global Franchise Class II Shares	80,342.299	977,850	1,009,099	4	1,009,103	224,102	3.967227	16.388330
Putnam VT Diversified Income Class IB Shares	53,678.448	333,254	306,504	1	306,505	162,976	1.016010	10.560109
Putnam VT Equity Income Class IB Shares	122,669.299	2,532,138	3,129,294	(17)	3,129,277	820,265	2.152499	14.042661
Putnam VT George Putnam Balanced Class IB Shares	56,919.418	510,532	800,287	(9)	800,278	328,927	1.580305	14.304647
Putnam VT Global Equity Class IB Shares	42,886.773	564,295	913,059	3	913,062	414,677	2.061653	3.220611
Putnam VT Global Health Care Class IB Shares	11,074.206	174,646	191,252	1	191,253	46,699	1.644554	15.790855
Putnam VT Government Money Market Class IB Shares	2,071,426.331	2,071,426	2,071,426	(3)	2,071,423	2,111,326	0.783875	1.072769
Putnam VT Growth Opportunities Class IB Shares	71,827.359	594,210	1,045,088	3	1,045,091	362,325	1.930912	5.736143
Putnam VT Income Class IB Shares	17,388.670	195,836	199,274	5	199,279	93,733	2.076298	11.332869
Putnam VT International Equity Class IB Shares	7,637.228	98,960	125,862	(14)	125,848	72,503	1.639003	13.056928
Putnam VT Multi-Cap Core Class IB Shares	133.434	2,225	2,877	10	2,887	1,203	2.395601	15.618917
Putnam VT Research Class IB Shares	4,747.078	97,547	145,545	(12)	145,533	42,955	3.090831	16.824156
Putnam VT Sustainable Leaders Class IB Shares	221.492	6,799	9,808	(5)	9,803	1,723	5.603790	19.968086
Rational Insider Buying VA	114,343.949	1,386,850	1,437,303	(8)	1,437,295	425,381	2.963883	13.795713

See accompanying notes.	4

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Rational Trend Aggregation VA	157,194.532	$1,901,135	$1,770,010	$ (39)	$1,769,971	995,423	$1.553101	$9.152032
TA Aegon High Yield Bond Initial Class	628,123.792	4,835,243	4,811,428	24	4,811,452	1,973,050	1.241285	11.453920
TA Aegon High Yield Bond Service Class	49,206.284	384,223	383,317	11	383,328	171,168	2.028984	11.896963
TA Aegon Sustainable Equity Income Initial Class	723,011.103	13,071,622	12,724,995	120	12,725,115	5,777,505	1.581048	10.609751
TA Aegon Sustainable Equity Income Service Class	139,539.319	2,510,267	2,460,078	14	2,460,092	1,150,006	1.634106	11.032754
TA Aegon U.S. Government Securities Initial Class	234,501.030	2,634,002	2,741,317	(15)	2,741,302	1,714,254	1.312914	10.888980
TA Aegon U.S. Government Securities Service Class	222,462.309	2,665,910	2,685,120	(19)	2,685,101	1,787,431	1.284204	11.328160
TA BlackRock Global Real Estate Securities Initial Class	55,109.275	639,405	589,118	(1)	589,117	200,925	1.468311	11.476432
TA BlackRock Global Real Estate Securities Service Class	27,463.982	333,638	312,815	-	312,815	140,859	1.432206	11.952271
TA BlackRock Government Money Market Initial Class	7,828,181.736	7,828,182	7,828,182	(608)	7,827,574	9,082,682	0.744619	9.600194
TA BlackRock Government Money Market Service Class	3,331,505.881	3,331,506	3,331,506	(65)	3,331,441	3,357,936	0.850553	9.781148
TA BlackRock iShares Edge 40 Initial Class	189,146.600	1,805,676	1,887,683	13	1,887,696	953,292	1.263996	11.990069
TA BlackRock iShares Edge 40 Service Class	41,929.352	395,479	415,520	3	415,523	241,676	1.424978	12.569885
TA International Growth Initial Class	194,496.961	1,681,530	1,913,850	29	1,913,879	1,010,622	1.339523	11.493239
TA International Growth Service Class	95,541.558	772,685	919,110	(3)	919,107	363,699	1.751090	15.284644
TA Janus Mid-Cap Growth Initial Class	235,147.281	6,708,756	10,177,174	(49)	10,177,125	2,512,947	2.257129	18.522853
TA Janus Mid-Cap Growth Service Class	17,919.788	532,121	735,428	(18)	735,410	192,563	3.083125	19.271675
TA JPMorgan Asset Allocation - Conservative Initial Class	1,225,433.755	12,815,723	13,847,401	(10)	13,847,391	6,807,696	1.353086	12.463804
TA JPMorgan Asset Allocation - Conservative Service Class	2,346,698.963	24,156,687	26,165,693	70	26,165,763	13,272,314	1.302853	12.959383
TA JPMorgan Asset Allocation - Growth Initial Class	846,584.415	9,644,152	12,013,033	(21)	12,013,012	4,036,798	1.804831	15.827963
TA JPMorgan Asset Allocation - Growth Service Class	799,152.370	8,833,965	11,212,108	(11)	11,212,097	3,749,342	2.053304	15.668089
TA JPMorgan Asset Allocation - Moderate Initial Class	2,127,580.575	23,986,787	27,296,859	(96)	27,296,763	11,836,483	1.392757	13.091147
TA JPMorgan Asset Allocation - Moderate Service Class	4,655,882.392	52,139,837	58,757,236	453	58,757,689	25,442,403	1.783637	12.956302
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,620,995.249	30,565,048	34,859,237	(12)	34,859,225	13,791,218	1.518470	13.868630
TA JPMorgan Asset Allocation - Moderate Growth Service Class	9,827,081.854	113,017,016	128,439,960	(3)	128,439,957	53,258,158	1.862609	14.419886
TA JPMorgan Core Bond Initial Class	150,101.802	1,918,213	2,048,890	7	2,048,897	1,175,191	1.046172	1.930075
TA JPMorgan Enhanced Index Initial Class	224,273.088	4,604,771	5,398,253	(19)	5,398,234	2,180,487	2.306473	13.386981
TA JPMorgan Enhanced Index Service Class	28,940.383	533,490	693,412	(5)	693,407	188,297	3.027585	16.677500
TA JPMorgan International Moderate Growth Initial Class	31,322.857	299,323	349,563	9	349,572	240,972	1.319590	13.219226
TA JPMorgan International Moderate Growth Service Class	804,789.473	7,180,291	8,884,876	28	8,884,904	6,110,708	1.272091	13.755722
TA JPMorgan Mid Cap Value Initial Class	88,398.599	1,429,872	1,382,554	9	1,382,563	438,834	1.968663	11.435910
TA JPMorgan Tactical Allocation Initial Class	56,020.175	763,787	903,605	(15)	903,590	469,672	1.234115	12.062645
TA JPMorgan Tactical Allocation Service Class	51,279.153	761,035	873,284	(8)	873,276	513,108	1.320808	11.879027
TA Morgan Stanley Capital Growth Initial Class	530,165.901	9,563,905	20,602,247	141	20,602,388	2,174,185	5.311535	38.065203
TA Morgan Stanley Capital Growth Service Class	81,438.853	1,692,066	3,039,298	42	3,039,340	367,279	6.995813	38.248001
TA Multi-Managed Balanced Initial Class	235,849.303	3,331,170	4,018,872	(2)	4,018,870	1,272,636	1.955053	13.929138
TA Multi-Managed Balanced Service Class	1,443,155.170	20,018,856	23,985,239	95	23,985,334	8,352,287	2.548125	14.546855
TA PIMCO Total Return Initial Class	878,496.191	10,204,582	10,612,234	22	10,612,256	6,084,852	1.066537	11.113070
TA PIMCO Total Return Service Class	464,935.227	5,390,430	5,560,625	44	5,560,669	3,271,091	1.148471	11.566675
TA Small/Mid Cap Value Initial Class	188,163.223	3,623,540	3,610,852	(11)	3,610,841	486,711	1.716793	15.454993
TA T. Rowe Price Small Cap Initial Class	180,094.398	2,625,508	3,407,386	(8)	3,407,378	850,637	2.735410	13.834216
TA T. Rowe Price Small Cap Service Class	43,317.469	571,840	758,489	16	758,505	161,547	3.794018	17.353031

See accompanying notes.	5

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA TS&W International Equity Initial Class	80,456.429	$1,038,407	$1,158,573	$ 25	$1,158,598	887,069	$1.281726	$9.921349
TA TS&W International Equity Service Class	39,184.433	484,039	558,770	(13)	558,757	305,370	1.322005	12.633334
TA WMC US Growth Initial Class	891,567.336	24,328,707	38,970,408	(21)	38,970,387	13,405,769	2.321999	22.169442
TA WMC US Growth Service Class	166,924.193	4,640,195	7,069,240	(8)	7,069,232	1,504,829	3.395447	23.053584
Wanger USA	78,405.279	1,761,071	1,931,122	(66)	1,931,056	431,564	3.813736	17.161173
WFVT International Equity Class 1 Shares	347,465.066	878,714	642,810	5	642,815	327,454	1.420975	2.201197
WFVT International Equity Class 2 Shares	18,676.673	43,143	35,859	(6)	35,853	15,596	2.058845	11.284165
WFVT Omega Growth Class 1 Shares	44,233.164	1,188,174	1,870,178	4	1,870,182	325,936	3.335604	6.483142
WFVT Omega Growth Class 2 Shares	7,930.289	207,251	320,701	9	320,710	43,543	6.705065	23.668144
WFVT Opportunity Class 1 Shares	58,614.745	1,405,193	1,727,963	7	1,727,970	570,935	2.757934	3.093262
WFVT Opportunity Class 2 Shares	3,817.084	97,911	113,100	4	113,104	38,127	2.819920	15.817749
WFVT Small Cap Growth Class 1 Shares	143,375.723	1,330,399	2,200,817	13	2,200,830	502,137	3.098726	4.616473
WFVT Small Cap Growth Class 2 Shares	11,519.328	114,206	169,565	(5)	169,560	39,390	3.994671	22.440456

See accompanying notes.	6

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	AB Global Thematic Growth Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	BNY Mellon Stock Index Initial Shares Subaccount	BNY Mellon Stock Index Service Shares Subaccount

Net Assets as of December 31, 2018:	$666,930	$2,385,454	$1,814,808	$1,594,178	$15,616

Investment Income:
Reinvested Dividends	1,253	24,773	-	28,510	244
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,665	40,930	32,162	22,896	416

Net Investment Income (Loss)	(10,412)	(16,157)	(32,162)	5,614	(172)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,884	260,400	302,587	91,884	849
Realized Gain (Loss) on Investments	24,378	77,428	79,347	181,668	(56)

Net Realized Capital Gains (Losses) on Investments	68,262	337,828	381,934	273,552	793
Net Change in Unrealized Appreciation (Depreciation)	127,325	164,026	243,554	158,853	3,475

Net Gain (Loss) on Investment	195,587	501,854	625,488	432,405	4,268

Net Increase (Decrease) in Net Assets Resulting from Operations	185,175	485,697	593,326	438,019	4,096

Increase (Decrease) in Net Assets from Contract Transactions	(40,345)	(337,445)	84,850	(316,285)	(1,703)

Total Increase (Decrease) in Net Assets	144,830	148,252	678,176	121,734	2,393

Net Assets as of December 31, 2019:	$811,760	$2,533,706	$2,492,984	$1,715,912	$18,009

Investment Income:
Reinvested Dividends	3,841	29,549	-	26,198	223
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,979	36,260	38,259	22,042	419

Net Investment Income (Loss)	(9,138)	(6,711)	(38,259)	4,156	(196)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	80,833	120,912	220,155	102,717	1,049
Realized Gain (Loss) on Investments	34,836	(44,629)	135,566	72,836	(63)

Net Realized Capital Gains (Losses) on Investments	115,669	76,283	355,721	175,553	986
Net Change in Unrealized Appreciation (Depreciation)	178,805	(58,064)	478,222	89,175	1,576

Net Gain (Loss) on Investment	294,474	18,219	833,943	264,728	2,562

Net Increase (Decrease) in Net Assets Resulting from Operations	285,336	11,508	795,684	268,884	2,366

Increase (Decrease) in Net Assets from Contract Transactions	(57,358)	49,145	(181,429)	(90,890)	(1,176)

Total Increase (Decrease) in Net Assets	227,978	60,653	614,255	177,994	1,190

Net Assets as of December 31, 2020:	$1,039,738	$2,594,359	$3,107,239	$1,893,906	$19,199

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Government Money Market Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount

Net Assets as of December 31, 2018:	$200,750	$1,526,328	$919,678	$688,328	$1,289,621

Investment Income:
Reinvested Dividends	3,397	20,530	17,198	8,468	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,289	24,591	14,199	10,995	18,515

Net Investment Income (Loss)	108	(4,061)	2,999	(2,527)	(18,515)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,517	192,174	-	86,065	236,321
Realized Gain (Loss) on Investments	676	15,112	-	14,191	14,765

Net Realized Capital Gains (Losses) on Investments	8,193	207,286	-	100,256	251,086
Net Change in Unrealized Appreciation (Depreciation)	56,807	305,632	-	89,550	18,870

Net Gain (Loss) on Investment	65,000	512,918	-	189,806	269,956

Net Increase (Decrease) in Net Assets Resulting from Operations	65,108	508,857	2,999	187,279	251,441

Increase (Decrease) in Net Assets from Contract Transactions	(802)	(94,971)	202,793	(38,430)	(199,059)

Total Increase (Decrease) in Net Assets	64,306	413,886	205,792	148,849	52,382

Net Assets as of December 31, 2019:	$265,056	$1,940,214	$1,125,470	$837,177	$1,342,003

Investment Income:
Reinvested Dividends	2,800	15,565	2,289	6,587	7,882
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,016	27,381	13,994	11,877	16,985

Net Investment Income (Loss)	(216)	(11,816)	(11,705)	(5,290)	(9,103)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,039	162,280	-	60,472	-
Realized Gain (Loss) on Investments	24,378	44,409	-	14,298	12,284

Net Realized Capital Gains (Losses) on Investments	27,417	206,689	-	74,770	12,284
Net Change in Unrealized Appreciation (Depreciation)	15,279	222,649	-	126,034	231,138

Net Gain (Loss) on Investment	42,696	429,338	-	200,804	243,422

Net Increase (Decrease) in Net Assets Resulting from Operations	42,480	417,522	(11,705)	195,514	234,319

Increase (Decrease) in Net Assets from Contract Transactions	(109,196)	(124,615)	(33,886)	(2,865)	(54,220)

Total Increase (Decrease) in Net Assets	(66,716)	292,907	(45,591)	192,649	180,099

Net Assets as of December 31, 2020:	$198,340	$2,233,121	$1,079,879	$1,029,826	$1,522,102

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Columbia - Dividend Opportunity Class 1 Shares Subaccount	Columbia - Income Opportunity Class 1 Shares Subaccount	Columbia - Large Cap Growth Class 1 Shares Subaccount	Columbia - Mid Cap Growth Class 1 Shares Subaccount	Columbia - Overseas Core Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$790,315	$1,403,501	$3,105,551	$992,649	$1,534,709

Investment Income:
Reinvested Dividends	-	74,772	-	-	29,788
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,854	19,920	49,097	16,321	22,531

Net Investment Income (Loss)	(11,854)	54,852	(49,097)	(16,321)	7,257

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	237,618
Realized Gain (Loss) on Investments	24,457	(53,849)	172,581	78,207	(1,253)

Net Realized Capital Gains (Losses) on Investments	24,457	(53,849)	172,581	78,207	236,365
Net Change in Unrealized Appreciation (Depreciation)	160,663	200,972	880,409	255,318	96,473

Net Gain (Loss) on Investment	185,120	147,123	1,052,990	333,525	332,838

Net Increase (Decrease) in Net Assets Resulting from Operations	173,266	201,975	1,003,893	317,204	340,095

Increase (Decrease) in Net Assets from Contract Transactions	(46,842)	(160,796)	(406,838)	(148,213)	(204,939)

Total Increase (Decrease) in Net Assets	126,424	41,179	597,055	168,991	135,156

Net Assets as of December 31, 2019:	$916,739	$1,444,680	$3,702,606	$1,161,640	$1,669,865

Investment Income:
Reinvested Dividends	-	63,429	-	-	20,497
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,392	18,093	53,441	16,685	19,454

Net Investment Income (Loss)	(10,392)	45,336	(53,441)	(16,685)	1,043

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	17,487
Realized Gain (Loss) on Investments	69,590	(44,760)	314,240	114,135	(17,889)

Net Realized Capital Gains (Losses) on Investments	69,590	(44,760)	314,240	114,135	(402)
Net Change in Unrealized Appreciation (Depreciation)	(77,422)	53,628	838,089	251,518	81,488

Net Gain (Loss) on Investment	(7,832)	8,868	1,152,329	365,653	81,086

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,224)	54,204	1,098,888	348,968	82,129

Increase (Decrease) in Net Assets from Contract Transactions	(138,870)	(144,279)	(583,717)	(183,924)	(256,617)

Total Increase (Decrease) in Net Assets	(157,094)	(90,075)	515,171	165,044	(174,488)

Net Assets as of December 31, 2020:	$759,645	$1,354,605	$4,217,777	$1,326,684	$1,495,377

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Columbia - Select Mid Cap Value Class 1 Shares Subaccount	Columbia - Small Cap Value Class 1 Shares Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount	Columbia - Strategic Income Class 1 Shares Subaccount	CTIVP® - Loomis Sayles Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2018:	$450,057	$876,836	$22,274	$870,655	$2,753,683

Investment Income:
Reinvested Dividends	-	4,695	-	33,635	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,234	10,836	441	11,267	41,441

Net Investment Income (Loss)	(6,234)	(6,141)	(441)	22,368	(41,441)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	73,086	5,706	-	-
Realized Gain (Loss) on Investments	127,315	(28,463)	172	(36,999)	159,621

Net Realized Capital Gains (Losses) on Investments	127,315	44,623	5,878	(36,999)	159,621
Net Change in Unrealized Appreciation (Depreciation)	(12,279)	125,157	3,088	91,184	679,834

Net Gain (Loss) on Investment	115,036	169,780	8,966	54,185	839,455

Net Increase (Decrease) in Net Assets Resulting from Operations	108,802	163,639	8,525	76,553	798,014

Increase (Decrease) in Net Assets from Contract Transactions	(285,494)	(186,224)	(603)	(148,879)	(335,062)

Total Increase (Decrease) in Net Assets	(176,692)	(22,585)	7,922	(72,326)	462,952

Net Assets as of December 31, 2019:	$273,365	$854,251	$30,196	$798,329	$3,216,635

Investment Income:
Reinvested Dividends	-	4,343	-	26,411	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,302	8,913	554	9,469	44,889

Net Investment Income (Loss)	(3,302)	(4,570)	(554)	16,942	(44,889)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	29,908	648	-	-
Realized Gain (Loss) on Investments	18,916	(39,896)	352	(19,896)	346,502

Net Realized Capital Gains (Losses) on Investments	18,916	(9,988)	1,000	(19,896)	346,502
Net Change in Unrealized Appreciation (Depreciation)	(3,397)	75,723	19,963	40,731	581,474

Net Gain (Loss) on Investment	15,519	65,735	20,963	20,835	927,976

Net Increase (Decrease) in Net Assets Resulting from Operations	12,217	61,165	20,409	37,777	883,087

Increase (Decrease) in Net Assets from Contract Transactions	(11,132)	(54,518)	(644)	(55,466)	(484,393)

Total Increase (Decrease) in Net Assets	1,085	6,647	19,765	(17,689)	398,694

Net Assets as of December 31, 2020:	$274,450	$860,898	$49,961	$780,640	$3,615,329

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Davis Value Subaccount	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Kaufmann II Primary Shares Subaccount	Federated Hermes Kaufmann II Service Shares Subaccount

Net Assets as of December 31, 2018:	$3,459,171	$3,146,835	$2,053,595	$2,044,532	$1,897,970

Investment Income:
Reinvested Dividends	62,214	51,211	131,572	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,885	44,500	30,300	32,799	25,187

Net Investment Income (Loss)	6,329	6,711	101,272	(32,799)	(25,187)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	195,858	-	-	206,910	203,285
Realized Gain (Loss) on Investments	(144,409)	-	(12,199)	146,302	68,213

Net Realized Capital Gains (Losses) on Investments	51,449	-	(12,199)	353,212	271,498
Net Change in Unrealized Appreciation (Depreciation)	929,741	-	169,879	279,642	316,615

Net Gain (Loss) on Investment	981,190	-	157,680	632,854	588,113

Net Increase (Decrease) in Net Assets Resulting from Operations	987,519	6,711	258,952	600,055	562,926

Increase (Decrease) in Net Assets from Contract Transactions	(282,419)	56,282	(154,485)	(532,325)	(477,572)

Total Increase (Decrease) in Net Assets	705,100	62,993	104,467	67,730	85,354

Net Assets as of December 31, 2019:	$4,164,271	$3,209,828	$2,158,062	$2,112,262	$1,983,324

Investment Income:
Reinvested Dividends	23,204	6,576	119,801	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,570	54,755	28,797	33,042	23,568

Net Investment Income (Loss)	(24,366)	(48,179)	91,004	(33,042)	(23,568)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	92,815	-	-	201,614	192,017
Realized Gain (Loss) on Investments	(570,635)	-	(42,979)	107,943	77,363

Net Realized Capital Gains (Losses) on Investments	(477,820)	-	(42,979)	309,557	269,380
Net Change in Unrealized Appreciation (Depreciation)	629,916	-	28,643	257,438	209,695

Net Gain (Loss) on Investment	152,096	-	(14,336)	566,995	479,075

Net Increase (Decrease) in Net Assets Resulting from Operations	127,730	(48,179)	76,668	533,953	455,507

Increase (Decrease) in Net Assets from Contract Transactions	(628,682)	904,301	(80,475)	(252,708)	(401,489)

Total Increase (Decrease) in Net Assets	(500,952)	856,122	(3,807)	281,245	54,018

Net Assets as of December 31, 2020:	$3,663,319	$4,065,950	$2,154,255	$2,393,507	$2,037,342

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Federated Hermes Managed	Federated Hermes Managed	Federated Hermes Quality	Fidelity® VIP Asset Manager	Fidelity® VIP Asset Manager:
	Volatility II Primary Shares	Volatility II Service Shares	Bond II Primary Shares	Initial Class	Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$848,654	$444,507	$266,261	$1,049,082	$570,029

Investment Income:
Reinvested Dividends	18,926	9,345	7,991	19,185	8,968
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,387	5,504	3,701	14,875	7,908

Net Investment Income (Loss)	6,539	3,841	4,290	4,310	1,060

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	10	46,826	32,905
Realized Gain (Loss) on Investments	6,555	(975)	1,354	1,323	23,300

Net Realized Capital Gains (Losses) on Investments	6,555	(975)	1,364	48,149	56,205
Net Change in Unrealized Appreciation (Depreciation)	139,960	70,826	15,259	116,279	57,023

Net Gain (Loss) on Investment	146,515	69,851	16,623	164,428	113,228

Net Increase (Decrease) in Net Assets Resulting from Operations	153,054	73,692	20,913	168,738	114,288

Increase (Decrease) in Net Assets from Contract Transactions	(102,059)	(119,011)	(28,074)	(94,220)	(76,430)

Total Increase (Decrease) in Net Assets	50,995	(45,319)	(7,161)	74,518	37,858

Net Assets as of December 31, 2019:	$899,649	$399,188	$259,100	$1,123,600	$607,887

Investment Income:
Reinvested Dividends	20,880	6,959	7,132	16,831	6,117
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,945	4,167	3,512	14,952	7,618

Net Investment Income (Loss)	9,935	2,792	3,620	1,879	(1,501)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	764	14,612	8,030
Realized Gain (Loss) on Investments	4,100	(459)	2,956	3,049	31,210

Net Realized Capital Gains (Losses) on Investments	4,100	(459)	3,720	17,661	39,240
Net Change in Unrealized Appreciation (Depreciation)	(24,087)	(6,470)	9,368	124,932	48,152

Net Gain (Loss) on Investment	(19,987)	(6,929)	13,088	142,593	87,392

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,052)	(4,137)	16,708	144,472	85,891

Increase (Decrease) in Net Assets from Contract Transactions	(92,160)	(41,557)	(50,132)	(41,187)	(81,935)

Total Increase (Decrease) in Net Assets	(102,212)	(45,694)	(33,424)	103,285	3,956

Net Assets as of December 31, 2020:	$797,437	$353,494	$225,676	$1,226,885	$611,843

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

		Fidelity® VIP Balanced Service	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Fidelity® VIP Equity-Income
	Fidelity® VIP Balanced Initial Class	Class 2	Initial Class	Service Class 2	Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$2,715,920	$324,466	$7,175,807	$9,688,903	$3,432,724

Investment Income:
Reinvested Dividends	49,362	5,615	36,001	20,098	71,965
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,915	4,792	107,122	147,155	49,168

Net Investment Income (Loss)	10,447	823	(71,121)	(127,057)	22,797

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	139,268	17,035	920,229	1,193,177	240,877
Realized Gain (Loss) on Investments	76,821	2,810	251,390	594,002	48

Net Realized Capital Gains (Losses) on Investments	216,089	19,845	1,171,619	1,787,179	240,925
Net Change in Unrealized Appreciation (Depreciation)	367,945	50,728	955,086	826,000	572,422

Net Gain (Loss) on Investment	584,034	70,573	2,126,705	2,613,179	813,347

Net Increase (Decrease) in Net Assets Resulting from Operations	594,481	71,396	2,055,584	2,486,122	836,144

Increase (Decrease) in Net Assets from Contract Transactions	(319,641)	(12,424)	(954,387)	(2,727,281)	(516,973)

Total Increase (Decrease) in Net Assets	274,840	58,972	1,101,197	(241,159)	319,171

Net Assets as of December 31, 2019:	$2,990,760	$383,438	$8,277,004	$9,447,744	$3,751,895

Investment Income:
Reinvested Dividends	40,125	4,974	20,967	7,499	59,085
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,336	5,255	114,456	149,847	44,035

Net Investment Income (Loss)	2,789	(281)	(93,489)	(142,348)	15,050

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,163	5,590	44,711	50,432	156,226
Realized Gain (Loss) on Investments	116,752	3,536	505,796	941,945	(26,160)

Net Realized Capital Gains (Losses) on Investments	158,915	9,126	550,507	992,377	130,066
Net Change in Unrealized Appreciation (Depreciation)	375,018	68,453	1,771,837	1,697,499	(410)

Net Gain (Loss) on Investment	533,933	77,579	2,322,344	2,689,876	129,656

Net Increase (Decrease) in Net Assets Resulting from Operations	536,722	77,298	2,228,855	2,547,528	144,706

Increase (Decrease) in Net Assets from Contract Transactions	(415,893)	(7,642)	(1,192,787)	(2,115,159)	(296,834)

Total Increase (Decrease) in Net Assets	120,829	69,656	1,036,068	432,369	(152,128)

Net Assets as of December 31, 2020:	$3,111,589	$453,094	$9,313,072	$9,880,113	$3,599,767

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP Equity-Income	Fidelity® VIP Government	Fidelity® VIP Government	Fidelity® VIP Growth Initial	Fidelity® VIP Growth Service
	Service Class 2	Money Market Initial Class	Money Market Service Class 2	Class	Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$6,143,216	$279,350	$373,954	$5,330,203	$1,980,350

Investment Income:
Reinvested Dividends	113,277	5,782	6,088	15,701	1,234
Investment Expense:
Mortality and Expense Risk and Administrative Charges	92,825	3,856	4,668	82,001	33,352

Net Investment Income (Loss)	20,452	1,926	1,420	(66,300)	(32,118)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	436,065	-	-	369,775	140,594
Realized Gain (Loss) on Investments	64,133	-	-	331,657	125,046

Net Realized Capital Gains (Losses) on Investments	500,198	-	-	701,432	265,640
Net Change in Unrealized Appreciation (Depreciation)	918,267	-	-	1,030,258	375,784

Net Gain (Loss) on Investment	1,418,465	-	-	1,731,690	641,424

Net Increase (Decrease) in Net Assets Resulting from Operations	1,438,917	1,926	1,420	1,665,390	609,306

Increase (Decrease) in Net Assets from Contract Transactions	(1,084,569)	37,774	(64,750)	(557,315)	(199,635)

Total Increase (Decrease) in Net Assets	354,348	39,700	(63,330)	1,108,075	409,671

Net Assets as of December 31, 2019:	$6,497,564	$319,050	$310,624	$6,438,278	$2,390,021

Investment Income:
Reinvested Dividends	89,501	1,024	736	5,238	1,070
Investment Expense:
Mortality and Expense Risk and Administrative Charges	81,734	4,469	4,055	94,144	39,194

Net Investment Income (Loss)	7,767	(3,445)	(3,319)	(88,906)	(38,124)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	275,908	-	-	661,517	247,664
Realized Gain (Loss) on Investments	9,422	-	-	593,181	125,320

Net Realized Capital Gains (Losses) on Investments	285,330	-	-	1,254,698	372,984
Net Change in Unrealized Appreciation (Depreciation)	(74,387)	-	-	1,343,093	607,947

Net Gain (Loss) on Investment	210,943	-	-	2,597,791	980,931

Net Increase (Decrease) in Net Assets Resulting from Operations	218,710	(3,445)	(3,319)	2,508,885	942,807

Increase (Decrease) in Net Assets from Contract Transactions	(754,097)	65,167	(18,109)	(851,249)	(183,175)

Total Increase (Decrease) in Net Assets	(535,387)	61,722	(21,428)	1,657,636	759,632

Net Assets as of December 31, 2020:	$5,962,177	$380,772	$289,196	$8,095,914	$3,149,653

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP Growth &	Fidelity® VIP Growth &	Fidelity® VIP Growth	Fidelity® VIP Growth	Fidelity® VIP Growth
	Income Initial Class	Income Service Class 2	Opportunities Initial Class	Opportunities Service Class	Opportunities Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$3,009,071	$259,726	$2,285,044	$1,263,257	$494,248

Investment Income:
Reinvested Dividends	114,494	9,881	3,879	807	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,748	3,755	35,634	22,139	8,817

Net Investment Income (Loss)	70,746	6,126	(31,755)	(21,332)	(8,817)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	282,155	24,383	216,685	122,886	48,134
Realized Gain (Loss) on Investments	179,845	9,817	227,312	58,895	62,419

Net Realized Capital Gains (Losses) on Investments	462,000	34,200	443,997	181,781	110,553
Net Change in Unrealized Appreciation (Depreciation)	256,887	30,576	426,410	319,816	76,448

Net Gain (Loss) on Investment	718,887	64,776	870,407	501,597	187,001

Net Increase (Decrease) in Net Assets Resulting from Operations	789,633	70,902	838,652	480,265	178,184

Increase (Decrease) in Net Assets from Contract Transactions	(533,308)	(18,569)	(318,992)	(78,089)	(128,120)

Total Increase (Decrease) in Net Assets	256,325	52,333	519,660	402,176	50,064

Net Assets as of December 31, 2019:	$3,265,396	$312,059	$2,804,704	$1,665,433	$544,312

Investment Income:
Reinvested Dividends	57,281	5,379	458	135	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,654	3,584	44,838	28,849	9,943

Net Investment Income (Loss)	19,627	1,795	(44,380)	(28,714)	(9,943)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	151,344	14,554	190,353	111,769	36,958
Realized Gain (Loss) on Investments	99,972	7,372	247,739	125,095	15,838

Net Realized Capital Gains (Losses) on Investments	251,316	21,926	438,092	236,864	52,796
Net Change in Unrealized Appreciation (Depreciation)	(140,417)	(5,871)	1,377,304	858,220	308,112

Net Gain (Loss) on Investment	110,899	16,055	1,815,396	1,095,084	360,908

Net Increase (Decrease) in Net Assets Resulting from Operations	130,526	17,850	1,771,016	1,066,370	350,965

Increase (Decrease) in Net Assets from Contract Transactions	(410,349)	(17,690)	(288,674)	(135,900)	14,762

Total Increase (Decrease) in Net Assets	(279,823)	160	1,482,342	930,470	365,727

Net Assets as of December 31, 2020:	$2,985,573	$312,219	$4,287,046	$2,595,903	$910,039

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP High Income	Fidelity® VIP High Income	Fidelity® VIP High Income	Fidelity® VIP Index 500 Initial	Fidelity® VIP Index 500 Service
	Initial Class	Service Class	Service Class 2	Class	Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$1,027,113	$750,456	$394,573	$16,120,590	$1,060,532

Investment Income:
Reinvested Dividends	54,683	39,616	20,670	346,084	23,692
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,163	11,146	5,437	248,494	18,848

Net Investment Income (Loss)	40,520	28,470	15,233	97,590	4,844

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	267,023	18,308
Realized Gain (Loss) on Investments	2,258	(1,661)	(1,148)	1,209,868	77,434

Net Realized Capital Gains (Losses) on Investments	2,258	(1,661)	(1,148)	1,476,891	95,742
Net Change in Unrealized Appreciation (Depreciation)	92,779	70,414	36,460	2,992,808	224,228

Net Gain (Loss) on Investment	95,037	68,753	35,312	4,469,699	319,970

Net Increase (Decrease) in Net Assets Resulting from Operations	135,557	97,223	50,545	4,567,289	324,814

Increase (Decrease) in Net Assets from Contract Transactions	(100,013)	(72,196)	(31,033)	(1,838,169)	125,600

Total Increase (Decrease) in Net Assets	35,544	25,027	19,512	2,729,120	450,414

Net Assets as of December 31, 2019:	$1,062,657	$775,483	$414,085	$18,849,710	$1,510,946

Investment Income:
Reinvested Dividends	48,048	33,064	18,541	302,087	22,974
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,764	9,768	4,997	246,698	20,181

Net Investment Income (Loss)	35,284	23,296	13,544	55,389	2,793

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	60,405	4,939
Realized Gain (Loss) on Investments	(2,624)	(8,176)	(3,279)	1,781,274	98,971

Net Realized Capital Gains (Losses) on Investments	(2,624)	(8,176)	(3,279)	1,841,679	103,910
Net Change in Unrealized Appreciation (Depreciation)	(23,713)	(11,680)	(7,346)	872,260	111,005

Net Gain (Loss) on Investment	(26,337)	(19,856)	(10,625)	2,713,939	214,915

Net Increase (Decrease) in Net Assets Resulting from Operations	8,947	3,440	2,919	2,769,328	217,708

Increase (Decrease) in Net Assets from Contract Transactions	(85,278)	(95,717)	(41,919)	(2,312,735)	(53,233)

Total Increase (Decrease) in Net Assets	(76,331)	(92,277)	(39,000)	456,593	164,475

Net Assets as of December 31, 2020:	$986,326	$683,206	$375,085	$19,306,303	$1,675,421

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP Investment Grade Bond Initial Class Subaccount	Fidelity® VIP Investment Grade Bond Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Overseas Initial Class Subaccount

Net Assets as of December 31, 2018:	$4,917,976	$1,014,518	$3,706,617	$7,170,759	$991,830

Investment Income:
Reinvested Dividends	131,073	26,517	33,189	51,644	17,799
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,192	14,517	54,064	111,167	14,230

Net Investment Income (Loss)	62,881	12,000	(20,875)	(59,523)	3,569

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	441,971	854,536	39,043
Realized Gain (Loss) on Investments	12,479	6,322	29,453	(35,772)	26,088

Net Realized Capital Gains (Losses) on Investments	12,479	6,322	471,424	818,764	65,131
Net Change in Unrealized Appreciation (Depreciation)	299,845	64,718	320,687	716,653	175,864

Net Gain (Loss) on Investment	312,324	71,040	792,111	1,535,417	240,995

Net Increase (Decrease) in Net Assets Resulting from Operations	375,205	83,040	771,236	1,475,894	244,564

Increase (Decrease) in Net Assets from Contract Transactions	(451,557)	(63,312)	(553,388)	(725,749)	(142,723)

Total Increase (Decrease) in Net Assets	(76,352)	19,728	217,848	750,145	101,841

Net Assets as of December 31, 2019:	$4,841,624	$1,034,246	$3,924,465	$7,920,904	$1,093,671

Investment Income:
Reinvested Dividends	113,883	21,343	21,928	26,779	4,219
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71,822	14,239	45,858	97,519	13,052

Net Investment Income (Loss)	42,061	7,104	(23,930)	(70,740)	(8,833)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,839	402	-	-	4,718
Realized Gain (Loss) on Investments	63,996	14,670	(38,375)	(168,663)	28,634

Net Realized Capital Gains (Losses) on Investments	65,835	15,072	(38,375)	(168,663)	33,352
Net Change in Unrealized Appreciation (Depreciation)	271,967	56,198	566,969	1,160,550	103,031

Net Gain (Loss) on Investment	337,802	71,270	528,594	991,887	136,383

Net Increase (Decrease) in Net Assets Resulting from Operations	379,863	78,374	504,664	921,147	127,550

Increase (Decrease) in Net Assets from Contract Transactions	90,675	(27,446)	(446,354)	(1,078,308)	(142,207)

Total Increase (Decrease) in Net Assets	470,538	50,928	58,310	(157,161)	(14,657)

Net Assets as of December 31, 2020:	$5,312,162	$1,085,174	$3,982,775	$7,763,743	$1,079,014

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Income Class 2 Shares Subaccount	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Rising Dividends Class 2 Shares Subaccount	Franklin Small Cap Value Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$2,021,834	$507,317	$3,930,814	$1,393,274	$1,036,331

Investment Income:
Reinvested Dividends	31,507	25,112	71,813	19,893	11,976
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36,835	4,873	55,617	22,576	15,512

Net Investment Income (Loss)	(5,328)	20,239	16,196	(2,683)	(3,536)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	210,960	7,590	383,986	246,695	190,782
Realized Gain (Loss) on Investments	(18,114)	12,488	82,210	28,133	(46,263)

Net Realized Capital Gains (Losses) on Investments	192,846	20,078	466,196	274,828	144,519
Net Change in Unrealized Appreciation (Depreciation)	422,975	29,960	279,762	103,945	104,908

Net Gain (Loss) on Investment	615,821	50,038	745,958	378,773	249,427

Net Increase (Decrease) in Net Assets Resulting from Operations	610,493	70,277	762,154	376,090	245,891

Increase (Decrease) in Net Assets from Contract Transactions	(294,622)	(115,222)	(644,971)	(79,482)	(95,025)

Total Increase (Decrease) in Net Assets	315,871	(44,945)	117,183	296,608	150,866

Net Assets as of December 31, 2019:	$2,337,705	$462,372	$4,047,997	$1,689,882	$1,187,197

Investment Income:
Reinvested Dividends	20,908	15,312	86,184	19,159	14,660
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,022	2,832	43,610	21,759	13,311

Net Investment Income (Loss)	(11,114)	12,480	42,574	(2,600)	1,349

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	108,475	217	119,819	81,253	62,352
Realized Gain (Loss) on Investments	(79,897)	17,812	(8,632)	43,346	(88,596)

Net Realized Capital Gains (Losses) on Investments	28,578	18,029	111,187	124,599	(26,244)
Net Change in Unrealized Appreciation (Depreciation)	111,155	(32,636)	(431,840)	83,490	47,944

Net Gain (Loss) on Investment	139,733	(14,607)	(320,653)	208,089	21,700

Net Increase (Decrease) in Net Assets Resulting from Operations	128,619	(2,127)	(278,079)	205,489	23,049

Increase (Decrease) in Net Assets from Contract Transactions	(81,207)	(188,056)	(487,889)	(229,896)	(94,340)

Total Increase (Decrease) in Net Assets	47,412	(190,183)	(765,968)	(24,407)	(71,291)

Net Assets as of December 31, 2020:	$2,385,117	$272,189	$3,282,029	$1,665,475	$1,115,906

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Franklin Small-Mid Cap Growth Class 2 Shares Subaccount	Franklin Templeton Developing Markets Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco Oppenheimer V.I. Capital Appreciation Series I Shares Subaccount	Invesco Oppenheimer V.I. Capital Appreciation Series II Shares Subaccount

Net Assets as of December 31, 2018:	$4,174,657	$607,873	$2,131,317	$6,145,272	$510,255

Investment Income:
Reinvested Dividends	-	6,382	36,888	4,188	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	67,181	9,635	29,452	98,806	7,499

Net Investment Income (Loss)	(67,181)	(3,253)	7,436	(94,618)	(7,499)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	684,657	-	22,018	659,410	56,933
Realized Gain (Loss) on Investments	(203,323)	1,529	6,868	317,748	37,421

Net Realized Capital Gains (Losses) on Investments	481,334	1,529	28,886	977,158	94,354
Net Change in Unrealized Appreciation (Depreciation)	785,270	149,446	187,000	1,130,228	70,246

Net Gain (Loss) on Investment	1,266,604	150,975	215,886	2,107,386	164,600

Net Increase (Decrease) in Net Assets Resulting from Operations	1,199,423	147,722	223,322	2,012,768	157,101

Increase (Decrease) in Net Assets from Contract Transactions	(732,031)	(43,890)	(244,043)	(781,285)	(188,171)

Total Increase (Decrease) in Net Assets	467,392	103,832	(20,721)	1,231,483	(31,070)

Net Assets as of December 31, 2019:	$4,642,049	$711,705	$2,110,596	$7,376,755	$479,185

Investment Income:
Reinvested Dividends	-	26,023	55,803	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,857	9,206	23,108	110,150	7,373

Net Investment Income (Loss)	(73,857)	16,817	32,695	(110,150)	(7,373)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	674,007	16,331	-	1,167,524	79,370
Realized Gain (Loss) on Investments	(55,733)	6,885	(14,932)	494,454	4,752

Net Realized Capital Gains (Losses) on Investments	618,274	23,216	(14,932)	1,661,978	84,122
Net Change in Unrealized Appreciation (Depreciation)	1,762,734	50,232	(89,642)	842,773	79,155

Net Gain (Loss) on Investment	2,381,008	73,448	(104,574)	2,504,751	163,277

Net Increase (Decrease) in Net Assets Resulting from Operations	2,307,151	90,265	(71,879)	2,394,601	155,904

Increase (Decrease) in Net Assets from Contract Transactions	(434,567)	(76,927)	(202,926)	(969,584)	(27,752)

Total Increase (Decrease) in Net Assets	1,872,584	13,338	(274,805)	1,425,017	128,152

Net Assets as of December 31, 2020:	$6,514,633	$725,043	$1,835,791	$8,801,772	$607,337

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Invesco Oppenheimer V.I. Conservative Balanced Series I Shares Subaccount	Invesco Oppenheimer V.I. Conservative Balanced Series II Shares Subaccount	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II Shares Subaccount(1)	Invesco Oppenheimer V.I. Global Series I Shares Subaccount	Invesco Oppenheimer V.I. Global Series II Shares Subaccount

Net Assets as of December 31, 2018:	$1,289,938	$82,230	$-	$1,944,319	$151,639

Investment Income:
Reinvested Dividends	30,823	1,785	-	19,627	1,124
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,651	1,248	-	29,805	2,607

Net Investment Income (Loss)	12,172	537	-	(10,178)	(1,483)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,832	1,435	-	310,028	25,389
Realized Gain (Loss) on Investments	27,164	9,345	-	64,268	788

Net Realized Capital Gains (Losses) on Investments	48,996	10,780	-	374,296	26,177
Net Change in Unrealized Appreciation (Depreciation)	133,538	904	-	188,262	19,880

Net Gain (Loss) on Investment	182,534	11,684	-	562,558	46,057

Net Increase (Decrease) in Net Assets Resulting from Operations	194,706	12,221	-	552,380	44,574

Increase (Decrease) in Net Assets from Contract Transactions	(252,942)	(36,176)	-	(245,703)	(857)

Total Increase (Decrease) in Net Assets	(58,236)	(23,955)	-	306,677	43,717

Net Assets as of December 31, 2019:	$1,231,702	$58,275	$-	$2,250,996	$195,356

Investment Income:
Reinvested Dividends	24,558	1,254	-	14,802	894
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,308	926	1,685	29,805	2,897

Net Investment Income (Loss)	7,250	328	(1,685)	(15,003)	(2,003)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,289	1,585	-	77,122	7,417
Realized Gain (Loss) on Investments	30,477	1,178	10,418	69,308	1,073

Net Realized Capital Gains (Losses) on Investments	57,766	2,763	10,418	146,430	8,490
Net Change in Unrealized Appreciation (Depreciation)	87,820	4,965	68,350	389,035	42,954

Net Gain (Loss) on Investment	145,586	7,728	78,768	535,465	51,444

Net Increase (Decrease) in Net Assets Resulting from Operations	152,836	8,056	77,083	520,462	49,441

Increase (Decrease) in Net Assets from Contract Transactions	(127,169)	4,231	133,929	(214,250)	(1,008)

Total Increase (Decrease) in Net Assets	25,667	12,287	211,012	306,212	48,433

Net Assets as of December 31, 2020:	$1,257,369	$70,562	$211,012	$2,557,208	$243,789

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Invesco Oppenheimer V.I. Global Strategic Income Series I Shares Subaccount	Invesco Oppenheimer V.I. Global Strategic Income Series II Shares Subaccount	Invesco Oppenheimer V.I. Main Street Series I Shares Subaccount	Invesco Oppenheimer V.I. Main Street Series II Shares Subaccount	Invesco Oppenheimer V.I. Main Street Small Cap Series II Shares Subaccount

Net Assets as of December 31, 2018:	$2,107,926	$764,511	$3,429,951	$660,133	$53,534

Investment Income:
Reinvested Dividends	80,660	28,051	39,785	6,367	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,663	11,621	55,329	10,641	731

Net Investment Income (Loss)	50,997	16,430	(15,544)	(4,274)	(731)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	598,919	126,303	5,068
Realized Gain (Loss) on Investments	(20,539)	(9,175)	121,735	37,594	2,360

Net Realized Capital Gains (Losses) on Investments	(20,539)	(9,175)	720,654	163,897	7,428
Net Change in Unrealized Appreciation (Depreciation)	159,978	60,105	273,179	37,209	5,388

Net Gain (Loss) on Investment	139,439	50,930	993,833	201,106	12,816

Net Increase (Decrease) in Net Assets Resulting from Operations	190,436	67,360	978,289	196,832	12,085

Increase (Decrease) in Net Assets from Contract Transactions	(184,187)	(66,010)	(552,480)	(144,994)	(7,702)

Total Increase (Decrease) in Net Assets	6,249	1,350	425,809	51,838	4,383

Net Assets as of December 31, 2019:	$2,114,175	$765,861	$3,855,760	$711,971	$57,917

Investment Income:
Reinvested Dividends	113,638	36,129	54,213	6,536	199
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,055	9,931	53,318	8,379	731

Net Investment Income (Loss)	86,583	26,198	895	(1,843)	(532)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	357,025	55,352	793
Realized Gain (Loss) on Investments	(21,128)	(13,223)	54,510	12,273	3,296

Net Realized Capital Gains (Losses) on Investments	(21,128)	(13,223)	411,535	67,625	4,089
Net Change in Unrealized Appreciation (Depreciation)	(33,001)	(9,573)	22,749	(11,515)	6,514

Net Gain (Loss) on Investment	(54,129)	(22,796)	434,284	56,110	10,603

Net Increase (Decrease) in Net Assets Resulting from Operations	32,454	3,402	435,179	54,267	10,071

Increase (Decrease) in Net Assets from Contract Transactions	(117,097)	(98,529)	(282,190)	(138,906)	3,093

Total Increase (Decrease) in Net Assets	(84,643)	(95,127)	152,989	(84,639)	13,164

Net Assets as of December 31, 2020:	$2,029,532	$670,734	$4,008,749	$627,332	$71,081

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Invesco V.I. American Franchise Series I Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Invesco V.I. Comstock Series II Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount	Invesco V.I. Core Equity Series II Shares Subaccount

Net Assets as of December 31, 2018:	$1,712,840	$206,786	$1,116,712	$6,645,658	$884,629

Investment Income:
Reinvested Dividends	-	-	20,922	68,465	1,734
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,371	3,232	14,216	105,869	13,918

Net Investment Income (Loss)	(27,371)	(3,232)	6,706	(37,404)	(12,184)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	280,826	36,052	159,756	832,028	119,020
Realized Gain (Loss) on Investments	89,500	10,336	(13,386)	249,907	269

Net Realized Capital Gains (Losses) on Investments	370,326	46,388	146,370	1,081,935	119,289
Net Change in Unrealized Appreciation (Depreciation)	237,838	26,261	98,299	669,507	126,867

Net Gain (Loss) on Investment	608,164	72,649	244,669	1,751,442	246,156

Net Increase (Decrease) in Net Assets Resulting from Operations	580,793	69,417	251,375	1,714,038	233,972

Increase (Decrease) in Net Assets from Contract Transactions	(155,175)	(28,598)	(121,581)	(928,011)	(48,074)

Total Increase (Decrease) in Net Assets	425,618	40,819	129,794	786,027	185,898

Net Assets as of December 31, 2019:	$2,138,458	$247,605	$1,246,506	$7,431,685	$1,070,527

Investment Income:
Reinvested Dividends	1,673	-	23,105	88,052	11,128
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,749	3,715	12,257	97,852	14,080

Net Investment Income (Loss)	(30,076)	(3,715)	10,848	(9,800)	(2,952)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	174,540	22,135	28,728	1,518,944	240,534
Realized Gain (Loss) on Investments	88,466	4,444	(40,974)	185,715	(9,574)

Net Realized Capital Gains (Losses) on Investments	263,006	26,579	(12,246)	1,704,659	230,960
Net Change in Unrealized Appreciation (Depreciation)	585,884	75,030	(22,942)	(945,380)	(110,081)

Net Gain (Loss) on Investment	848,890	101,609	(35,188)	759,279	120,879

Net Increase (Decrease) in Net Assets Resulting from Operations	818,814	97,894	(24,340)	749,479	117,927

Increase (Decrease) in Net Assets from Contract Transactions	(149,074)	(5,756)	(34,288)	(1,130,013)	(57,921)

Total Increase (Decrease) in Net Assets	669,740	92,138	(58,628)	(380,534)	60,006

Net Assets as of December 31, 2020:	$2,808,198	$339,743	$1,187,878	$7,051,151	$1,130,533

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Invesco V.I. Equity and Income Series II Shares Subaccount	Invesco V.I. Government Securities Series I Shares Subaccount	Invesco V.I. Government Securities Series II Shares Subaccount	Invesco V.I. International Growth Series I Shares Subaccount	Invesco V.I. International Growth Series II Shares Subaccount

Net Assets as of December 31, 2018:	$3,517,467	$448,972	$417,027	$555,245	$58,850

Investment Income:
Reinvested Dividends	79,767	10,291	9,576	8,804	888
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,344	5,512	6,524	8,510	790

Net Investment Income (Loss)	36,423	4,779	3,052	294	98

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	248,624	-	-	35,567	4,462
Realized Gain (Loss) on Investments	88,088	(5,667)	(4,514)	36,103	1,047

Net Realized Capital Gains (Losses) on Investments	336,712	(5,667)	(4,514)	71,670	5,509
Net Change in Unrealized Appreciation (Depreciation)	237,156	20,759	19,087	62,611	10,029

Net Gain (Loss) on Investment	573,868	15,092	14,573	134,281	15,538

Net Increase (Decrease) in Net Assets Resulting from Operations	610,291	19,871	17,625	134,575	15,636

Increase (Decrease) in Net Assets from Contract Transactions	(713,192)	(62,860)	(14,584)	(171,877)	(1,067)

Total Increase (Decrease) in Net Assets	(102,901)	(42,989)	3,041	(37,302)	14,569

Net Assets as of December 31, 2019:	$3,414,566	$405,983	$420,068	$517,943	$73,419

Investment Income:
Reinvested Dividends	63,463	11,300	10,156	11,172	1,600
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36,164	5,760	7,110	7,222	840

Net Investment Income (Loss)	27,299	5,540	3,046	3,950	760

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	131,196	-	-	10,763	1,744
Realized Gain (Loss) on Investments	(125,464)	(559)	4,209	9,594	3,494

Net Realized Capital Gains (Losses) on Investments	5,732	(559)	4,209	20,357	5,238
Net Change in Unrealized Appreciation (Depreciation)	164,540	15,392	12,148	33,037	3,095

Net Gain (Loss) on Investment	170,272	14,833	16,357	53,394	8,333

Net Increase (Decrease) in Net Assets Resulting from Operations	197,571	20,373	19,403	57,344	9,093

Increase (Decrease) in Net Assets from Contract Transactions	(456,734)	41,141	18,411	(40,041)	(7,491)

Total Increase (Decrease) in Net Assets	(259,163)	61,514	37,814	17,303	1,602

Net Assets as of December 31, 2020:	$3,155,403	$467,497	$457,882	$535,246	$75,021

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Invesco V.I. Mid Cap Core Equity Series II Shares Subaccount	Invesco V.I. Value Opportunities Series II Shares Subaccount	Janus Henderson - Balanced Service Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Forty Service Shares Subaccount

Net Assets as of December 31, 2018:	$252,055	$302,407	$2,798,581	$1,302,308	$131,794

Investment Income:
Reinvested Dividends	588	-	49,399	741	34
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,485	4,865	42,373	21,549	2,118

Net Investment Income (Loss)	(2,897)	(4,865)	7,026	(20,808)	(2,084)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,156	61,444	79,150	93,290	12,771
Realized Gain (Loss) on Investments	(9,747)	4,510	98,891	179,154	(777)

Net Realized Capital Gains (Losses) on Investments	20,409	65,954	178,041	272,444	11,994
Net Change in Unrealized Appreciation (Depreciation)	38,265	16,674	377,977	164,992	34,591

Net Gain (Loss) on Investment	58,674	82,628	556,018	437,436	46,585

Net Increase (Decrease) in Net Assets Resulting from Operations	55,777	77,763	563,044	416,628	44,501

Increase (Decrease) in Net Assets from Contract Transactions	(35,686)	(81,571)	(280,126)	(328,531)	(16,224)

Total Increase (Decrease) in Net Assets	20,091	(3,808)	282,918	88,097	28,277

Net Assets as of December 31, 2019:	$272,146	$298,599	$3,081,499	$1,390,405	$160,071

Investment Income:
Reinvested Dividends	1,163	212	65,710	587	1,119
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,129	3,630	43,044	19,629	2,507

Net Investment Income (Loss)	(1,966)	(3,418)	22,666	(19,042)	(1,388)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	50,267	10,933	29,764	99,677	12,678
Realized Gain (Loss) on Investments	(9,735)	(7,334)	158,651	26,854	3,253

Net Realized Capital Gains (Losses) on Investments	40,532	3,599	188,415	126,531	15,931
Net Change in Unrealized Appreciation (Depreciation)	(21,400)	7,439	184,884	126,711	45,009

Net Gain (Loss) on Investment	19,132	11,038	373,299	253,242	60,940

Net Increase (Decrease) in Net Assets Resulting from Operations	17,166	7,620	395,965	234,200	59,552

Increase (Decrease) in Net Assets from Contract Transactions	(21,565)	(16,387)	(122,210)	(36,322)	2,379

Total Increase (Decrease) in Net Assets	(4,399)	(8,767)	273,755	197,878	61,931

Net Assets as of December 31, 2020:	$267,747	$289,832	$3,355,254	$1,588,283	$222,002

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Janus Henderson - Global Research Service Shares Subaccount	Janus Henderson - Mid Cap Value Service Shares Subaccount	Janus Henderson - Overseas Service Shares Subaccount	Janus Henderson - Research Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount

Net Assets as of December 31, 2018:	$1,117,283	$95,346	$1,213,438	$757,283	$4,716,309

Investment Income:
Reinvested Dividends	10,485	1,625	22,409	2,423	92,270
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,351	2,052	17,426	11,503	81,339

Net Investment Income (Loss)	(8,866)	(427)	4,983	(9,080)	10,931

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	75,155	8,235	-	83,836	-
Realized Gain (Loss) on Investments	48,572	89	(131,966)	41,138	50,259

Net Realized Capital Gains (Losses) on Investments	123,727	8,324	(131,966)	124,974	50,259
Net Change in Unrealized Appreciation (Depreciation)	170,180	18,267	405,728	121,474	160,152

Net Gain (Loss) on Investment	293,907	26,591	273,762	246,448	210,411

Net Increase (Decrease) in Net Assets Resulting from Operations	285,041	26,164	278,745	237,368	221,342

Increase (Decrease) in Net Assets from Contract Transactions	(106,663)	(2,799)	(249,335)	(135,811)	(1,474,865)

Total Increase (Decrease) in Net Assets	178,378	23,365	29,410	101,557	(1,253,523)

Net Assets as of December 31, 2019:	$1,295,661	$118,711	$1,242,848	$858,840	$3,462,786

Investment Income:
Reinvested Dividends	7,952	989	13,380	2,880	65,512
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,767	1,791	15,299	11,501	69,456

Net Investment Income (Loss)	(11,815)	(802)	(1,919)	(8,621)	(3,944)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	66,206	2,036	-	67,056	-
Realized Gain (Loss) on Investments	37,709	(1,798)	(57,966)	60,576	64,767

Net Realized Capital Gains (Losses) on Investments	103,915	238	(57,966)	127,632	64,767
Net Change in Unrealized Appreciation (Depreciation)	124,921	(5,327)	213,111	115,724	121,357

Net Gain (Loss) on Investment	228,836	(5,089)	155,145	243,356	186,124

Net Increase (Decrease) in Net Assets Resulting from Operations	217,021	(5,891)	153,226	234,735	182,180

Increase (Decrease) in Net Assets from Contract Transactions	(68,938)	(15,875)	(98,497)	(111,313)	(511,149)

Total Increase (Decrease) in Net Assets	148,083	(21,766)	54,729	123,422	(328,969)

Net Assets as of December 31, 2020:	$1,443,744	$96,945	$1,297,577	$982,262	$3,133,817

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount	MFS® Core Equity Initial Class Subaccount	MFS® Growth Initial Class Subaccount	MFS® Growth Service Class Subaccount

Net Assets as of December 31, 2018:	$1,640,358	$2,601,145	$37,017	$3,636,388	$942,058

Investment Income:
Reinvested Dividends	23,897	20,551	338	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,876	52,521	533	62,209	14,721

Net Investment Income (Loss)	(8,979)	(31,970)	(195)	(62,209)	(14,721)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	99,223	168,597	5,516	364,892	97,051
Realized Gain (Loss) on Investments	(29,792)	(25,459)	(65)	234,633	49,781

Net Realized Capital Gains (Losses) on Investments	69,431	143,138	5,451	599,525	146,832
Net Change in Unrealized Appreciation (Depreciation)	293,557	537,758	5,843	728,202	195,800

Net Gain (Loss) on Investment	362,988	680,896	11,294	1,327,727	342,632

Net Increase (Decrease) in Net Assets Resulting from Operations	354,009	648,926	11,099	1,265,518	327,911

Increase (Decrease) in Net Assets from Contract Transactions	(494,915)	(807,461)	(4,439)	(359,953)	(103,386)

Total Increase (Decrease) in Net Assets	(140,906)	(158,535)	6,660	905,565	224,525

Net Assets as of December 31, 2019:	$1,499,452	$2,442,610	$43,677	$4,541,953	$1,166,583

Investment Income:
Reinvested Dividends	18,411	17,842	307	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,193	47,941	546	71,082	16,804

Net Investment Income (Loss)	(8,782)	(30,099)	(239)	(71,082)	(16,804)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	76,815	143,886	2,119	314,608	86,358
Realized Gain (Loss) on Investments	(49,310)	30,116	179	435,637	72,716

Net Realized Capital Gains (Losses) on Investments	27,505	174,002	2,298	750,245	159,074
Net Change in Unrealized Appreciation (Depreciation)	(23,357)	325,528	5,159	613,257	194,018

Net Gain (Loss) on Investment	4,148	499,530	7,457	1,363,502	353,092

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,634)	469,431	7,218	1,292,420	336,288

Increase (Decrease) in Net Assets from Contract Transactions	15,462	(490,273)	(2,395)	(581,698)	(119,212)

Total Increase (Decrease) in Net Assets	10,828	(20,842)	4,823	710,722	217,076

Net Assets as of December 31, 2020:	$1,510,280	$2,421,768	$48,500	$5,252,675	$1,383,659

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	MFS® Massachusetts Investors Growth Stock Initial Class Subaccount	MFS® Massachusetts Investors Growth Stock Service Class Subaccount	MFS® New Discovery Initial Class Subaccount	MFS® New Discovery Service Class Subaccount	MFS® Research Initial Class Subaccount

Net Assets as of December 31, 2018:	$50,157	$1,173,903	$313,422	$452,520	$1,529,426

Investment Income:
Reinvested Dividends	338	4,460	-	-	12,629
Investment Expense:
Mortality and Expense Risk and Administrative Charges	750	16,193	4,945	7,820	23,779

Net Investment Income (Loss)	(412)	(11,733)	(4,945)	(7,820)	(11,150)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,514	102,962	68,621	96,746	164,792
Realized Gain (Loss) on Investments	1,003	50,871	(938)	4,872	84,533

Net Realized Capital Gains (Losses) on Investments	5,517	153,833	67,683	101,618	249,325
Net Change in Unrealized Appreciation (Depreciation)	12,886	272,421	59,017	66,614	202,932

Net Gain (Loss) on Investment	18,403	426,254	126,700	168,232	452,257

Net Increase (Decrease) in Net Assets Resulting from Operations	17,991	414,521	121,755	160,412	441,107

Increase (Decrease) in Net Assets from Contract Transactions	(7,340)	(299,698)	(23,805)	(81,937)	(335,287)

Total Increase (Decrease) in Net Assets	10,651	114,823	97,950	78,475	105,820

Net Assets as of December 31, 2019:	$60,808	$1,288,726	$411,372	$530,995	$1,635,246

Investment Income:
Reinvested Dividends	270	2,768	-	-	11,050
Investment Expense:
Mortality and Expense Risk and Administrative Charges	784	15,367	5,593	6,900	21,920

Net Investment Income (Loss)	(514)	(12,599)	(5,593)	(6,900)	(10,870)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,711	121,674	40,989	45,789	60,911
Realized Gain (Loss) on Investments	1,254	31,146	(3,219)	(6,397)	4,041

Net Realized Capital Gains (Losses) on Investments	6,965	152,820	37,770	39,392	64,952
Net Change in Unrealized Appreciation (Depreciation)	5,519	99,103	137,694	126,768	149,445

Net Gain (Loss) on Investment	12,484	251,923	175,464	166,160	214,397

Net Increase (Decrease) in Net Assets Resulting from Operations	11,970	239,324	169,871	159,260	203,527

Increase (Decrease) in Net Assets from Contract Transactions	(4,760)	(135,204)	(20,685)	(133,543)	(231,095)

Total Increase (Decrease) in Net Assets	7,210	104,120	149,186	25,717	(27,568)

Net Assets as of December 31, 2020:	$68,018	$1,392,846	$560,558	$556,712	$1,607,678

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	MFS® Research Service Class Subaccount	MFS® Total Return Initial Class Subaccount	MFS® Total Return Service Class Subaccount	MFS® Total Return Bond Initial Class Subaccount	MFS® Total Return Bond Service Class Subaccount

Net Assets as of December 31, 2018:	$914,737	$6,924,382	$3,356,042	$181,244	$1,683,339

Investment Income:
Reinvested Dividends	6,366	165,436	75,453	6,151	50,310
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,415	100,853	54,495	2,468	19,457

Net Investment Income (Loss)	(9,049)	64,583	20,958	3,683	30,853

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	111,364	188,303	96,469	-	-
Realized Gain (Loss) on Investments	16,054	202,301	88,048	1,588	(4,066)

Net Realized Capital Gains (Losses) on Investments	127,418	390,604	184,517	1,588	(4,066)
Net Change in Unrealized Appreciation (Depreciation)	159,740	767,559	384,891	9,930	107,870

Net Gain (Loss) on Investment	287,158	1,158,163	569,408	11,518	103,804

Net Increase (Decrease) in Net Assets Resulting from Operations	278,109	1,222,746	590,366	15,201	134,657

Increase (Decrease) in Net Assets from Contract Transactions	(12,902)	(957,479)	(344,695)	(15,288)	(382,919)

Total Increase (Decrease) in Net Assets	265,207	265,267	245,671	(87)	(248,262)

Net Assets as of December 31, 2019:	$1,179,944	$7,189,649	$3,601,713	$181,157	$1,435,077

Investment Income:
Reinvested Dividends	5,710	151,267	65,532	6,337	43,312
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,564	92,967	49,533	2,466	16,430

Net Investment Income (Loss)	(9,854)	58,300	15,999	3,871	26,882

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,216	175,292	85,339	-	-
Realized Gain (Loss) on Investments	37,957	143,152	126,237	1,576	7,065

Net Realized Capital Gains (Losses) on Investments	81,173	318,444	211,576	1,576	7,065
Net Change in Unrealized Appreciation (Depreciation)	73,572	130,774	9,075	6,901	55,526

Net Gain (Loss) on Investment	154,745	449,218	220,651	8,477	62,591

Net Increase (Decrease) in Net Assets Resulting from Operations	144,891	507,518	236,650	12,348	89,473

Increase (Decrease) in Net Assets from Contract Transactions	(128,730)	(787,541)	(547,553)	(9,799)	(197,358)

Total Increase (Decrease) in Net Assets	16,161	(280,023)	(310,903)	2,549	(107,885)

Net Assets as of December 31, 2020:	$1,196,105	$6,909,626	$3,290,810	$183,706	$1,327,192

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	MFS® Utilities Initial Class Subaccount	MFS® Utilities Service Class Subaccount	MS VIF Global Franchise Class II Shares Subaccount	Putnam VT Diversified Income Class IB Shares Subaccount	Putnam VT Equity Income Class IB Shares Subaccount

Net Assets as of December 31, 2018:	$5,162,318	$1,056,876	$1,067,553	$358,047	$3,058,949

Investment Income:
Reinvested Dividends	226,044	40,560	10,309	12,583	67,341
Investment Expense:
Mortality and Expense Risk and Administrative Charges	78,093	16,220	13,836	5,707	47,257

Net Investment Income (Loss)	147,951	24,340	(3,527)	6,876	20,084

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,599	3,213	150,214	-	287,789
Realized Gain (Loss) on Investments	110,986	42,556	(75,578)	(6,258)	159,413

Net Realized Capital Gains (Losses) on Investments	127,585	45,769	74,636	(6,258)	447,202
Net Change in Unrealized Appreciation (Depreciation)	886,178	163,427	206,021	33,965	364,725

Net Gain (Loss) on Investment	1,013,763	209,196	280,657	27,707	811,927

Net Increase (Decrease) in Net Assets Resulting from Operations	1,161,714	233,536	277,130	34,583	832,011

Increase (Decrease) in Net Assets from Contract Transactions	(460,237)	(166,106)	(233,765)	(610)	(373,724)

Total Increase (Decrease) in Net Assets	701,477	67,430	43,365	33,973	458,287

Net Assets as of December 31, 2019:	$5,863,795	$1,124,306	$1,110,918	$392,020	$3,517,236

Investment Income:
Reinvested Dividends	128,436	21,865	8,730	25,755	49,850
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71,970	14,293	12,491	5,088	41,744

Net Investment Income (Loss)	56,466	7,572	(3,761)	20,667	8,106

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	133,927	25,871	106,171	-	200,714
Realized Gain (Loss) on Investments	186,340	13,897	(42,578)	(18,261)	113,193

Net Realized Capital Gains (Losses) on Investments	320,267	39,768	63,593	(18,261)	313,907
Net Change in Unrealized Appreciation (Depreciation)	(193,796)	(21,619)	46,797	(14,120)	(292,016)

Net Gain (Loss) on Investment	126,471	18,149	110,390	(32,381)	21,891

Net Increase (Decrease) in Net Assets Resulting from Operations	182,937	25,721	106,629	(11,714)	29,997

Increase (Decrease) in Net Assets from Contract Transactions	(818,104)	(94,548)	(208,444)	(73,801)	(417,956)

Total Increase (Decrease) in Net Assets	(635,167)	(68,827)	(101,815)	(85,515)	(387,959)

Net Assets as of December 31, 2020:	$5,228,628	$1,055,479	$1,009,103	$306,505	$3,129,277

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Putnam VT George Putnam Balanced Class IB Shares Subaccount	Putnam VT Global Equity Class IB Shares Subaccount	Putnam VT Global Health Care Class IB Shares Subaccount	Putnam VT Government Money Market Class IB Shares Subaccount	Putnam VT Growth Opportunities Class IB Shares Subaccount

Net Assets as of December 31, 2018:	$628,043	$1,097,574	$137,355	$1,730,844	$740,684

Investment Income:
Reinvested Dividends	9,691	-	-	25,479	1,141
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,007	17,285	2,138	24,205	12,740

Net Investment Income (Loss)	(316)	(17,285)	(2,138)	1,274	(11,599)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,046	101,486	6,906	-	115,550
Realized Gain (Loss) on Investments	15,425	28,208	(3,360)	-	44,511

Net Realized Capital Gains (Losses) on Investments	47,471	129,694	3,546	-	160,061
Net Change in Unrealized Appreciation (Depreciation)	90,708	153,519	35,745	-	94,419

Net Gain (Loss) on Investment	138,179	283,213	39,291	-	254,480

Net Increase (Decrease) in Net Assets Resulting from Operations	137,863	265,928	37,153	1,274	242,881

Increase (Decrease) in Net Assets from Contract Transactions	(34,189)	(66,042)	(11,707)	(74,142)	(164,442)

Total Increase (Decrease) in Net Assets	103,674	199,886	25,446	(72,868)	78,439

Net Assets as of December 31, 2019:	$731,717	$1,297,460	$162,801	$1,657,976	$819,123

Investment Income:
Reinvested Dividends	8,310	1,496	803	2,805	358
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,406	13,194	2,444	22,088	13,878

Net Investment Income (Loss)	(2,096)	(11,698)	(1,641)	(19,283)	(13,520)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,983	7,578	15,137	-	50,563
Realized Gain (Loss) on Investments	15,128	203,672	(216)	-	34,313

Net Realized Capital Gains (Losses) on Investments	55,111	211,250	14,921	-	84,876
Net Change in Unrealized Appreciation (Depreciation)	44,710	(129,524)	10,727	-	214,333

Net Gain (Loss) on Investment	99,821	81,726	25,648	-	299,209

Net Increase (Decrease) in Net Assets Resulting from Operations	97,725	70,028	24,007	(19,283)	285,689

Increase (Decrease) in Net Assets from Contract Transactions	(29,164)	(454,426)	4,445	432,730	(59,721)

Total Increase (Decrease) in Net Assets	68,561	(384,398)	28,452	413,447	225,968

Net Assets as of December 31, 2020:	$800,278	$913,062	$191,253	$2,071,423	$1,045,091

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Putnam VT Income Class IB Shares Subaccount	Putnam VT International Equity Class IB Shares Subaccount	Putnam VT Multi-Cap Core Class IB Shares Subaccount	Putnam VT Research Class IB Shares Subaccount	Putnam VT Sustainable Leaders Class IB Shares Subaccount

Net Assets as of December 31, 2018:	$193,557	$103,908	$54,506	$94,539	$6,032

Investment Income:
Reinvested Dividends	6,459	1,466	126	1,231	30
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,637	1,535	213	1,648	86

Net Investment Income (Loss)	3,822	(69)	(87)	(417)	(56)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,421	188	1,175	11,691	952
Realized Gain (Loss) on Investments	(182)	(260)	18,026	1,010	85

Net Realized Capital Gains (Losses) on Investments	1,239	(72)	19,201	12,701	1,037
Net Change in Unrealized Appreciation (Depreciation)	15,148	23,122	(12,148)	17,209	1,030

Net Gain (Loss) on Investment	16,387	23,050	7,053	29,910	2,067

Net Increase (Decrease) in Net Assets Resulting from Operations	20,209	22,981	6,966	29,493	2,011

Increase (Decrease) in Net Assets from Contract Transactions	(844)	(10,822)	(58,512)	(404)	(461)

Total Increase (Decrease) in Net Assets	19,365	12,159	(51,546)	29,089	1,550

Net Assets as of December 31, 2019:	$212,922	$116,067	$2,960	$123,628	$7,582

Investment Income:
Reinvested Dividends	10,244	1,746	26	713	30
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,687	1,537	37	1,848	100

Net Investment Income (Loss)	7,557	209	(11)	(1,135)	(70)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,901	-	115	13,608	632
Realized Gain (Loss) on Investments	(659)	364	(2)	1,106	155

Net Realized Capital Gains (Losses) on Investments	1,242	364	113	14,714	787
Net Change in Unrealized Appreciation (Depreciation)	329	11,306	257	8,753	1,299

Net Gain (Loss) on Investment	1,571	11,670	370	23,467	2,086

Net Increase (Decrease) in Net Assets Resulting from Operations	9,128	11,879	359	22,332	2,016

Increase (Decrease) in Net Assets from Contract Transactions	(22,771)	(2,098)	(432)	(427)	205

Total Increase (Decrease) in Net Assets	(13,643)	9,781	(73)	21,905	2,221

Net Assets as of December 31, 2020:	$199,279	$125,848	$2,887	$145,533	$9,803

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Rational Insider Buying VA Subaccount	Rational Trend Aggregation VA Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount

Net Assets as of December 31, 2018:	$1,390,502	$2,058,729	$5,191,186	$898,359	$14,330,551

Investment Income:
Reinvested Dividends	-	52,872	320,922	34,372	369,245
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,172	23,600	88,566	7,647	238,098

Net Investment Income (Loss)	(18,172)	29,272	232,356	26,725	131,147

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	283,563	-	-	-	2,268,804
Realized Gain (Loss) on Investments	(119,587)	(53,437)	(28,100)	9,027	1,001,054

Net Realized Capital Gains (Losses) on Investments	163,976	(53,437)	(28,100)	9,027	3,269,858
Net Change in Unrealized Appreciation (Depreciation)	155,373	144,532	391,633	57,751	(420,918)

Net Gain (Loss) on Investment	319,349	91,095	363,533	66,778	2,848,940

Net Increase (Decrease) in Net Assets Resulting from Operations	301,177	120,367	595,889	93,503	2,980,087

Increase (Decrease) in Net Assets from Contract Transactions	(259,496)	(301,586)	(760,865)	(416,048)	(2,131,473)

Total Increase (Decrease) in Net Assets	41,681	(181,219)	(164,976)	(322,545)	848,614

Net Assets as of December 31, 2019:	$1,432,183	$1,877,510	$5,026,210	$575,814	$15,179,165

Investment Income:
Reinvested Dividends	-	10,702	273,477	31,608	360,084
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,408	19,873	76,879	5,321	191,188

Net Investment Income (Loss)	(15,408)	(9,171)	196,598	26,287	168,896

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	97,736	-	-	-	1,455,050
Realized Gain (Loss) on Investments	(119,822)	(63,778)	(108,660)	(18,045)	191,253

Net Realized Capital Gains (Losses) on Investments	(22,086)	(63,778)	(108,660)	(18,045)	1,646,303
Net Change in Unrealized Appreciation (Depreciation)	191,013	63,257	22,030	(2,760)	(3,255,734)

Net Gain (Loss) on Investment	168,927	(521)	(86,630)	(20,805)	(1,609,431)

Net Increase (Decrease) in Net Assets Resulting from Operations	153,519	(9,692)	109,968	5,482	(1,440,535)

Increase (Decrease) in Net Assets from Contract Transactions	(148,407)	(97,847)	(324,726)	(197,968)	(1,013,515)

Total Increase (Decrease) in Net Assets	5,112	(107,539)	(214,758)	(192,486)	(2,454,050)

Net Assets as of December 31, 2020:	$1,437,295	$1,769,971	$4,811,452	$383,328	$12,725,115

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount

Net Assets as of December 31, 2018:	$2,660,624	$2,387,684	$3,995,462	$841,617	$461,550

Investment Income:
Reinvested Dividends	59,801	55,482	48,257	8,662	2,961
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,515	47,626	36,625	16,903	4,624

Net Investment Income (Loss)	29,286	7,856	11,632	(8,241)	(1,663)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	413,127	-	-	-	-
Realized Gain (Loss) on Investments	215,403	(38,053)	(30,536)	12,099	14,944

Net Realized Capital Gains (Losses) on Investments	628,530	(38,053)	(30,536)	12,099	14,944
Net Change in Unrealized Appreciation (Depreciation)	(107,653)	156,397	174,697	188,755	91,487

Net Gain (Loss) on Investment	520,877	118,344	144,161	200,854	106,431

Net Increase (Decrease) in Net Assets Resulting from Operations	550,163	126,200	155,793	192,613	104,768

Increase (Decrease) in Net Assets from Contract Transactions	(515,401)	192,414	(1,727,485)	(43,642)	(67,922)

Total Increase (Decrease) in Net Assets	34,762	318,614	(1,571,692)	148,971	36,846

Net Assets as of December 31, 2019:	$2,695,386	$2,706,298	$2,423,770	$990,588	$498,396

Investment Income:
Reinvested Dividends	62,965	51,730	54,611	81,083	49,322
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,582	56,340	43,390	11,757	3,631

Net Investment Income (Loss)	38,383	(4,610)	11,221	69,326	45,691

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	280,879	3,786	4,517	48,110	29,927
Realized Gain (Loss) on Investments	16,109	13,065	160,184	(58,346)	5,708

Net Realized Capital Gains (Losses) on Investments	296,988	16,851	164,701	(10,236)	35,635
Net Change in Unrealized Appreciation (Depreciation)	(557,839)	192,009	69,493	(133,646)	(102,192)

Net Gain (Loss) on Investment	(260,851)	208,860	234,194	(143,882)	(66,557)

Net Increase (Decrease) in Net Assets Resulting from Operations	(222,468)	204,250	245,415	(74,556)	(20,866)

Increase (Decrease) in Net Assets from Contract Transactions	(12,826)	(169,246)	15,916	(326,915)	(164,715)

Total Increase (Decrease) in Net Assets	(235,294)	35,004	261,331	(401,471)	(185,581)

Net Assets as of December 31, 2020:	$2,460,092	$2,741,302	$2,685,101	$589,117	$312,815

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA International Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$11,286,430	$4,412,482	$1,944,410	$609,247	$1,572,631

Investment Income:
Reinvested Dividends	175,943	54,020	39,876	10,991	27,534
Investment Expense:
Mortality and Expense Risk and Administrative Charges	175,701	33,720	32,034	6,236	30,067

Net Investment Income (Loss)	242	20,300	7,842	4,755	(2,533)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	235,881	73,722	276,461
Realized Gain (Loss) on Investments	-	-	55,222	20,530	32,568

Net Realized Capital Gains (Losses) on Investments	-	-	291,103	94,252	309,029
Net Change in Unrealized Appreciation (Depreciation)	-	-	(66,779)	(23,999)	75,546

Net Gain (Loss) on Investment	-	-	224,324	70,253	384,575

Net Increase (Decrease) in Net Assets Resulting from Operations	242	20,300	232,166	75,008	382,042

Increase (Decrease) in Net Assets from Contract Transactions	(2,923,344)	(1,620,528)	(361,576)	(219,425)	(142,409)

Total Increase (Decrease) in Net Assets	(2,923,102)	(1,600,228)	(129,410)	(144,417)	239,633

Net Assets as of December 31, 2019:	$8,363,328	$2,812,254	$1,815,000	$464,830	$1,812,264

Investment Income:
Reinvested Dividends	24,246	7,060	43,200	8,736	36,142
Investment Expense:
Mortality and Expense Risk and Administrative Charges	165,620	34,674	31,017	4,478	29,008

Net Investment Income (Loss)	(141,374)	(27,614)	12,183	4,258	7,134

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	12,274	2,764	-
Realized Gain (Loss) on Investments	-	-	(1,779)	(184)	(37,920)

Net Realized Capital Gains (Losses) on Investments	-	-	10,495	2,580	(37,920)
Net Change in Unrealized Appreciation (Depreciation)	-	-	111,137	23,169	294,846

Net Gain (Loss) on Investment	-	-	121,632	25,749	256,926

Net Increase (Decrease) in Net Assets Resulting from Operations	(141,374)	(27,614)	133,815	30,007	264,060

Increase (Decrease) in Net Assets from Contract Transactions	(394,380)	546,801	(61,119)	(79,314)	(162,445)

Total Increase (Decrease) in Net Assets	(535,754)	519,187	72,696	(49,307)	101,615

Net Assets as of December 31, 2020:	$7,827,574	$3,331,441	$1,887,696	$415,523	$1,913,879

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA International Growth Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount

Net Assets as of December 31, 2018:	$632,362	$7,819,531	$1,235,315	$11,233,236	$27,956,854

Investment Income:
Reinvested Dividends	9,967	6,713	-	333,769	647,083
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,515	133,915	13,971	204,844	332,076

Net Investment Income (Loss)	3,452	(127,202)	(13,971)	128,925	315,007

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	122,114	490,089	85,155	473,106	1,022,478
Realized Gain (Loss) on Investments	3,613	278,263	10,389	(35,122)	141,727

Net Realized Capital Gains (Losses) on Investments	125,727	768,352	95,544	437,984	1,164,205
Net Change in Unrealized Appreciation (Depreciation)	35,899	1,991,458	347,022	815,055	1,713,259

Net Gain (Loss) on Investment	161,626	2,759,810	442,566	1,253,039	2,877,464

Net Increase (Decrease) in Net Assets Resulting from Operations	165,078	2,632,608	428,595	1,381,964	3,192,471

Increase (Decrease) in Net Assets from Contract Transactions	(12,042)	(877,479)	(62,959)	247,202	(3,476,062)

Total Increase (Decrease) in Net Assets	153,036	1,755,129	365,636	1,629,166	(283,591)

Net Assets as of December 31, 2019:	$785,398	$9,574,660	$1,600,951	$12,862,402	$27,673,263

Investment Income:
Reinvested Dividends	15,822	20,476	244	317,682	581,163
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,884	129,348	8,605	207,276	305,299

Net Investment Income (Loss)	8,938	(108,872)	(8,361)	110,406	275,864

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	733,273	52,810	313,707	637,213
Realized Gain (Loss) on Investments	(849)	419,250	232,180	(32,000)	81,021

Net Realized Capital Gains (Losses) on Investments	(849)	1,152,523	284,990	281,707	718,234
Net Change in Unrealized Appreciation (Depreciation)	139,233	443,009	(191,666)	812,192	1,382,438

Net Gain (Loss) on Investment	138,384	1,595,532	93,324	1,093,899	2,100,672

Net Increase (Decrease) in Net Assets Resulting from Operations	147,322	1,486,660	84,963	1,204,305	2,376,536

Increase (Decrease) in Net Assets from Contract Transactions	(13,613)	(884,195)	(950,504)	(219,316)	(3,884,036)

Total Increase (Decrease) in Net Assets	133,709	602,465	(865,541)	984,989	(1,507,500)

Net Assets as of December 31, 2020:	$919,107	$10,177,125	$735,410	$13,847,391	$26,165,763

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$9,106,848	$8,797,259	$25,512,513	$65,516,184	$31,888,823

Investment Income:
Reinvested Dividends	168,982	140,854	554,118	1,227,102	696,769
Investment Expense:
Mortality and Expense Risk and Administrative Charges	152,383	132,849	409,308	740,874	506,690

Net Investment Income (Loss)	16,599	8,005	144,810	486,228	190,079

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	894,492	881,665	1,436,095	3,584,838	2,682,019
Realized Gain (Loss) on Investments	219,976	336,963	560,408	2,294,626	845,620

Net Realized Capital Gains (Losses) on Investments	1,114,468	1,218,628	1,996,503	5,879,464	3,527,639
Net Change in Unrealized Appreciation (Depreciation)	976,824	818,454	1,356,869	2,389,319	1,634,038

Net Gain (Loss) on Investment	2,091,292	2,037,082	3,353,372	8,268,783	5,161,677

Net Increase (Decrease) in Net Assets Resulting from Operations	2,107,891	2,045,087	3,498,182	8,755,011	5,351,756

Increase (Decrease) in Net Assets from Contract Transactions	(848,988)	(953,278)	(2,774,122)	(13,327,903)	(4,762,443)

Total Increase (Decrease) in Net Assets	1,258,903	1,091,809	724,060	(4,572,892)	589,313

Net Assets as of December 31, 2019:	$10,365,751	$9,889,068	$26,236,573	$60,943,292	$32,478,136

Investment Income:
Reinvested Dividends	169,544	132,945	556,167	1,097,278	639,095
Investment Expense:
Mortality and Expense Risk and Administrative Charges	154,225	122,374	408,659	658,681	492,916

Net Investment Income (Loss)	15,319	10,571	147,508	438,597	146,179

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	795,706	723,269	766,902	1,691,425	1,612,046
Realized Gain (Loss) on Investments	177,485	91,161	361,980	1,500,787	471,881

Net Realized Capital Gains (Losses) on Investments	973,191	814,430	1,128,882	3,192,212	2,083,927
Net Change in Unrealized Appreciation (Depreciation)	1,287,201	1,106,278	1,306,570	1,980,235	1,784,931

Net Gain (Loss) on Investment	2,260,392	1,920,708	2,435,452	5,172,447	3,868,858

Net Increase (Decrease) in Net Assets Resulting from Operations	2,275,711	1,931,279	2,582,960	5,611,044	4,015,037

Increase (Decrease) in Net Assets from Contract Transactions	(628,450)	(608,250)	(1,522,770)	(7,796,647)	(1,633,948)

Total Increase (Decrease) in Net Assets	1,647,261	1,323,029	1,060,190	(2,185,603)	2,381,089

Net Assets as of December 31, 2020:	$12,013,012	$11,212,097	$27,296,763	$58,757,689	$34,859,225

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Core Bond Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$128,478,212	$2,115,726	$4,096,285	$517,473	$337,622

Investment Income:
Reinvested Dividends	2,525,155	56,232	57,502	5,102	6,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,520,171	32,612	87,100	7,174	4,314

Net Investment Income (Loss)	1,004,984	23,620	(29,598)	(2,072)	2,619

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,117,414	-	565,067	62,973	24,355
Realized Gain (Loss) on Investments	3,867,271	10,823	104,568	29,115	(270)

Net Realized Capital Gains (Losses) on Investments	14,984,685	10,823	669,635	92,088	24,085
Net Change in Unrealized Appreciation (Depreciation)	6,142,097	105,323	538,354	146,853	21,427

Net Gain (Loss) on Investment	21,126,782	116,146	1,207,989	238,941	45,512

Net Increase (Decrease) in Net Assets Resulting from Operations	22,131,766	139,766	1,178,391	236,869	48,131

Increase (Decrease) in Net Assets from Contract Transactions	(17,643,249)	(201,454)	(130,200)	1,034,812	(68,123)

Total Increase (Decrease) in Net Assets	4,488,517	(61,688)	1,048,191	1,271,681	(19,992)

Net Assets as of December 31, 2019:	$132,966,729	$2,054,038	$5,144,476	$1,789,154	$317,630

Investment Income:
Reinvested Dividends	2,143,506	76,180	65,110	10,726	8,319
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,394,032	31,578	80,136	8,627	4,039

Net Investment Income (Loss)	749,474	44,602	(15,026)	2,099	4,280

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,197,926	5,355	359,585	68,842	28
Realized Gain (Loss) on Investments	3,269,480	15,092	214,823	65,657	(19)

Net Realized Capital Gains (Losses) on Investments	9,467,406	20,447	574,408	134,499	9
Net Change in Unrealized Appreciation (Depreciation)	4,273,918	49,665	174,311	(38,862)	36,634

Net Gain (Loss) on Investment	13,741,324	70,112	748,719	95,637	36,643

Net Increase (Decrease) in Net Assets Resulting from Operations	14,490,798	114,714	733,693	97,736	40,923

Increase (Decrease) in Net Assets from Contract Transactions	(19,017,570)	(119,855)	(479,935)	(1,193,483)	(8,981)

Total Increase (Decrease) in Net Assets	(4,526,772)	(5,141)	253,758	(1,095,747)	31,942

Net Assets as of December 31, 2020:	$128,439,957	$2,048,897	$5,398,234	$693,407	$349,572

See Accompanying Notes. (1) See Footnote 1	37

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$9,049,211	$1,329,055	$971,024	$866,163	$2,563,371

Investment Income:
Reinvested Dividends	184,639	19,169	22,823	19,139	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97,027	23,532	13,267	11,881	73,206

Net Investment Income (Loss)	87,612	(4,363)	9,556	7,258	(73,206)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	740,929	124,095	12,128	11,422	233,645
Realized Gain (Loss) on Investments	232,784	11,082	29,915	8,519	93,558

Net Realized Capital Gains (Losses) on Investments	973,713	135,177	42,043	19,941	327,203
Net Change in Unrealized Appreciation (Depreciation)	322,357	172,336	45,784	63,236	817,721

Net Gain (Loss) on Investment	1,296,070	307,513	87,827	83,177	1,144,924

Net Increase (Decrease) in Net Assets Resulting from Operations	1,383,682	303,150	97,383	90,435	1,071,718

Increase (Decrease) in Net Assets from Contract Transactions	(1,152,917)	(210,911)	(134,896)	(24,811)	7,749,598

Total Increase (Decrease) in Net Assets	230,765	92,239	(37,513)	65,624	8,821,316

Net Assets as of December 31, 2019:	$9,279,976	$1,421,294	$933,511	$931,787	$11,384,687

Investment Income:
Reinvested Dividends	197,519	14,973	20,737	17,391	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	86,667	20,019	12,327	11,374	244,156

Net Investment Income (Loss)	110,852	(5,046)	8,410	6,017	(244,156)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	735	45,027	21,220	19,894	598,654
Realized Gain (Loss) on Investments	257,748	(45,718)	30,912	21,395	1,100,607

Net Realized Capital Gains (Losses) on Investments	258,483	(691)	52,132	41,289	1,699,261
Net Change in Unrealized Appreciation (Depreciation)	626,631	(23,531)	25,895	40,348	10,272,456

Net Gain (Loss) on Investment	885,114	(24,222)	78,027	81,637	11,971,717

Net Increase (Decrease) in Net Assets Resulting from Operations	995,966	(29,268)	86,437	87,654	11,727,561

Increase (Decrease) in Net Assets from Contract Transactions	(1,391,038)	(9,463)	(116,358)	(146,165)	(2,509,860)

Total Increase (Decrease) in Net Assets	(395,072)	(38,731)	(29,921)	(58,511)	9,217,701

Net Assets as of December 31, 2020:	$8,884,904	$1,382,563	$903,590	$873,276	$20,602,388

See Accompanying Notes. (1) See Footnote 1	38

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Total Return Initial Class Subaccount	TA PIMCO Total Return Service Class Subaccount

Net Assets as of December 31, 2018:	$416,854	$3,674,290	$19,905,205	$10,302,857	$4,963,717

Investment Income:
Reinvested Dividends	-	62,181	308,264	270,537	118,733
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,161	66,333	230,899	160,013	58,506

Net Investment Income (Loss)	(6,161)	(4,152)	77,365	110,524	60,227

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,349	235,757	1,376,286	-	-
Realized Gain (Loss) on Investments	16,639	42,796	148,998	13,068	(8,863)

Net Realized Capital Gains (Losses) on Investments	57,988	278,553	1,525,284	13,068	(8,863)
Net Change in Unrealized Appreciation (Depreciation)	114,496	410,650	2,315,949	536,411	292,396

Net Gain (Loss) on Investment	172,484	689,203	3,841,233	549,479	283,533

Net Increase (Decrease) in Net Assets Resulting from Operations	166,323	685,051	3,918,598	660,003	343,760

Increase (Decrease) in Net Assets from Contract Transactions	1,066,313	(444,961)	(982,010)	(271,931)	(183,135)

Total Increase (Decrease) in Net Assets	1,232,636	240,090	2,936,588	388,072	160,625

Net Assets as of December 31, 2019:	$1,649,490	$3,914,380	$22,841,793	$10,690,929	$5,124,342

Investment Income:
Reinvested Dividends	-	59,386	316,782	433,938	230,226
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,061	65,736	244,189	163,209	59,873

Net Investment Income (Loss)	(26,061)	(6,350)	72,593	270,729	170,353

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	138,205	152,355	957,395	44,819	25,239
Realized Gain (Loss) on Investments	852,922	67,410	382,892	148,458	15,792

Net Realized Capital Gains (Losses) on Investments	991,127	219,765	1,340,287	193,277	41,031
Net Change in Unrealized Appreciation (Depreciation)	1,207,956	284,498	1,681,301	131,037	95,661

Net Gain (Loss) on Investment	2,199,083	504,263	3,021,588	324,314	136,692

Net Increase (Decrease) in Net Assets Resulting from Operations	2,173,022	497,913	3,094,181	595,043	307,045

Increase (Decrease) in Net Assets from Contract Transactions	(783,172)	(393,423)	(1,950,640)	(673,716)	129,282

Total Increase (Decrease) in Net Assets	1,389,850	104,490	1,143,541	(78,673)	436,327

Net Assets as of December 31, 2020:	$3,039,340	$4,018,870	$23,985,334	$10,612,256	$5,560,669

See Accompanying Notes. (1) See Footnote 1	39

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount

Net Assets as of December 31, 2018:	$3,481,445	$2,604,236	$788,013	$1,095,166	$501,126

Investment Income:
Reinvested Dividends	37,532	-	-	15,485	6,119
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,285	50,062	8,600	20,203	5,875

Net Investment Income (Loss)	(20,753)	(50,062)	(8,600)	(4,718)	244

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	298,954	316,673	102,661	17,105	8,264
Realized Gain (Loss) on Investments	7,309	102,256	33,960	28,602	2,952

Net Realized Capital Gains (Losses) on Investments	306,263	418,929	136,621	45,707	11,216
Net Change in Unrealized Appreciation (Depreciation)	505,235	411,314	111,980	154,999	81,909

Net Gain (Loss) on Investment	811,498	830,243	248,601	200,706	93,125

Net Increase (Decrease) in Net Assets Resulting from Operations	790,745	780,181	240,001	195,988	93,369

Increase (Decrease) in Net Assets from Contract Transactions	(386,387)	(228,436)	(83,353)	(142,850)	(41,309)

Total Increase (Decrease) in Net Assets	404,358	551,745	156,648	53,138	52,060

Net Assets as of December 31, 2019:	$3,885,803	$3,155,981	$944,661	$1,148,304	$553,186

Investment Income:
Reinvested Dividends	36,968	-	-	31,855	14,365
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,517	46,079	7,404	18,442	5,376

Net Investment Income (Loss)	(10,549)	(46,079)	(7,404)	13,413	8,989

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	128,813	190,425	49,611	-	-
Realized Gain (Loss) on Investments	(67,099)	62,304	56,013	7,772	(1,580)

Net Realized Capital Gains (Losses) on Investments	61,714	252,729	105,624	7,772	(1,580)
Net Change in Unrealized Appreciation (Depreciation)	(36,345)	334,786	48,855	27,028	17,505

Net Gain (Loss) on Investment	25,369	587,515	154,479	34,800	15,925

Net Increase (Decrease) in Net Assets Resulting from Operations	14,820	541,436	147,075	48,213	24,914

Increase (Decrease) in Net Assets from Contract Transactions	(289,782)	(290,039)	(333,231)	(37,919)	(19,343)

Total Increase (Decrease) in Net Assets	(274,962)	251,397	(186,156)	10,294	5,571

Net Assets as of December 31, 2020:	$3,610,841	$3,407,378	$758,505	$1,158,598	$558,757

See Accompanying Notes. (1) See Footnote 1	40

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Wanger USA Subaccount	WFVT International Equity Class 1 Shares Subaccount	WFVT International Equity Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$23,645,807	$3,777,470	$1,988,882	$703,436	$50,822

Investment Income:
Reinvested Dividends	35,794	-	5,476	29,932	2,063
Investment Expense:
Mortality and Expense Risk and Administrative Charges	401,338	52,366	25,891	10,492	737

Net Investment Income (Loss)	(365,544)	(52,366)	(20,415)	19,440	1,326

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,330,961	385,670	370,499	302,221	22,975
Realized Gain (Loss) on Investments	743,601	158,741	(271,227)	(204,044)	(4,207)

Net Realized Capital Gains (Losses) on Investments	3,074,562	544,411	99,272	98,177	18,768
Net Change in Unrealized Appreciation (Depreciation)	6,061,646	955,998	437,813	(29,734)	(13,037)

Net Gain (Loss) on Investment	9,136,208	1,500,409	537,085	68,443	5,731

Net Increase (Decrease) in Net Assets Resulting from Operations	8,770,664	1,448,043	516,670	87,883	7,057

Increase (Decrease) in Net Assets from Contract Transactions	(524,333)	404,541	(654,751)	(105,578)	80

Total Increase (Decrease) in Net Assets	8,246,331	1,852,584	(138,081)	(17,695)	7,137

Net Assets as of December 31, 2019:	$31,892,138	$5,630,054	$1,850,801	$685,741	$57,959

Investment Income:
Reinvested Dividends	35,627	-	-	16,840	1,105
Investment Expense:
Mortality and Expense Risk and Administrative Charges	495,053	70,026	20,539	8,410	570

Net Investment Income (Loss)	(459,426)	(70,026)	(20,539)	8,430	535

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,593,728	496,789	183,259	-	-
Realized Gain (Loss) on Investments	1,439,671	395,170	(123,497)	(170,242)	(30,681)

Net Realized Capital Gains (Losses) on Investments	4,033,399	891,959	59,762	(170,242)	(30,681)
Net Change in Unrealized Appreciation (Depreciation)	6,916,628	1,142,681	309,838	177,548	28,630

Net Gain (Loss) on Investment	10,950,027	2,034,640	369,600	7,306	(2,051)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,490,601	1,964,614	349,061	15,736	(1,516)

Increase (Decrease) in Net Assets from Contract Transactions	(3,412,352)	(525,436)	(268,806)	(58,662)	(20,590)

Total Increase (Decrease) in Net Assets	7,078,249	1,439,178	80,255	(42,926)	(22,106)

Net Assets as of December 31, 2020:	$38,970,387	$7,069,232	$1,931,056	$642,815	$35,853

See Accompanying Notes. (1) See Footnote 1	41

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	WFVT Omega Growth Class 1 Shares Subaccount	WFVT Omega Growth Class 2 Shares Subaccount	WFVT Opportunity Class 1 Shares Subaccount	WFVT Opportunity Class 2 Shares Subaccount	WFVT Small Cap Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2018:	$1,241,285	$195,903	$1,385,359	$156,593	$1,345,373

Investment Income:
Reinvested Dividends	-	-	8,724	275	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,652	3,217	23,034	1,846	23,013

Net Investment Income (Loss)	(20,652)	(3,217)	(14,310)	(1,571)	(23,013)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	173,389	27,450	180,322	10,972	246,103
Realized Gain (Loss) on Investments	63,255	3,003	66,477	14,411	19,595

Net Realized Capital Gains (Losses) on Investments	236,644	30,453	246,799	25,383	265,698
Net Change in Unrealized Appreciation (Depreciation)	201,623	37,663	167,947	13,681	56,944

Net Gain (Loss) on Investment	438,267	68,116	414,746	39,064	322,642

Net Increase (Decrease) in Net Assets Resulting from Operations	417,615	64,899	400,436	37,493	299,629

Increase (Decrease) in Net Assets from Contract Transactions	(167,268)	(22,574)	(187,263)	(90,291)	(147,835)

Total Increase (Decrease) in Net Assets	250,347	42,325	213,173	(52,798)	151,794

Net Assets as of December 31, 2019:	$1,491,632	$238,228	$1,598,532	$103,795	$1,497,167

Investment Income:
Reinvested Dividends	-	-	10,680	422	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,136	3,768	22,211	1,405	24,881

Net Investment Income (Loss)	(23,136)	(3,768)	(11,531)	(983)	(24,881)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	124,828	20,232	115,848	7,297	91,759
Realized Gain (Loss) on Investments	72,670	3,873	56,791	1,294	25,366

Net Realized Capital Gains (Losses) on Investments	197,498	24,105	172,639	8,591	117,125
Net Change in Unrealized Appreciation (Depreciation)	398,876	74,403	119,126	10,095	703,675

Net Gain (Loss) on Investment	596,374	98,508	291,765	18,686	820,800

Net Increase (Decrease) in Net Assets Resulting from Operations	573,238	94,740	280,234	17,703	795,919

Increase (Decrease) in Net Assets from Contract Transactions	(194,688)	(12,258)	(150,796)	(8,394)	(92,256)

Total Increase (Decrease) in Net Assets	378,550	82,482	129,438	9,309	703,663

Net Assets as of December 31, 2020:	$1,870,182	$320,710	$1,727,970	$113,104	$2,200,830

See Accompanying Notes. (1) See Footnote 1	42

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

WFVT Small Cap Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$91,492

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,338

Net Investment Income (Loss)	(1,338)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,242
Realized Gain (Loss) on Investments	2,274

Net Realized Capital Gains (Losses) on Investments	19,516
Net Change in Unrealized Appreciation (Depreciation)	3,307

Net Gain (Loss) on Investment	22,823

Net Increase (Decrease) in Net Assets Resulting from Operations	21,485

Increase (Decrease) in Net Assets from Contract Transactions	6,837

Total Increase (Decrease) in Net Assets	28,322

Net Assets as of December 31, 2019:	$119,814

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,659

Net Investment Income (Loss)	(1,659)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,829
Realized Gain (Loss) on Investments	6,704

Net Realized Capital Gains (Losses) on Investments	14,533
Net Change in Unrealized Appreciation (Depreciation)	49,129

Net Gain (Loss) on Investment	63,662

Net Increase (Decrease) in Net Assets Resulting from Operations	62,003

Increase (Decrease) in Net Assets from Contract Transactions	(12,257)

Total Increase (Decrease) in Net Assets	49,746

Net Assets as of December 31, 2020:	$169,560

See Accompanying Notes. (1) See Footnote 1	43

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

1. Organization

Retirement Builder Variable Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of The Atlas Portfolio BuilderSM Variable Annuity, Immediate Income BuilderSM , Immediate Income BuilderSM II, Transamerica AccessSM Variable Annuity, Retirement Income Builder® Variable Annuity, Retirement Income Builder II® Variable Annuity, Portfolio SelectSM Variable Annuity, Privilege SelectSM„ Variable Annuity, Principal-PlusSM Variable Annuity, Premier Asset BuilderSM Variable Annuity, Retirement Income Builder® - BAI Variable Annuity, Transamerica Preferred AdvantageSM Variable Annuity, The One Income AnnuitySM , Transamerica PrincipiumSM Variable Annuity, Huntington Allstar SelectSM„ Variable Annuity, Transamerica Opportunity Builder Variable Annuity and Transamerica Traditions Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Class B Shares	AB Global Thematic Growth Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Dividend Opportunity Class 1 Shares	Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Shares
Columbia - Income Opportunity Class 1 Shares	Columbia Variable Portfolio - Income Opportunity Fund Class 1 Shares
Columbia - Large Cap Growth Class 1 Shares	Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Shares
Columbia - Mid Cap Growth Class 1 Shares	Columbia Variable Portfolio - Mid Cap Growth Fund Class 1 Shares
Columbia - Overseas Core Class 2 Shares	Columbia Variable Portfolio - Overseas Core Fund Class 2 Shares
Columbia - Select Mid Cap Value Class 1 Shares	Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Shares
Columbia - Small Cap Value Class 1 Shares	Columbia Variable Portfolio - Small Cap Value Fund Class 1 Shares
Columbia - Small Company Growth Class 1 Shares	Columbia Variable Portfolio - Small Company Growth Fund Class 1 Shares
Columbia - Strategic Income Class 1 Shares	Columbia Variable Portfolio - Strategic Income Fund Class 1 Shares
CTIVP® - Loomis Sayles Growth Class 1 Shares	CTIVP® - Loomis Sayles Growth Fund Class 1 Shares
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares

44

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

1. Organization (continued) Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Fund Primary Shares
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Kaufmann II Service Shares	Federated Kaufmann II Fund Service Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Federated Hermes Managed Volatility II Service Shares	Federated Hermes Managed Volatility II Fund Service Shares
Federated Hermes Quality Bond II Primary Shares	Federated Hermes Quality Bond II Fund Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP Asset Manager: Growth Portfolio Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Portfolio Initial Class
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Government Money Market Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth & Income Service Class 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Fidelity® VIP Growth Opportunities Service Class	Fidelity® VIP Growth Opportunities Portfolio Service Class
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP High Income Service Class	Fidelity® VIP High Income Portfolio Service Class
Fidelity® VIP High Income Service Class 2	Fidelity® VIP High Income Portfolio Service Class 2
Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Investment Grade Bond Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Rising Dividends Class 2 Shares	Franklin Rising Dividends Fund Class 2 Shares
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares

45

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

1. Organization (continued) Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Developing Markets Class 2 Shares	Franklin Templeton Developing Markets Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Capital Appreciation Series I Shares	Invesco Oppenheimer V.I. Capital Appreciation Fund Series I Shares
Invesco Oppenheimer V.I. Capital Appreciation Series II Shares	Invesco Oppenheimer V.I. Capital Appreciation Fund Series II Shares
Invesco Oppenheimer V.I. Conservative Balanced Series I Shares	Invesco Oppenheimer V.I. Conservative Balanced Fund Series I Shares
Invesco Oppenheimer V.I. Conservative Balanced Series II Shares	Invesco Oppenheimer V.I. Conservative Balanced Fund Series II Shares
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II Shares	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund Series II Shares
Invesco Oppenheimer V.I. Global Series I Shares	Invesco Oppenheimer V.I. Global Fund Series I Shares
Invesco Oppenheimer V.I. Global Series II Shares	Invesco Oppenheimer V.I. Global Fund Series II Shares
Invesco Oppenheimer V.I. Global Strategic Income Series I Shares	Invesco Oppenheimer V.I. Global Strategic Income Fund Series I Shares
Invesco Oppenheimer V.I. Global Strategic Income Series II Shares	Invesco Oppenheimer V.I. Global Strategic Income Fund Series II Shares
Invesco Oppenheimer V.I. Main Street Series I Shares	Invesco Oppenheimer V.I. Main Street Fund Series I Shares
Invesco Oppenheimer V.I. Main Street Series II Shares	Invesco Oppenheimer V.I. Main Street Fund. Series II Shares
Invesco Oppenheimer V.I. Main Street Small Cap Series II Shares	Invesco Oppenheimer V.I. Main Street Small Cap Fund Series II Shares
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Comstock Series II Shares	Invesco V.I. Comstock Fund Series II Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. Core Equity Series II Shares	Invesco V.I. Core Equity Fund Series II Shares
Invesco V.I. Equity and Income Series II Shares	Invesco V.I. Equity and Income Fund Series II Shares
Invesco V.I. Government Securities Series I Shares	Invesco V.I. Government Securities Fund Series I Shares
Invesco V.I. Government Securities Series II Shares	Invesco V.I. Government Securities Fund Series II Shares
Invesco V.I. International Growth Series I Shares	Invesco V.I. International Growth Fund Series I Shares
Invesco V.I. International Growth Series II Shares	Invesco V.I. International Growth Fund Series II Shares
Invesco V.I. Mid Cap Core Equity Series II Shares	Invesco V.I. Mid Cap Core Equity Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
Janus Henderson - Overseas Service Shares	Janus Henderson - Overseas Portfolio Service Shares
Janus Henderson - Research Service Shares	Janus Henderson - Research Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Portfolio Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Portfolio Class 1 Shares

46

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

1. Organization (continued) Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Core Equity Initial Class	MFS® Core Equity Portfolio Initial Class
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Growth Service Class	MFS® Growth Series Service Class
MFS® Massachusetts Investors Growth Stock Initial Class	MFS® Massachusetts Investors Growth Stock Portfolio Initial Class
MFS® Massachusetts Investors Growth Stock Service Class	MFS® Massachusetts Investors Growth Stock Portfolio Service Class
MFS® New Discovery Initial Class	MFS® New Discovery Series Initial Class
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Research Initial Class	MFS® Research Series Initial Class
MFS® Research Service Class	MFS® Research Series Service Class
MFS® Total Return Initial Class	MFS® Total Return Series Initial Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
MFS® Total Return Bond Initial Class	MFS® Total Return Bond Series Initial Class
MFS® Total Return Bond Service Class	MFS® Total Return Bond Series Service Class
MFS® Utilities Initial Class	MFS® Utilities Series Initial Class
MFS® Utilities Service Class	MFS® Utilities Series Service Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Global Franchise Class II Shares	MS VIF Global Franchise Portfolio Class II Shares
Putnam Variable Trust	Putnam Variable Trust
Putnam VT Diversified Income Class IB Shares	Putnam VT Diversified Income Fund Class IB Shares
Putnam VT Equity Income Class IB Shares	Putnam VT Equity Income Fund Class IB Shares
Putnam VT George Putnam Balanced Class IB Shares	Putnam VT George Putnam Balanced Fund Class IB Shares
Putnam VT Global Equity Class IB Shares	Putnam VT Global Equity Fund Class IB Shares
Putnam VT Global Health Care Class IB Shares	Putnam VT Global Health Care Fund Class IB Shares
Putnam VT Government Money Market Class IB Shares	Putnam VT Government Money Market Fund Class IB Shares
Putnam VT Growth Opportunities Class IB Shares	Putnam VT Growth Opportunities Fund Class IB Shares
Putnam VT Income Class IB Shares	Putnam VT Income Fund Class IB Shares
Putnam VT International Equity Class IB Shares	Putnam VT International Equity Fund Class IB Shares
Putnam VT Multi-Cap Core Class IB Shares	Putnam VT Multi-Cap Core Fund Class IB Shares
Putnam VT Research Class IB Shares	Putnam VT Research Fund Class IB Shares
Putnam VT Sustainable Leaders Class IB Shares	Putnam VT Sustainable Leaders Fund Class IB Shares
Mutual Fund and Variable Insurance Trust	Mutual Fund and Variable Insurance Trust
Rational Insider Buying VA	Rational Insider Buying VA Fund
Rational Trend Aggregation VA	Rational Trend Aggregation VA Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class

47

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

1. Organization (continued) Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA International Growth Service Class	Transamerica International Growth VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Initial Class	Transamerica JPMorgan Core Bond VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger USA	Wanger USA
Wells Fargo Advantage Variable Trust Funds	Wells Fargo Advantage Variable Trust Funds
WFVT International Equity Class 1 Shares	WFVT International Equity Fund Class 1 Shares
WFVT International Equity Class 2 Shares	WFVT International Equity Fund Class 2 Shares
WFVT Omega Growth Class 1 Shares	WFVT Omega Growth Fund Class 1 Shares
Wells Fargo Advantage Variable Trust Funds	Wells Fargo Advantage Variable Trust Funds
WFVT Omega Growth Class 2 Shares	WFVT Omega Growth Fund Class 2 Shares
WFVT Opportunity Class 1 Shares	WFVT Opportunity Fund Class 1 Shares
WFVT Opportunity Class 2 Shares	WFVT Opportunity Fund Class 2 Shares
WFVT Small Cap Growth Class 1 Shares	WFVT Small Cap Growth Fund Class 1 Shares

48

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
WFVT Small Cap Growth Class 2 Shares	WFVT Small Cap Growth Fund Class 2 Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II Shares	April 30, 2020
Federated Hermes Managed Volatility II Service Shares	August 17, 2018
Columbia - Large Cap Growth Class 1 Shares	April 28, 2016
CTIVP® - Loomis Sayles Growth Class 1 Shares	April 28, 2016
Columbia - Overseas Core Class 2 Shares	April 28, 2016

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
Federated Hermes Government Money II Service Shares	Federated Government Money II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated High Income Bond II Primary Shares
Federated Hermes Kaufmann II Primary Shares	Federated Kaufmann II Primary Shares
Federated Hermes Kaufmann II Service Shares	Federated Kaufmann II Service Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Managed Volatility II Primary Shares
Federated Hermes Managed Volatility II Service Shares	Federated Managed Volatility II Service Shares
Federated Hermes Quality Bond II Primary Shares	Federated Quality Bond II Primary Shares
TA Aegon Sustainable Equity Income Initial Class	TA Barrow Hanley Dividend Focused Initial Class
TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class
TA International Growth Initial Class	TA Greystone International Growth Initial Class
TA International Growth Service Class	TA Greystone International Growth Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II Shares	Invesco V.I. Mid Cap Growth Series II Shares

49

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

50

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Global Thematic Growth Class B Shares	$100,311	$85,971
AB Growth and Income Class B Shares	529,880	366,533
AB Large Cap Growth Class B Shares	220,155	219,684
BNY Mellon Stock Index Initial Shares	156,878	140,889
BNY Mellon Stock Index Service Shares	2,257	2,581
BNY Mellon Sustainable U.S. Equity Initial Shares	13,699	120,076
BNY Mellon VIF Appreciation Initial Shares	300,689	274,841
BNY Mellon VIF Government Money Market	336,987	382,585
BNY Mellon VIF Growth and Income Initial Shares	131,081	78,761
BNY Mellon VIF Opportunistic Small Cap Initial Shares	14,129	77,455
Columbia - Dividend Opportunity Class 1 Shares	5,968	155,231
Columbia - Income Opportunity Class 1 Shares	74,050	173,000
Columbia - Large Cap Growth Class 1 Shares	7,136	644,316
Columbia - Mid Cap Growth Class 1 Shares	3,876	204,482
Columbia - Overseas Core Class 2 Shares	46,704	284,791
Columbia - Select Mid Cap Value Class 1 Shares	26,344	40,777
Columbia - Small Cap Value Class 1 Shares	82,176	111,352
Columbia - Small Company Growth Class 1 Shares	648	1,205
Columbia - Strategic Income Class 1 Shares	107,555	146,077
CTIVP® - Loomis Sayles Growth Class 1 Shares	189,762	719,053
Davis Value	136,854	697,080
Federated Hermes Government Money II Service Shares	1,685,426	829,394
Federated Hermes High Income Bond II Primary Shares	360,486	349,956
Federated Hermes Kaufmann II Primary Shares	265,895	350,034
Federated Hermes Kaufmann II Service Shares	274,658	507,697
Federated Hermes Managed Volatility II Primary Shares	39,532	121,760
Federated Hermes Managed Volatility II Service Shares	40,412	79,176
Federated Hermes Quality Bond II Primary Shares	7,896	53,645
Fidelity® VIP Asset Manager Initial Class	48,913	73,612
Fidelity® VIP Asset Manager: Growth Initial Class	14,442	89,846
Fidelity® VIP Balanced Initial Class	89,519	460,459
Fidelity® VIP Balanced Service Class 2	11,486	13,821
Fidelity® VIP Contrafund® Initial Class	119,521	1,361,084
Fidelity® VIP Contrafund® Service Class 2	1,079,435	3,286,514
Fidelity® VIP Equity-Income Initial Class	218,060	343,616
Fidelity® VIP Equity-Income Service Class 2	368,077	838,500

51

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
Fidelity® VIP Government Money Market Initial Class	$189,057	$127,336
Fidelity® VIP Government Money Market Service Class 2	2,825	24,248
Fidelity® VIP Growth Initial Class	696,230	974,872
Fidelity® VIP Growth Service Class 2	252,913	226,566
Fidelity® VIP Growth & Income Initial Class	227,776	467,158
Fidelity® VIP Growth & Income Service Class 2	20,842	22,184
Fidelity® VIP Growth Opportunities Initial Class	198,161	340,868
Fidelity® VIP Growth Opportunities Service Class	219,235	272,091
Fidelity® VIP Growth Opportunities Service Class 2	68,386	26,623
Fidelity® VIP High Income Initial Class	49,839	99,830
Fidelity® VIP High Income Service Class	35,527	107,948
Fidelity® VIP High Income Service Class 2	30,956	59,330
Fidelity® VIP Index 500 Initial Class	873,627	3,070,522
Fidelity® VIP Index 500 Service Class 2	254,273	299,767
Fidelity® VIP Investment Grade Bond Initial Class	843,247	708,659
Fidelity® VIP Investment Grade Bond Service Class 2	185,853	205,792
Fidelity® VIP Mid Cap Initial Class	36,341	506,628
Fidelity® VIP Mid Cap Service Class 2	349,343	1,498,387
Fidelity® VIP Overseas Initial Class	9,437	155,757
Fidelity® VIP Value Strategies Service Class 2	303,852	287,698
Franklin Income Class 2 Shares	15,529	190,887
Franklin Mutual Shares Class 2 Shares	219,262	544,765
Franklin Rising Dividends Class 2 Shares	105,979	257,222
Franklin Small Cap Value Class 2 Shares	148,995	179,635
Franklin Small-Mid Cap Growth Class 2 Shares	760,938	595,362
Franklin Templeton Developing Markets Class 2 Shares	68,266	112,045
Franklin Templeton Foreign Class 2 Shares	63,637	233,872
Invesco Oppenheimer V.I. Capital Appreciation Series I Shares	1,203,299	1,115,495
Invesco Oppenheimer V.I. Capital Appreciation Series II Shares	88,916	44,671
Invesco Oppenheimer V.I. Conservative Balanced Series I Shares	53,120	145,747
Invesco Oppenheimer V.I. Conservative Balanced Series II Shares	14,287	8,143
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II Shares	182,215	49,972
Invesco Oppenheimer V.I. Global Series I Shares	106,327	258,467
Invesco Oppenheimer V.I. Global Series II Shares	8,527	4,119
Invesco Oppenheimer V.I. Global Strategic Income Series I Shares	132,846	163,361
Invesco Oppenheimer V.I. Global Strategic Income Series II Shares	42,814	115,148

52

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
Invesco Oppenheimer V.I. Main Street Series I Shares	$473,590	$397,856
Invesco Oppenheimer V.I. Main Street Series II Shares	106,635	192,032
Invesco Oppenheimer V.I. Main Street Small Cap Series II Shares	17,497	14,142
Invesco V.I. American Franchise Series I Shares	176,223	180,834
Invesco V.I. American Franchise Series II Shares	22,162	9,508
Invesco V.I. Comstock Series II Shares	145,612	140,323
Invesco V.I. Core Equity Series I Shares	1,680,575	1,301,437
Invesco V.I. Core Equity Series II Shares	287,388	107,723
Invesco V.I. Equity and Income Series II Shares	447,392	745,633
Invesco V.I. Government Securities Series I Shares	69,172	22,489
Invesco V.I. Government Securities Series II Shares	114,865	93,407
Invesco V.I. International Growth Series I Shares	24,538	49,868
Invesco V.I. International Growth Series II Shares	9,594	14,581
Invesco V.I. Mid Cap Core Equity Series II Shares	55,222	28,486
Invesco V.I. Value Opportunities Series II Shares	11,146	20,018
Janus Henderson - Balanced Service Shares	423,630	493,406
Janus Henderson - Enterprise Service Shares	100,264	55,948
Janus Henderson - Forty Service Shares	25,549	11,882
Janus Henderson - Global Research Service Shares	74,158	88,706
Janus Henderson - Mid Cap Value Service Shares	3,289	17,931
Janus Henderson - Overseas Service Shares	17,357	117,771
Janus Henderson - Research Service Shares	69,936	122,809
JPMorgan Insurance Trust Core Bond Class 1 Shares	193,824	708,921
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	286,174	202,678
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	245,181	621,669
MFS® Core Equity Initial Class	2,427	2,941
MFS® Growth Initial Class	339,818	677,917
MFS® Growth Service Class	88,384	138,055
MFS® Massachusetts Investors Growth Stock Initial Class	5,981	5,543
MFS® Massachusetts Investors Growth Stock Service Class	140,722	166,852
MFS® New Discovery Initial Class	43,710	28,993
MFS® New Discovery Service Class	45,831	140,485
MFS® Research Initial Class	114,113	295,168
MFS® Research Service Class	67,926	163,289
MFS® Total Return Initial Class	327,504	881,439
MFS® Total Return Service Class	159,213	605,428

53

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
MFS® Total Return Bond Initial Class	$6,337	$12,264
MFS® Total Return Bond Service Class	91,707	262,179
MFS® Utilities Initial Class	337,600	965,311
MFS® Utilities Service Class	89,629	150,734
MS VIF Global Franchise Class II Shares	156,589	262,622
Putnam VT Diversified Income Class IB Shares	64,333	117,466
Putnam VT Equity Income Class IB Shares	268,396	477,532
Putnam VT George Putnam Balanced Class IB Shares	48,312	39,589
Putnam VT Global Equity Class IB Shares	17,511	476,058
Putnam VT Global Health Care Class IB Shares	23,491	5,549
Putnam VT Government Money Market Class IB Shares	1,133,993	720,569
Putnam VT Growth Opportunities Class IB Shares	54,802	77,482
Putnam VT Income Class IB Shares	12,145	25,458
Putnam VT International Equity Class IB Shares	1,746	3,635
Putnam VT Multi-Cap Core Class IB Shares	143	467
Putnam VT Research Class IB Shares	14,321	2,273
Putnam VT Sustainable Leaders Class IB Shares	1,467	700
Rational Insider Buying VA	185,568	251,647
Rational Trend Aggregation VA	138,046	245,064
TA Aegon High Yield Bond Initial Class	862,049	990,185
TA Aegon High Yield Bond Service Class	38,207	209,889
TA Aegon Sustainable Equity Income Initial Class	2,201,564	1,591,157
TA Aegon Sustainable Equity Income Service Class	439,948	133,513
TA Aegon U.S. Government Securities Initial Class	1,685,340	1,855,407
TA Aegon U.S. Government Securities Service Class	5,384,357	5,352,703
TA BlackRock Global Real Estate Securities Initial Class	169,072	378,548
TA BlackRock Global Real Estate Securities Service Class	94,633	183,730
TA BlackRock Government Money Market Initial Class	3,409,960	3,945,731
TA BlackRock Government Money Market Service Class	5,600,337	5,081,193
TA BlackRock iShares Edge 40 Initial Class	146,130	182,792
TA BlackRock iShares Edge 40 Service Class	19,158	91,450
TA International Growth Initial Class	240,255	395,572
TA International Growth Service Class	21,706	26,380
TA Janus Mid-Cap Growth Initial Class	877,265	1,137,049
TA Janus Mid-Cap Growth Service Class	67,288	973,338
TA JPMorgan Asset Allocation - Conservative Initial Class	2,254,119	2,049,304

54

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Asset Allocation - Conservative Service Class	$2,591,522	$5,562,490
TA JPMorgan Asset Allocation - Growth Initial Class	1,911,583	1,729,003
TA JPMorgan Asset Allocation - Growth Service Class	1,606,553	1,480,957
TA JPMorgan Asset Allocation - Moderate Initial Class	2,897,480	3,505,840
TA JPMorgan Asset Allocation - Moderate Service Class	4,946,251	10,612,920
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	4,313,313	4,189,010
TA JPMorgan Asset Allocation - Moderate Growth Service Class	10,222,521	22,292,634
TA JPMorgan Core Bond Initial Class	163,296	233,196
TA JPMorgan Enhanced Index Initial Class	2,010,904	2,146,282
TA JPMorgan Enhanced Index Service Class	279,563	1,402,105
TA JPMorgan International Moderate Growth Initial Class	8,542	13,217
TA JPMorgan International Moderate Growth Service Class	404,564	1,684,001
TA JPMorgan Mid Cap Value Initial Class	179,921	149,403
TA JPMorgan Tactical Allocation Initial Class	99,877	186,600
TA JPMorgan Tactical Allocation Service Class	63,782	184,035
TA Morgan Stanley Capital Growth Initial Class	817,017	2,972,454
TA Morgan Stanley Capital Growth Service Class	1,283,135	1,954,187
TA Multi-Managed Balanced Initial Class	389,782	637,197
TA Multi-Managed Balanced Service Class	2,365,930	3,286,622
TA PIMCO Total Return Initial Class	2,526,782	2,884,952
TA PIMCO Total Return Service Class	1,322,616	997,753
TA Small/Mid Cap Value Initial Class	193,852	365,371
TA T. Rowe Price Small Cap Initial Class	382,360	528,050
TA T. Rowe Price Small Cap Service Class	83,553	374,579
TA TS&W International Equity Initial Class	75,634	100,149
TA TS&W International Equity Service Class	25,402	35,756
TA WMC US Growth Initial Class	3,245,348	4,523,422
TA WMC US Growth Service Class	1,047,367	1,146,038
Wanger USA	285,598	391,670
WFVT International Equity Class 1 Shares	30,179	80,410
WFVT International Equity Class 2 Shares	9,701	29,756
WFVT Omega Growth Class 1 Shares	127,042	220,039
WFVT Omega Growth Class 2 Shares	20,232	16,029
WFVT Opportunity Class 1 Shares	137,853	184,333
WFVT Opportunity Class 2 Shares	12,181	14,260
WFVT Small Cap Growth Class 1 Shares	93,905	119,288

55

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
WFVT Small Cap Growth Class 2 Shares	$34,199	$40,285

56

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Global Thematic Growth Class B Shares	5,586	(55,720)	(50,134)	6,154	(70,404)	(64,250)
AB Growth and Income Class B Shares	171,234	(154,390)	16,844	12,403	(174,583)	(162,180)
AB Large Cap Growth Class B Shares	-	(69,970)	(69,970)	144,253	(82,523)	61,730
BNY Mellon Stock Index Initial Shares	9,093	(35,665)	(26,572)	3,225	(106,358)	(103,133)
BNY Mellon Stock Index Service Shares	391	(908)	(517)	278	(1,050)	(772)
BNY Mellon Sustainable U.S. Equity Initial Shares	5,061	(67,363)	(62,302)	-	(572)	(572)
BNY Mellon VIF Appreciation Initial Shares	35,903	(66,498)	(30,595)	4,738	(35,023)	(30,285)
BNY Mellon VIF Government Money Market	315,591	(346,800)	(31,209)	681,818	(491,946)	189,872
BNY Mellon VIF Growth and Income Initial Shares	23,535	(23,304)	231	3,838	(17,288)	(13,450)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	3,978	(27,589)	(23,611)	4,536	(91,846)	(87,310)
Columbia - Dividend Opportunity Class 1 Shares	3,601	(84,977)	(81,376)	15	(22,448)	(22,433)
Columbia - Income Opportunity Class 1 Shares	8,928	(125,597)	(116,669)	17,658	(150,654)	(132,996)
Columbia - Large Cap Growth Class 1 Shares	4,231	(321,092)	(316,861)	25,661	(301,905)	(276,244)
Columbia - Mid Cap Growth Class 1 Shares	2,127	(84,894)	(82,767)	713	(80,584)	(79,871)
Columbia - Overseas Core Class 2 Shares	9,157	(237,095)	(227,938)	15,187	(201,312)	(186,125)
Columbia - Select Mid Cap Value Class 1 Shares	2,394	(20,344)	(17,950)	1,815	(162,974)	(161,159)
Columbia - Small Cap Value Class 1 Shares	23,328	(39,773)	(16,445)	25,190	(79,933)	(54,743)
Columbia - Small Company Growth Class 1 Shares	-	(47)	(47)	-	(55)	(55)
Columbia - Strategic Income Class 1 Shares	32,757	(68,235)	(35,478)	16,463	(93,568)	(77,105)
CTIVP® - Loomis Sayles Growth Class 1 Shares	111,099	(363,569)	(252,470)	25,109	(236,614)	(211,505)
Davis Value	7,656	(361,056)	(353,400)	10,544	(139,219)	(128,675)
Federated Hermes Government Money II Service Shares	1,758,739	(814,253)	944,486	679,162	(606,497)	72,665
Federated Hermes High Income Bond II Primary Shares	92,412	(126,480)	(34,068)	14,013	(74,737)	(60,724)
Federated Hermes Kaufmann II Primary Shares	11,442	(56,607)	(45,165)	25,510	(132,993)	(107,483)
Federated Hermes Kaufmann II Service Shares	22,035	(122,768)	(100,733)	6,134	(144,981)	(138,847)
Federated Hermes Managed Volatility II Primary Shares	10,148	(62,003)	(51,855)	3,230	(60,372)	(57,142)
Federated Hermes Managed Volatility II Service Shares	33,742	(74,121)	(40,379)	19,296	(136,483)	(117,187)

57

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Federated Hermes Quality Bond II Primary Shares	-	(26,883)	(26,883)	-	(16,113)	(16,113)
Fidelity® VIP Asset Manager Initial Class	6,933	(21,583)	(14,650)	3,587	(39,051)	(35,464)
Fidelity® VIP Asset Manager: Growth Initial Class	112	(27,817)	(27,705)	63	(28,775)	(28,712)
Fidelity® VIP Balanced Initial Class	2,494	(124,134)	(121,640)	8,343	(110,450)	(102,107)
Fidelity® VIP Balanced Service Class 2	392	(3,483)	(3,091)	305	(6,106)	(5,801)
Fidelity® VIP Contrafund® Initial Class	8,826	(178,815)	(169,989)	21,821	(185,330)	(163,509)
Fidelity® VIP Contrafund® Service Class 2	343,595	(899,932)	(556,337)	89,497	(1,164,152)	(1,074,655)
Fidelity® VIP Equity-Income Initial Class	1,475	(88,674)	(87,199)	832	(150,127)	(149,295)
Fidelity® VIP Equity-Income Service Class 2	1,462	(328,414)	(326,952)	7,440	(496,037)	(488,597)
Fidelity® VIP Government Money Market Initial Class	155,525	(100,491)	55,034	84,718	(54,998)	29,720
Fidelity® VIP Government Money Market Service Class 2	2,121	(19,896)	(17,775)	1,216	(64,754)	(63,538)
Fidelity® VIP Growth Initial Class	7,055	(153,873)	(146,818)	3,281	(131,266)	(127,985)
Fidelity® VIP Growth Service Class 2	1,092	(64,736)	(63,644)	22,746	(112,054)	(89,308)
Fidelity® VIP Growth & Income Initial Class	5,893	(127,434)	(121,541)	21,435	(167,114)	(145,679)
Fidelity® VIP Growth & Income Service Class 2	577	(8,238)	(7,661)	3,306	(11,894)	(8,588)
Fidelity® VIP Growth Opportunities Initial Class	1,675	(52,080)	(50,405)	336	(82,057)	(81,721)
Fidelity® VIP Growth Opportunities Service Class	21,684	(45,241)	(23,557)	18,631	(37,618)	(18,987)
Fidelity® VIP Growth Opportunities Service Class 2	4,132	(3,368)	764	-	(44,825)	(44,825)
Fidelity® VIP High Income Initial Class	913	(42,780)	(41,867)	6,418	(55,272)	(48,854)
Fidelity® VIP High Income Service Class	1,252	(43,843)	(42,591)	1,325	(32,223)	(30,898)
Fidelity® VIP High Income Service Class 2	1,665	(23,315)	(21,650)	2,063	(19,802)	(17,739)
Fidelity® VIP Index 500 Initial Class	133,958	(603,765)	(469,807)	66,712	(531,280)	(464,568)
Fidelity® VIP Index 500 Service Class 2	51,413	(79,203)	(27,790)	87,492	(49,044)	38,448
Fidelity® VIP Investment Grade Bond Initial Class	332,705	(294,149)	38,556	110,325	(365,125)	(254,800)
Fidelity® VIP Investment Grade Bond Service Class 2	89,668	(108,731)	(19,063)	83,993	(110,655)	(26,662)
Fidelity® VIP Mid Cap Initial Class	2,640	(72,057)	(69,417)	10,685	(96,669)	(85,984)
Fidelity® VIP Mid Cap Service Class 2	77,107	(411,300)	(334,193)	68,903	(267,140)	(198,237)

58

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Fidelity® VIP Overseas Initial Class	299	(60,972)	(60,673)	8,647	(73,262)	(64,615)
Fidelity® VIP Value Strategies Service Class 2	59,858	(115,281)	(55,423)	17,302	(136,991)	(119,689)
Franklin Income Class 2 Shares	-	(114,531)	(114,531)	-	(73,127)	(73,127)
Franklin Mutual Shares Class 2 Shares	6,731	(272,483)	(265,752)	2,615	(306,592)	(303,977)
Franklin Rising Dividends Class 2 Shares	1,688	(66,108)	(64,420)	19,866	(38,645)	(18,779)
Franklin Small Cap Value Class 2 Shares	21,283	(49,786)	(28,503)	11,784	(38,893)	(27,109)
Franklin Small-Mid Cap Growth Class 2 Shares	22,429	(145,208)	(122,779)	12,734	(260,311)	(247,577)
Franklin Templeton Developing Markets Class 2 Shares	8,756	(41,736)	(32,980)	12,414	(34,594)	(22,180)
Franklin Templeton Foreign Class 2 Shares	5,403	(165,576)	(160,173)	2,479	(150,982)	(148,503)
Invesco Oppenheimer V.I. Capital Appreciation Series I Shares	11,228	(248,904)	(237,676)	5,022	(277,971)	(272,949)
Invesco Oppenheimer V.I. Capital Appreciation Series II Shares	3,162	(12,177)	(9,015)	3,468	(91,920)	(88,452)
Invesco Oppenheimer V.I. Conservative Balanced Series I Shares	856	(67,723)	(66,867)	1,434	(133,639)	(132,205)
Invesco Oppenheimer V.I. Conservative Balanced Series II Shares	6,288	(4,241)	2,047	-	(22,403)	(22,403)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II Shares	18,014	(3,793)	14,221	-	-	-
Invesco Oppenheimer V.I. Global Series I Shares	2,841	(44,931)	(42,090)	2,563	(60,661)	(58,098)
Invesco Oppenheimer V.I. Global Series II Shares	71	(399)	(328)	246	(569)	(323)
Invesco Oppenheimer V.I. Global Strategic Income Series I Shares	8,987	(69,717)	(60,730)	13,944	(100,844)	(86,900)
Invesco Oppenheimer V.I. Global Strategic Income Series II Shares	3,668	(63,671)	(60,003)	32,664	(76,327)	(43,663)
Invesco Oppenheimer V.I. Main Street Series I Shares	23,649	(118,913)	(95,264)	10,363	(207,263)	(196,900)
Invesco Oppenheimer V.I. Main Street Series II Shares	5,445	(68,153)	(62,708)	4,921	(65,857)	(60,936)
Invesco Oppenheimer V.I. Main Street Small Cap Series II Shares	1,289	(3,015)	(1,726)	54	(2,292)	(2,238)

59

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Invesco V.I. American Franchise Series I Shares	13	(57,822)	(57,809)	8,098	(79,783)	(71,685)
Invesco V.I. American Franchise Series II Shares	12	(2,180)	(2,168)	-	(12,994)	(12,994)
Invesco V.I. Comstock Series II Shares	48,044	(60,351)	(12,307)	19,300	(70,598)	(51,298)
Invesco V.I. Core Equity Series I Shares	29,364	(463,255)	(433,891)	50,868	(431,329)	(380,461)
Invesco V.I. Core Equity Series II Shares	14,463	(39,434)	(24,971)	23,325	(44,702)	(21,377)
Invesco V.I. Equity and Income Series II Shares	123,362	(330,727)	(207,365)	30,080	(348,153)	(318,073)
Invesco V.I. Government Securities Series I Shares	33,846	(10,132)	23,714	4,998	(44,544)	(39,546)
Invesco V.I. Government Securities Series II Shares	73,713	(62,847)	10,866	55,656	(55,155)	501
Invesco V.I. International Growth Series I Shares	1,181	(19,766)	(18,585)	265	(78,666)	(78,401)
Invesco V.I. International Growth Series II Shares	1,846	(3,817)	(1,971)	1,452	(1,782)	(330)
Invesco V.I. Mid Cap Core Equity Series II Shares	1,946	(11,540)	(9,594)	2,213	(18,303)	(16,090)
Invesco V.I. Value Opportunities Series II Shares	-	(11,029)	(11,029)	-	(55,381)	(55,381)
Janus Henderson - Balanced Service Shares	124,772	(160,234)	(35,462)	2,968	(109,214)	(106,246)
Janus Henderson - Enterprise Service Shares	-	(17,264)	(17,264)	-	(137,381)	(137,381)
Janus Henderson - Forty Service Shares	3,260	(2,595)	665	-	(6,367)	(6,367)
Janus Henderson - Global Research Service Shares	-	(47,341)	(47,341)	876	(83,077)	(82,201)
Janus Henderson - Mid Cap Value Service Shares	174	(7,380)	(7,206)	80	(1,451)	(1,371)
Janus Henderson - Overseas Service Shares	3,877	(84,736)	(80,859)	7,280	(210,845)	(203,565)
Janus Henderson - Research Service Shares	-	(64,188)	(64,188)	-	(54,617)	(54,617)
JPMorgan Insurance Trust Core Bond Class 1 Shares	73,323	(378,287)	(304,964)	53,091	(1,020,712)	(967,621)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	67,969	(60,090)	7,879	13,818	(178,052)	(164,234)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	34,296	(228,159)	(193,863)	26,438	(408,746)	(382,308)
MFS® Core Equity Initial Class	-	(1,401)	(1,401)	-	(3,056)	(3,056)
MFS® Growth Initial Class	5,240	(118,823)	(113,583)	2,034	(94,808)	(92,774)
MFS® Growth Service Class	383	(19,380)	(18,997)	-	(22,031)	(22,031)
MFS® Massachusetts Investors Growth Stock Initial Class	-	(2,547)	(2,547)	-	(4,734)	(4,734)
MFS® Massachusetts Investors Growth Stock Service Class	10,415	(86,498)	(76,083)	7,960	(194,292)	(186,332)

60

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
MFS® New Discovery Initial Class	853	(8,723)	(7,870)	829	(10,461)	(9,632)
MFS® New Discovery Service Class	17	(48,124)	(48,107)	1,583	(32,465)	(30,882)
MFS® Research Initial Class	13,524	(85,526)	(72,002)	6,263	(111,086)	(104,823)
MFS® Research Service Class	4,718	(39,701)	(34,983)	9,748	(13,708)	(3,960)
MFS® Total Return Initial Class	509	(335,052)	(334,543)	11,455	(411,708)	(400,253)
MFS® Total Return Service Class	4,488	(256,651)	(252,163)	7,971	(175,966)	(167,995)
MFS® Total Return Bond Initial Class	-	(4,533)	(4,533)	-	(7,589)	(7,589)
MFS® Total Return Bond Service Class	30,333	(152,363)	(122,030)	13,042	(262,518)	(249,476)
MFS® Utilities Initial Class	15,985	(187,207)	(171,222)	6,632	(107,895)	(101,263)
MFS® Utilities Service Class	8,069	(27,600)	(19,531)	12,166	(55,430)	(43,264)
MS VIF Global Franchise Class II Shares	11,165	(63,008)	(51,843)	6,335	(69,700)	(63,365)
Putnam VT Diversified Income Class IB Shares	20,174	(57,953)	(37,779)	26,184	(15,884)	10,300
Putnam VT Equity Income Class IB Shares	5,322	(146,868)	(141,546)	9,454	(125,173)	(115,719)
Putnam VT George Putnam Balanced Class IB Shares	14	(13,012)	(12,998)	11	(16,824)	(16,813)
Putnam VT Global Equity Class IB Shares	3,374	(179,927)	(176,553)	882	(34,053)	(33,171)
Putnam VT Global Health Care Class IB Shares	1,796	(1,096)	700	1,253	(5,170)	(3,917)
Putnam VT Government Money Market Class IB Shares	1,138,638	(708,262)	430,376	196,725	(287,042)	(90,317)
Putnam VT Growth Opportunities Class IB Shares	1,029	(31,373)	(30,344)	895	(112,830)	(111,935)
Putnam VT Income Class IB Shares	-	(11,063)	(11,063)	254	(701)	(447)
Putnam VT International Equity Class IB Shares	-	(1,422)	(1,422)	-	(7,366)	(7,366)
Putnam VT Multi-Cap Core Class IB Shares	-	(188)	(188)	-	(26,862)	(26,862)
Putnam VT Research Class IB Shares	-	(155)	(155)	-	(164)	(164)
Putnam VT Sustainable Leaders Class IB Shares	165	(136)	29	-	(121)	(121)
Rational Insider Buying VA	33,217	(86,380)	(53,163)	13,187	(104,985)	(91,798)
Rational Trend Aggregation VA	80,494	(141,529)	(61,035)	28,890	(202,059)	(173,169)
TA Aegon High Yield Bond Initial Class	259,294	(409,220)	(149,926)	29,434	(382,550)	(353,116)
TA Aegon High Yield Bond Service Class	3,045	(105,457)	(102,412)	203	(190,389)	(190,186)

61

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)

TA Aegon Sustainable Equity Income Initial Class	211,183	(718,772)	(507,589)	248,302	(1,201,772)	(953,470)
TA Aegon Sustainable Equity Income Service Class	48,234	(52,992)	(4,758)	16,332	(261,271)	(244,939)
TA Aegon U.S. Government Securities Initial Class	1,032,137	(1,116,924)	(84,787)	322,492	(192,779)	129,713
TA Aegon U.S. Government Securities Service Class	3,637,622	(3,605,897)	31,725	200,774	(1,498,298)	(1,297,524)
TA BlackRock Global Real Estate Securities Initial Class	15,069	(164,315)	(149,246)	50,208	(70,939)	(20,731)
TA BlackRock Global Real Estate Securities Service Class	6,821	(79,824)	(73,003)	79	(39,543)	(39,464)
TA BlackRock Government Money Market Initial Class	3,647,276	(4,097,160)	(449,884)	2,789,197	(6,087,873)	(3,298,676)
TA BlackRock Government Money Market Service Class	5,539,993	(5,010,482)	529,511	1,924,360	(3,550,422)	(1,626,062)
TA BlackRock iShares Edge 40 Initial Class	28,543	(97,086)	(68,543)	4,945	(227,945)	(223,000)
TA BlackRock iShares Edge 40 Service Class	4,521	(54,314)	(49,793)	5,557	(161,085)	(155,528)
TA International Growth Initial Class	118,392	(245,040)	(126,648)	66,802	(166,307)	(99,505)
TA International Growth Service Class	2,941	(10,577)	(7,636)	3,167	(8,970)	(5,803)
TA Janus Mid-Cap Growth Initial Class	52,640	(301,205)	(248,565)	13,836	(341,415)	(327,579)
TA Janus Mid-Cap Growth Service Class	5,501	(284,896)	(279,395)	3,567	(24,573)	(21,006)
TA JPMorgan Asset Allocation - Conservative Initial Class	887,837	(1,027,358)	(139,521)	1,266,451	(1,143,210)	123,241
TA JPMorgan Asset Allocation - Conservative Service Class	728,583	(2,939,123)	(2,210,540)	410,047	(2,482,932)	(2,072,885)
TA JPMorgan Asset Allocation - Growth Initial Class	487,743	(721,255)	(233,512)	61,963	(473,416)	(411,453)
TA JPMorgan Asset Allocation - Growth Service Class	274,370	(551,494)	(277,124)	1,005,127	(1,428,305)	(423,178)
TA JPMorgan Asset Allocation - Moderate Initial Class	844,342	(1,515,655)	(671,313)	713,217	(2,117,804)	(1,404,587)
TA JPMorgan Asset Allocation - Moderate Service Class	1,088,185	(4,974,665)	(3,886,480)	762,271	(7,678,917)	(6,916,646)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,066,601	(1,715,580)	(648,979)	2,022,281	(4,349,370)	(2,327,089)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	722,673	(10,019,894)	(9,297,221)	954,956	(9,630,158)	(8,675,202)
TA JPMorgan Core Bond Initial Class	57,795	(124,651)	(66,856)	17,178	(160,327)	(143,149)
TA JPMorgan Enhanced Index Initial Class	778,550	(1,067,757)	(289,207)	299,130	(360,397)	(61,267)
TA JPMorgan Enhanced Index Service Class	87,601	(492,726)	(405,125)	402,995	(27,532)	375,463
TA JPMorgan International Moderate Growth Initial Class	182	(7,525)	(7,343)	105	(60,213)	(60,108)

62

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)

TA JPMorgan International Moderate Growth Service Class	163,230	(1,280,538)	(1,117,308)	53,580	(1,029,753)	(976,173)
TA JPMorgan Mid Cap Value Initial Class	47,436	(55,357)	(7,921)	9,839	(85,918)	(76,079)
TA JPMorgan Tactical Allocation Initial Class	26,173	(99,854)	(73,681)	43,224	(114,717)	(71,493)
TA JPMorgan Tactical Allocation Service Class	17,490	(109,583)	(92,093)	37,593	(58,354)	(20,761)
TA Morgan Stanley Capital Growth Initial Class	46,478	(441,962)	(395,484)	1,888,441	(147,502)	1,740,939
TA Morgan Stanley Capital Growth Service Class	219,312	(275,545)	(56,233)	310,751	(11,181)	299,570
TA Multi-Managed Balanced Initial Class	70,696	(212,005)	(141,309)	8,638	(187,128)	(178,490)
TA Multi-Managed Balanced Service Class	431,993	(1,129,554)	(697,561)	283,052	(702,030)	(418,978)
TA PIMCO Total Return Initial Class	1,272,165	(1,613,119)	(340,954)	812,329	(985,856)	(173,527)
TA PIMCO Total Return Service Class	619,937	(572,330)	47,607	361,334	(490,898)	(129,564)
TA Small/Mid Cap Value Initial Class	8,211	(46,035)	(37,824)	6,996	(62,693)	(55,697)
TA T. Rowe Price Small Cap Initial Class	62,640	(173,053)	(110,413)	64,835	(132,366)	(67,531)
TA T. Rowe Price Small Cap Service Class	10,203	(87,644)	(77,441)	897	(23,091)	(22,194)
TA TS&W International Equity Initial Class	40,390	(72,961)	(32,571)	17,766	(137,864)	(120,098)
TA TS&W International Equity Service Class	7,108	(18,275)	(11,167)	8,000	(35,139)	(27,139)
TA WMC US Growth Initial Class	244,795	(1,700,979)	(1,456,184)	1,412,400	(1,835,888)	(423,488)
TA WMC US Growth Service Class	158,323	(263,180)	(104,857)	303,387	(161,402)	141,985
Wanger USA	37,098	(114,346)	(77,248)	8,273	(185,938)	(177,665)
WFVT International Equity Class 1 Shares	8,701	(41,967)	(33,266)	4,026	(62,884)	(58,858)
WFVT International Equity Class 2 Shares	4,347	(14,758)	(10,411)	1,365	(1,366)	(1)
WFVT Omega Growth Class 1 Shares	646	(45,244)	(44,598)	884	(48,850)	(47,966)
WFVT Omega Growth Class 2 Shares	-	(2,097)	(2,097)	-	(4,981)	(4,981)
WFVT Opportunity Class 1 Shares	4,421	(64,733)	(60,312)	672	(80,061)	(79,389)
WFVT Opportunity Class 2 Shares	1,745	(5,350)	(3,605)	-	(39,455)	(39,455)
WFVT Small Cap Growth Class 1 Shares	707	(31,875)	(31,168)	5,522	(65,350)	(59,828)
WFVT Small Cap Growth Class 2 Shares	8,652	(12,605)	(3,953)	8,256	(5,775)	2,481

63

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Global Thematic Growth Class B Shares	$15,659	$(73,017)	$(57,358)	$35,738	$(76,083)	$(40,345)
AB Growth and Income Class B Shares	381,949	(332,804)	49,145	27,947	(365,392)	(337,445)
AB Large Cap Growth Class B Shares	-	(181,429)	(181,429)	315,372	(230,522)	84,850
BNY Mellon Stock Index Initial Shares	29,276	(120,166)	(90,890)	9,443	(325,728)	(316,285)
BNY Mellon Stock Index Service Shares	995	(2,171)	(1,176)	668	(2,371)	(1,703)
BNY Mellon Sustainable U.S. Equity Initial Shares	7,868	(117,064)	(109,196)	-	(802)	(802)
BNY Mellon VIF Appreciation Initial Shares	124,562	(249,177)	(124,615)	15,527	(110,498)	(94,971)
BNY Mellon VIF Government Money Market	334,942	(368,828)	(33,886)	729,385	(526,592)	202,793
BNY Mellon VIF Growth and Income Initial Shares	64,226	(67,091)	(2,865)	9,977	(48,407)	(38,430)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	6,814	(61,034)	(54,220)	9,804	(208,863)	(199,059)
Columbia - Dividend Opportunity Class 1 Shares	6,061	(144,931)	(138,870)	25	(46,867)	(46,842)
Columbia - Income Opportunity Class 1 Shares	10,840	(155,119)	(144,279)	21,467	(182,263)	(160,796)
Columbia - Large Cap Growth Class 1 Shares	7,901	(591,618)	(583,717)	38,888	(445,726)	(406,838)
Columbia - Mid Cap Growth Class 1 Shares	4,079	(188,003)	(183,924)	1,276	(149,489)	(148,213)
Columbia - Overseas Core Class 2 Shares	8,994	(265,611)	(256,617)	16,609	(221,548)	(204,939)
Columbia - Select Mid Cap Value Class 1 Shares	26,349	(37,481)	(11,132)	3,119	(288,613)	(285,494)
Columbia - Small Cap Value Class 1 Shares	48,556	(103,074)	(54,518)	60,267	(246,491)	(186,224)
Columbia - Small Company Growth Class 1 Shares	-	(644)	(644)	-	(603)	(603)
Columbia - Strategic Income Class 1 Shares	81,585	(137,051)	(55,466)	33,001	(181,880)	(148,879)
CTIVP® - Loomis Sayles Growth Class 1 Shares	190,728	(675,121)	(484,393)	37,588	(372,650)	(335,062)
Davis Value	21,047	(649,729)	(628,682)	28,985	(311,404)	(282,419)
Federated Hermes Government Money II Service Shares	1,683,515	(779,214)	904,301	636,393	(580,111)	56,282
Federated Hermes High Income Bond II Primary Shares	241,736	(322,211)	(80,475)	31,828	(186,313)	(154,485)
Federated Hermes Kaufmann II Primary Shares	64,562	(317,270)	(252,708)	90,153	(622,478)	(532,325)
Federated Hermes Kaufmann II Service Shares	83,666	(485,155)	(401,489)	20,972	(498,544)	(477,572)
Federated Hermes Managed Volatility II Primary Shares	19,019	(111,179)	(92,160)	5,699	(107,758)	(102,059)
Federated Hermes Managed Volatility II Service Shares	33,731	(75,288)	(41,557)	18,974	(137,985)	(119,011)

64

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

Federated Hermes Quality Bond II Primary Shares	$-	$(50,132)	$(50,132)	$-	$(28,074)	$(28,074)
Fidelity® VIP Asset Manager Initial Class	17,663	(58,850)	(41,187)	9,126	(103,346)	(94,220)
Fidelity® VIP Asset Manager: Growth Initial Class	326	(82,261)	(81,935)	165	(76,595)	(76,430)
Fidelity® VIP Balanced Initial Class	7,298	(423,191)	(415,893)	24,733	(344,374)	(319,641)
Fidelity® VIP Balanced Service Class 2	1,050	(8,692)	(7,642)	700	(13,124)	(12,424)
Fidelity® VIP Contrafund® Initial Class	54,718	(1,247,505)	(1,192,787)	82,367	(1,036,754)	(954,387)
Fidelity® VIP Contrafund® Service Class 2	1,023,410	(3,138,569)	(2,115,159)	227,601	(2,954,882)	(2,727,281)
Fidelity® VIP Equity-Income Initial Class	2,772	(299,606)	(296,834)	1,654	(518,627)	(516,973)
Fidelity® VIP Equity-Income Service Class 2	2,724	(756,821)	(754,097)	15,726	(1,100,295)	(1,084,569)
Fidelity® VIP Government Money Market Initial Class	188,073	(122,906)	65,167	106,049	(68,275)	37,774
Fidelity® VIP Government Money Market Service Class 2	2,143	(20,252)	(18,109)	1,242	(65,992)	(64,750)
Fidelity® VIP Growth Initial Class	29,738	(880,987)	(851,249)	9,388	(566,703)	(557,315)
Fidelity® VIP Growth Service Class 2	4,229	(187,404)	(183,175)	44,393	(244,028)	(199,635)
Fidelity® VIP Growth & Income Initial Class	19,482	(429,831)	(410,349)	49,589	(582,897)	(533,308)
Fidelity® VIP Growth & Income Service Class 2	920	(18,610)	(17,690)	6,661	(25,230)	(18,569)
Fidelity® VIP Growth Opportunities Initial Class	7,436	(296,110)	(288,674)	1,416	(320,408)	(318,992)
Fidelity® VIP Growth Opportunities Service Class	107,757	(243,657)	(135,900)	71,570	(149,659)	(78,089)
Fidelity® VIP Growth Opportunities Service Class 2	31,436	(16,674)	14,762	—	(128,120)	(128,120)
Fidelity® VIP High Income Initial Class	1,907	(87,185)	(85,278)	13,284	(113,297)	(100,013)
Fidelity® VIP High Income Service Class	2,487	(98,204)	(95,717)	3,075	(75,271)	(72,196)
Fidelity® VIP High Income Service Class 2	12,444	(54,363)	(41,919)	4,245	(35,278)	(31,033)
Fidelity® VIP Index 500 Initial Class	517,552	(2,830,287)	(2,312,735)	248,190	(2,086,359)	(1,838,169)
Fidelity® VIP Index 500 Service Class 2	226,543	(279,776)	(53,233)	288,111	(162,511)	125,600
Fidelity® VIP Investment Grade Bond Initial Class	729,538	(638,863)	90,675	239,021	(690,578)	(451,557)
Fidelity® VIP Investment Grade Bond Service Class 2	164,347	(191,793)	(27,446)	125,764	(189,076)	(63,312)
Fidelity® VIP Mid Cap Initial Class	15,047	(461,401)	(446,354)	67,912	(621,300)	(553,388)
Fidelity® VIP Mid Cap Service Class 2	324,617	(1,402,925)	(1,078,308)	260,629	(986,378)	(725,749)

65

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Fidelity® VIP Overseas Initial Class	$573	$(142,780)	$(142,207)	$19,346	$(162,069)	$(142,723)
Fidelity® VIP Value Strategies Service Class 2	175,215	(256,422)	(81,207)	41,981	(336,603)	(294,622)
Franklin Income Class 2 Shares	-	(188,056)	(188,056)	-	(115,222)	(115,222)
Franklin Mutual Shares Class 2 Shares	13,310	(501,199)	(487,889)	5,285	(650,256)	(644,971)
Franklin Rising Dividends Class 2 Shares	5,616	(235,512)	(229,896)	49,836	(129,318)	(79,482)
Franklin Small Cap Value Class 2 Shares	72,069	(166,409)	(94,340)	40,377	(135,402)	(95,025)
Franklin Small-Mid Cap Growth Class 2 Shares	87,553	(522,120)	(434,567)	40,486	(772,517)	(732,031)
Franklin Templeton Developing Markets Class 2 Shares	25,947	(102,874)	(76,927)	31,881	(75,771)	(43,890)
Franklin Templeton Foreign Class 2 Shares	7,877	(210,803)	(202,926)	4,103	(248,146)	(244,043)
Invesco Oppenheimer V.I. Capital Appreciation Series I Shares	37,059	(1,006,643)	(969,584)	11,897	(793,182)	(781,285)
Invesco Oppenheimer V.I. Capital Appreciation Series II Shares	9,563	(37,315)	(27,752)	30,760	(218,931)	(188,171)
Invesco Oppenheimer V.I. Conservative Balanced Series I Shares	1,681	(128,850)	(127,169)	2,681	(255,623)	(252,942)
Invesco Oppenheimer V.I. Conservative Balanced Series II Shares	11,447	(7,216)	4,231	-	(36,176)	(36,176)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II Shares	182,215	(48,286)	133,929	-	-	-
Invesco Oppenheimer V.I. Global Series I Shares	14,639	(228,889)	(214,250)	10,727	(256,430)	(245,703)
Invesco Oppenheimer V.I. Global Series II Shares	232	(1,240)	(1,008)	774	(1,631)	(857)
Invesco Oppenheimer V.I. Global Strategic Income Series I Shares	19,542	(136,639)	(117,097)	26,192	(210,379)	(184,187)
Invesco Oppenheimer V.I. Global Strategic Income Series II Shares	6,748	(105,277)	(98,529)	57,034	(123,044)	(66,010)
Invesco Oppenheimer V.I. Main Street Series I Shares	63,398	(345,588)	(282,190)	25,666	(578,146)	(552,480)
Invesco Oppenheimer V.I. Main Street Series II Shares	44,839	(183,745)	(138,906)	33,415	(178,409)	(144,994)
Invesco Oppenheimer V.I. Main Street Small Cap Series II Shares	16,507	(13,414)	3,093	190	(7,892)	(7,702)

66

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

Invesco V.I. American Franchise Series I Shares	$39	$(149,113)	$(149,074)	$17,902	$(173,077)	$(155,175)
Invesco V.I. American Franchise Series II Shares	27	(5,783)	(5,756)	-	(28,598)	(28,598)
Invesco V.I. Comstock Series II Shares	94,854	(129,142)	(34,288)	45,187	(166,768)	(121,581)
Invesco V.I. Core Equity Series I Shares	76,309	(1,206,322)	(1,130,013)	124,215	(1,052,226)	(928,011)
Invesco V.I. Core Equity Series II Shares	35,894	(93,815)	(57,921)	45,099	(93,173)	(48,074)
Invesco V.I. Equity and Income Series II Shares	255,718	(712,452)	(456,734)	67,354	(780,546)	(713,192)
Invesco V.I. Government Securities Series I Shares	57,947	(16,806)	41,141	7,760	(70,620)	(62,860)
Invesco V.I. Government Securities Series II Shares	104,768	(86,357)	18,411	54,639	(69,223)	(14,584)
Invesco V.I. International Growth Series I Shares	2,665	(42,706)	(40,041)	430	(172,307)	(171,877)
Invesco V.I. International Growth Series II Shares	6,251	(13,742)	(7,491)	4,355	(5,422)	(1,067)
Invesco V.I. Mid Cap Core Equity Series II Shares	3,828	(25,393)	(21,565)	4,921	(40,607)	(35,686)
Invesco V.I. Value Opportunities Series II Shares	-	(16,387)	(16,387)	-	(81,571)	(81,571)
Janus Henderson - Balanced Service Shares	328,945	(451,155)	(122,210)	7,839	(287,965)	(280,126)
Janus Henderson - Enterprise Service Shares	-	(36,322)	(36,322)	-	(328,531)	(328,531)
Janus Henderson - Forty Service Shares	11,782	(9,403)	2,379	-	(16,224)	(16,224)
Janus Henderson - Global Research Service Shares	-	(68,938)	(68,938)	965	(107,628)	(106,663)
Janus Henderson - Mid Cap Value Service Shares	266	(16,141)	(15,875)	135	(2,934)	(2,799)
Janus Henderson - Overseas Service Shares	4,208	(102,705)	(98,497)	8,778	(258,113)	(249,335)
Janus Henderson - Research Service Shares	-	(111,313)	(111,313)	-	(135,811)	(135,811)
JPMorgan Insurance Trust Core Bond Class 1 Shares	131,210	(642,359)	(511,149)	90,109	(1,564,974)	(1,474,865)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	198,340	(182,878)	15,462	50,263	(545,178)	(494,915)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	85,234	(575,507)	(490,273)	60,443	(867,904)	(807,461)
MFS® Core Equity Initial Class	-	(2,395)	(2,395)	-	(4,439)	(4,439)
MFS® Growth Initial Class	26,691	(608,389)	(581,698)	7,945	(367,898)	(359,953)
MFS® Growth Service Class	2,029	(121,241)	(119,212)	-	(103,386)	(103,386)
MFS® Massachusetts Investors Growth Stock Initial Class	-	(4,760)	(4,760)	-	(7,340)	(7,340)
MFS® Massachusetts Investors Growth Stock Service Class	16,538	(151,742)	(135,204)	12,348	(312,046)	(299,698)

67

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

MFS® New Discovery Initial Class	$2,782	$(23,467)	$(20,685)	$2,168	$(25,973)	$(23,805)
MFS® New Discovery Service Class	42	(133,585)	(133,543)	3,450	(85,387)	(81,937)
MFS® Research Initial Class	42,368	(273,463)	(231,095)	19,664	(354,951)	(335,287)
MFS® Research Service Class	19,085	(147,815)	(128,730)	36,907	(49,809)	(12,902)
MFS® Total Return Initial Class	1,090	(788,631)	(787,541)	18,376	(975,855)	(957,479)
MFS® Total Return Service Class	8,380	(555,933)	(547,553)	15,190	(359,885)	(344,695)
MFS® Total Return Bond Initial Class	-	(9,799)	(9,799)	-	(15,288)	(15,288)
MFS® Total Return Bond Service Class	49,404	(246,762)	(197,358)	20,235	(403,154)	(382,919)
MFS® Utilities Initial Class	76,363	(894,467)	(818,104)	29,212	(489,449)	(460,237)
MFS® Utilities Service Class	41,940	(136,488)	(94,548)	87,024	(253,130)	(166,106)
MS VIF Global Franchise Class II Shares	42,075	(250,519)	(208,444)	22,228	(255,993)	(233,765)
Putnam VT Diversified Income Class IB Shares	38,594	(112,395)	(73,801)	27,999	(28,609)	(610)
Putnam VT Equity Income Class IB Shares	17,960	(435,916)	(417,956)	30,335	(404,059)	(373,724)
Putnam VT George Putnam Balanced Class IB Shares	20	(29,184)	(29,164)	15	(34,204)	(34,189)
Putnam VT Global Equity Class IB Shares	8,452	(462,878)	(454,426)	1,636	(67,678)	(66,042)
Putnam VT Global Health Care Class IB Shares	7,560	(3,115)	4,445	3,978	(15,685)	(11,707)
Putnam VT Government Money Market Class IB Shares	1,132,426	(699,696)	432,730	202,530	(276,672)	(74,142)
Putnam VT Growth Opportunities Class IB Shares	3,936	(63,657)	(59,721)	2,775	(167,217)	(164,442)
Putnam VT Income Class IB Shares	-	(22,771)	(22,771)	492	(1,336)	(844)
Putnam VT International Equity Class IB Shares	-	(2,098)	(2,098)	-	(10,822)	(10,822)
Putnam VT Multi-Cap Core Class IB Shares	-	(432)	(432)	-	(58,512)	(58,512)
Putnam VT Research Class IB Shares	-	(427)	(427)	-	(404)	(404)
Putnam VT Sustainable Leaders Class IB Shares	805	(600)	205	-	(461)	(461)
Rational Insider Buying VA	88,861	(237,268)	(148,407)	36,505	(296,001)	(259,496)
Rational Trend Aggregation VA	130,513	(228,360)	(97,847)	50,777	(352,363)	(301,586)
TA Aegon High Yield Bond Initial Class	592,808	(917,534)	(324,726)	86,183	(847,048)	(760,865)
TA Aegon High Yield Bond Service Class	6,611	(204,579)	(197,968)	455	(416,503)	(416,048)

68

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

TA Aegon Sustainable Equity Income Initial Class	$395,289	$(1,408,804)	$(1,013,515)	$516,557	$(2,648,030)	$(2,131,473)
TA Aegon Sustainable Equity Income Service Class	96,478	(109,304)	(12,826)	36,270	(551,671)	(515,401)
TA Aegon U.S. Government Securities Initial Class	1,632,804	(1,802,050)	(169,246)	473,957	(281,543)	192,414
TA Aegon U.S. Government Securities Service Class	5,326,192	(5,310,276)	15,916	273,415	(2,000,900)	(1,727,485)
TA BlackRock Global Real Estate Securities Initial Class	40,589	(367,504)	(326,915)	132,738	(176,380)	(43,642)
TA BlackRock Global Real Estate Securities Service Class	15,443	(180,158)	(164,715)	101	(68,023)	(67,922)
TA BlackRock Government Money Market Initial Class	3,402,481	(3,796,861)	(394,380)	2,616,265	(5,539,609)	(2,923,344)
TA BlackRock Government Money Market Service Class	5,595,017	(5,048,216)	546,801	1,925,156	(3,545,684)	(1,620,528)
TA BlackRock iShares Edge 40 Initial Class	91,348	(152,467)	(61,119)	7,785	(369,361)	(361,576)
TA BlackRock iShares Edge 40 Service Class	7,744	(87,058)	(79,314)	8,486	(227,911)	(219,425)
TA International Growth Initial Class	204,945	(367,390)	(162,445)	94,775	(237,184)	(142,409)
TA International Growth Service Class	5,966	(19,579)	(13,613)	6,366	(18,408)	(12,042)
TA Janus Mid-Cap Growth Initial Class	128,018	(1,012,213)	(884,195)	40,684	(918,163)	(877,479)
TA Janus Mid-Cap Growth Service Class	14,477	(964,981)	(950,504)	11,023	(73,982)	(62,959)
TA JPMorgan Asset Allocation - Conservative Initial Class	1,625,790	(1,845,106)	(219,316)	2,224,215	(1,977,013)	247,202
TA JPMorgan Asset Allocation - Conservative Service Class	1,375,517	(5,259,553)	(3,884,036)	724,868	(4,200,930)	(3,476,062)
TA JPMorgan Asset Allocation - Growth Initial Class	947,829	(1,576,279)	(628,450)	163,780	(1,012,768)	(848,988)
TA JPMorgan Asset Allocation - Growth Service Class	751,953	(1,360,203)	(608,250)	1,877,132	(2,830,410)	(953,278)
TA JPMorgan Asset Allocation - Moderate Initial Class	1,580,792	(3,103,562)	(1,522,770)	1,372,019	(4,146,141)	(2,774,122)
TA JPMorgan Asset Allocation - Moderate Service Class	2,167,570	(9,964,217)	(7,796,647)	1,470,291	(14,798,194)	(13,327,903)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,072,490	(3,706,438)	(1,633,948)	3,339,459	(8,101,902)	(4,762,443)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,896,648	(20,914,218)	(19,017,570)	2,039,393	(19,682,642)	(17,643,249)
TA JPMorgan Core Bond Initial Class	82,585	(202,440)	(119,855)	24,944	(226,398)	(201,454)
TA JPMorgan Enhanced Index Initial Class	1,588,477	(2,068,412)	(479,935)	548,727	(678,927)	(130,200)
TA JPMorgan Enhanced Index Service Class	200,000	(1,393,483)	(1,193,483)	1,104,927	(70,115)	1,034,812
TA JPMorgan International Moderate Growth Initial Class	203	(9,184)	(8,981)	119	(68,242)	(68,123)

69

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)

TA JPMorgan International Moderate Growth Service Class	$209,629	$(1,600,667)	$(1,391,038)	$65,549	$(1,218,466)	$(1,152,917)
TA JPMorgan Mid Cap Value Initial Class	120,954	(130,417)	(9,463)	27,655	(238,566)	(210,911)
TA JPMorgan Tactical Allocation Initial Class	58,014	(174,372)	(116,358)	52,225	(187,121)	(134,896)
TA JPMorgan Tactical Allocation Service Class	26,724	(172,889)	(146,165)	57,394	(82,205)	(24,811)
TA Morgan Stanley Capital Growth Initial Class	221,783	(2,731,643)	(2,509,860)	8,310,635	(561,037)	7,749,598
TA Morgan Stanley Capital Growth Service Class	1,145,056	(1,928,228)	(783,172)	1,112,243	(45,930)	1,066,313
TA Multi-Managed Balanced Initial Class	179,215	(572,638)	(393,423)	20,616	(465,577)	(444,961)
TA Multi-Managed Balanced Service Class	1,093,843	(3,044,483)	(1,950,640)	676,913	(1,658,923)	(982,010)
TA PIMCO Total Return Initial Class	2,054,285	(2,728,001)	(673,716)	1,292,688	(1,564,619)	(271,931)
TA PIMCO Total Return Service Class	1,068,375	(939,093)	129,282	574,327	(757,462)	(183,135)
TA Small/Mid Cap Value Initial Class	28,763	(318,545)	(289,782)	89,701	(476,088)	(386,387)
TA T. Rowe Price Small Cap Initial Class	192,644	(482,683)	(290,039)	170,803	(399,239)	(228,436)
TA T. Rowe Price Small Cap Service Class	34,105	(367,336)	(333,231)	3,126	(86,479)	(83,353)
TA TS&W International Equity Initial Class	44,440	(82,359)	(37,919)	19,771	(162,621)	(142,850)
TA TS&W International Equity Service Class	11,160	(30,503)	(19,343)	14,280	(55,589)	(41,309)
TA WMC US Growth Initial Class	621,779	(4,034,131)	(3,412,352)	3,176,360	(3,700,693)	(524,333)
TA WMC US Growth Service Class	551,285	(1,076,721)	(525,436)	936,765	(532,224)	404,541
Wanger USA	103,418	(372,224)	(268,806)	28,081	(682,832)	(654,751)
WFVT International Equity Class 1 Shares	13,569	(72,231)	(58,662)	7,024	(112,602)	(105,578)
WFVT International Equity Class 2 Shares	8,602	(29,192)	(20,590)	2,916	(2,836)	80
WFVT Omega Growth Class 1 Shares	2,236	(196,924)	(194,688)	2,236	(169,504)	(167,268)
WFVT Omega Growth Class 2 Shares	-	(12,258)	(12,258)	-	(22,574)	(22,574)
WFVT Opportunity Class 1 Shares	11,478	(162,274)	(150,796)	1,486	(188,749)	(187,263)
WFVT Opportunity Class 2 Shares	4,468	(12,862)	(8,394)	-	(90,291)	(90,291)
WFVT Small Cap Growth Class 1 Shares	2,219	(94,475)	(92,256)	14,455	(162,290)	(147,835)
WFVT Small Cap Growth Class 2 Shares	26,383	(38,640)	(12,257)	21,382	(14,545)	6,837

70

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Global Thematic Growth Class B Shares
12/31/2020	642,848	$3.76	to	$19.90	$1,039,738	0.45%	1.05%	to	2.65%	37.64%	to	35.49%
12/31/2019	692,982	2.73	to	14.69	811,760	0.16	1.05	to	2.65	28.43	to	26.43
12/31/2018	757,232	2.13	to	11.62	666,930	-	1.05	to	2.65	(10.92)	to	(12.32)
12/31/2017	996,423	2.39	to	13.25	878,926	0.27	1.05	to	2.65	34.89	to	32.79
12/31/2016	1,105,584	1.77	to	1.13	700,099	-	1.05	to	2.00	(1.90)	to	(2.81)

AB Growth and Income Class B Shares
12/31/2020	1,111,247	2.84	to	2.58	2,594,359	1.34	0.85	to	2.95	1.61	to	(0.46)
12/31/2019	1,094,403	2.80	to	2.60	2,533,706	1.00	0.85	to	2.95	22.57	to	20.07
12/31/2018	1,256,583	2.28	to	2.16	2,385,454	0.74	0.85	to	2.95	(6.64)	to	(8.56)
12/31/2017	1,338,070	2.44	to	2.36	2,747,932	1.25	0.85	to	2.95	17.60	to	15.21
12/31/2016	1,337,705	2.08	to	1.71	2,378,007	0.82	0.85	to	1.85	10.14	to	9.06

AB Large Cap Growth Class B Shares
12/31/2020	1,030,747	5.44	to	21.44	3,107,239	-	0.85	to	2.95	34.01	to	31.28
12/31/2019	1,100,717	4.06	to	16.33	2,492,984	-	0.85	to	2.95	33.23	to	30.51
12/31/2018	1,038,987	3.04	to	12.51	1,814,808	-	0.85	to	2.95	1.46	to	(0.63)
12/31/2017	1,126,902	3.00	to	12.59	1,953,953	-	0.85	to	2.95	30.57	to	27.91
12/31/2016	1,204,310	2.30	to	1.84	1,618,568	-	0.85	to	2.00	1.49	to	0.35

BNY Mellon Stock Index Initial Shares
12/31/2020	476,795	4.05	to	3.50	1,893,906	1.58	1.25	to	2.50	16.55	to	15.13
12/31/2019	503,367	3.47	to	3.04	1,715,912	1.67	1.25	to	2.50	29.56	to	27.98
12/31/2018	606,500	2.68	to	2.38	1,594,178	1.64	1.25	to	2.50	(5.82)	to	(6.97)
12/31/2017	671,542	2.84	to	2.56	1,880,752	1.65	1.25	to	2.50	20.04	to	18.58
12/31/2016	880,652	2.37	to	2.31	2,051,854	2.02	1.25	to	1.40	10.33	to	10.17

BNY Mellon Stock Index Service Shares
12/31/2020	6,700	3.63	to	2.87	19,199	1.31	1.25	to	2.50	16.26	to	14.84
12/31/2019	7,217	3.12	to	2.50	18,009	1.45	1.25	to	2.50	29.23	to	27.65
12/31/2018	7,989	2.41	to	1.95	15,616	1.39	1.25	to	2.50	(6.04)	to	(7.19)
12/31/2017	11,132	2.57	to	2.11	23,444	1.45	1.25	to	2.50	19.72	to	18.26
12/31/2016	11,874	2.15	to	1.78	21,145	1.60	1.25	to	2.50	10.07	to	8.73

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2020	97,939	2.03	to	16.36	198,340	1.29	1.40	to	2.65	22.43	to	20.94
12/31/2019	160,241	1.65	to	13.53	265,056	1.43	1.40	to	2.65	32.50	to	30.89
12/31/2018	160,813	1.25	to	10.34	200,750	1.74	1.40	to	2.65	(5.73)	to	(6.88)
12/31/2017	161,990	1.32	to	11.10	214,509	1.12	1.40	to	2.65	13.75	to	12.37
12/31/2016	175,977	1.16	to	2.34	204,870	1.28	1.40	to	1.60	8.85	to	8.64

BNY Mellon VIF Appreciation Initial Shares
12/31/2020	512,061	4.36	to	17.82	2,233,121	0.79	1.40	to	2.65	21.98	to	20.50
12/31/2019	542,656	3.58	to	14.79	1,940,214	1.16	1.40	to	2.65	34.22	to	32.58
12/31/2018	572,941	2.67	to	11.16	1,526,328	1.25	1.40	to	2.65	(8.15)	to	(9.27)
12/31/2017	626,773	2.90	to	12.30	1,817,956	1.33	1.40	to	2.65	25.58	to	24.06
12/31/2016	733,608	2.31	to	2.15	1,694,601	1.65	1.40	to	1.60	6.42	to	6.21

BNY Mellon VIF Government Money Market
12/31/2020	1,013,958	1.09	to	0.75	1,079,879	0.22	1.25	to	2.50	(1.03)	to	(2.23)
12/31/2019	1,045,167	1.10	to	0.76	1,125,470	1.63	1.25	to	2.50	0.41	to	(0.82)
12/31/2018	855,295	1.10	to	0.77	919,678	1.25	1.25	to	2.50	0.03	to	(1.20)
12/31/2017	1,075,483	1.10	to	0.78	1,157,392	0.34	1.25	to	2.50	(0.89)	to	(2.10)
12/31/2016	1,107,626	1.11	to	0.82	1,202,111	0.01	1.25	to	2.50	(1.22)	to	(2.42)

71

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BNY Mellon VIF Growth and Income Initial Shares
12/31/2020	286,523	$3.59	to	$16.31	$1,029,826	0.77%	1.40%	to	2.65%	22.91%	to	21.42%
12/31/2019	286,292	2.92	to	13.43	837,177	1.07	1.40	to	2.65	27.34	to	25.79
12/31/2018	299,742	2.30	to	10.68	688,328	0.79	1.40	to	2.65	(6.01)	to	(7.16)
12/31/2017	365,887	2.44	to	11.50	893,936	0.74	1.40	to	2.65	18.06	to	16.63
12/31/2016	393,032	2.07	to	2.37	813,351	1.22	1.40	to	1.60	8.52	to	8.30

BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2020	555,874	2.73	to	13.02	1,522,102	0.65	1.40	to	2.65	18.24	to	16.80
12/31/2019	579,485	2.31	to	11.15	1,342,003	-	1.40	to	2.65	20.10	to	18.63
12/31/2018	666,795	1.92	to	9.40	1,289,621	-	1.40	to	2.65	(20.20)	to	(21.18)
12/31/2017	708,503	2.41	to	11.92	1,717,393	-	1.40	to	2.65	22.96	to	21.47
12/31/2016	736,416	1.96	to	2.09	1,452,136	-	1.40	to	1.60	15.46	to	15.23

Columbia - Dividend Opportunity Class 1 Shares
12/31/2020	384,921	1.88	to	12.22	759,645	-	1.05	to	2.50	0.10	to	(1.32)
12/31/2019	466,297	1.88	to	12.38	916,739	-	1.05	to	2.50	22.78	to	21.04
12/31/2018	488,730	1.53	to	10.23	790,315	-	1.05	to	2.50	(6.72)	to	(8.04)
12/31/2017	545,089	1.64	to	11.12	943,424	-	1.05	to	2.50	13.19	to	11.60
12/31/2016	707,093	1.45	to	1.37	1,011,183	-	1.05	to	2.00	12.49	to	11.45

Columbia - Income Opportunity Class 1 Shares
12/31/2020	1,025,977	1.35	to	1.21	1,354,605	4.78	1.05	to	2.50	4.80	to	3.31
12/31/2019	1,142,646	1.29	to	1.17	1,444,680	5.12	1.05	to	2.50	15.26	to	13.63
12/31/2018	1,275,642	1.12	to	1.03	1,403,501	4.91	1.05	to	2.50	(4.76)	to	(6.12)
12/31/2017	1,417,560	1.18	to	1.10	1,643,365	6.18	1.05	to	2.50	5.45	to	3.97
12/31/2016	1,702,037	1.12	to	1.06	1,877,142	10.95	1.05	to	2.50	9.78	to	8.23

Columbia - Large Cap Growth Class 1 Shares
12/31/2020	1,910,999	2.25	to	2.10	4,217,777	-	1.05	to	2.50	33.34	to	31.45
12/31/2019	2,227,860	1.68	to	1.60	3,702,606	-	1.05	to	2.50	34.49	to	32.59
12/31/2018	2,504,104	1.25	to	1.21	3,105,551	-	1.05	to	2.50	(4.94)	to	(6.30)
12/31/2016(1)	2,772,217	1.32	to	1.29	3,632,282	-	1.05	to	2.50	26.81	to	25.02

Columbia - Mid Cap Growth Class 1 Shares
12/31/2020	492,115	2.78	to	2.49	1,326,684	-	1.05	to	2.50	34.02	to	32.12
12/31/2019	574,882	2.07	to	1.89	1,161,640	-	1.05	to	2.50	33.78	to	31.88
12/31/2018	654,753	1.55	to	1.43	992,649	-	1.05	to	2.50	(5.77)	to	(7.11)
12/31/2017	690,886	1.65	to	1.54	1,119,118	-	1.05	to	2.50	21.71	to	20.00
12/31/2016	812,250	1.35	to	1.28	1,085,657	-	1.05	to	2.50	1.23	to	(0.20)

Columbia - Overseas Core Class 2 Shares
12/31/2020	1,149,888	1.32	to	1.24	1,495,377	1.45	1.05	to	2.50	7.69	to	6.17
12/31/2019	1,377,826	1.23	to	1.16	1,669,865	1.82	1.05	to	2.50	23.85	to	22.10
12/31/2018	1,563,951	0.99	to	0.95	1,534,709	2.54	1.05	to	2.50	(17.68)	to	(18.85)
12/31/2017	1,822,465	1.20	to	1.17	2,181,589	1.87	1.05	to	2.50	25.86	to	24.09
12/31/2016(1)	1,974,744	0.96	to	0.95	1,884,329	1.12	1.05	to	2.50	-	to	-

Columbia - Select Mid Cap Value Class 1 Shares
12/31/2020	125,461	2.10	to	12.41	274,450	-	1.05	to	2.50	6.36	to	4.86
12/31/2019	143,411	1.97	to	11.84	273,365	-	1.05	to	2.50	30.26	to	28.42
12/31/2018	304,570	1.51	to	9.22	450,057	-	1.05	to	2.50	(14.20)	to	(15.42)
12/31/2017	394,426	1.76	to	10.90	679,991	-	1.05	to	2.50	12.37	to	10.78
12/31/2016	442,554	1.57	to	1.49	680,758	-	1.05	to	2.00	12.96	to	11.92

Columbia - Small Cap Value Class 1 Shares
12/31/2020	266,687	4.51	to	1.35	860,898	0.62	1.05	to	2.50	7.67	to	6.14
12/31/2019	283,132	4.19	to	1.27	854,251	0.55	1.05	to	2.50	20.08	to	18.38
12/31/2018	337,875	3.49	to	1.07	876,836	0.40	1.05	to	2.50	(18.87)	to	(20.02)
12/31/2017	380,239	4.30	to	1.34	1,240,001	0.52	1.05	to	2.50	13.13	to	11.53
12/31/2016	477,194	3.80	to	2.35	1,373,554	0.65	1.05	to	2.00	31.67	to	30.44

72

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Columbia - Small Company Growth Class 1 Shares
12/31/2020	8,738	$4.49	to	$27.45	$49,961	-%	1.05%	to	2.50%	69.35%	to	66.96%
12/31/2019	8,785	2.65	to	16.44	30,196	-	1.05	to	2.50	39.23	to	37.27
12/31/2018	8,840	1.90	to	11.98	22,274	-	1.05	to	2.50	(2.78)	to	(4.16)
12/31/2017	10,172	1.96	to	12.50	25,918	-	1.05	to	2.50	27.91	to	26.11
12/31/2016	13,765	1.53	to	1.39	20,646	-	1.05	to	2.00	11.57	to	10.54

Columbia - Strategic Income Class 1 Shares
12/31/2020	355,811	2.37	to	11.29	780,640	3.57	1.05	to	2.50	5.71	to	4.21
12/31/2019	391,289	2.24	to	10.84	798,329	3.80	1.05	to	2.50	9.23	to	7.68
12/31/2018	468,394	2.05	to	10.06	870,655	3.20	1.05	to	2.50	(1.43)	to	(2.83)
12/31/2017	605,077	2.08	to	10.36	1,164,335	3.02	1.05	to	2.50	5.26	to	4.28
12/31/2016	686,834	1.98	to	1.61	1,253,677	11.15	1.05	to	2.00	8.02	to	7.02

CTIVP® - Loomis Sayles Growth Class 1 Shares
12/31/2020	1,613,885	2.27	to	2.13	3,615,329	-	1.05	to	2.50	30.56	to	28.72
12/31/2019	1,866,355	1.74	to	1.65	3,216,635	-	1.05	to	2.50	30.39	to	28.54
12/31/2018	2,077,860	1.34	to	1.29	2,753,683	-	1.05	to	2.50	(3.42)	to	(4.79)
12/31/2017	2,368,381	1.38	to	1.35	3,260,408	-	1.05	to	2.50	31.65	to	29.80
12/31/2016(1)	2,741,393	1.05	to	1.04	2,874,323	-	1.05	to	2.50	-	to	-

Davis Value
12/31/2020	1,332,711	3.70	to	2.46	3,663,319	0.70	1.05	to	2.50	10.56	to	9.00
12/31/2019	1,686,111	3.35	to	2.26	4,164,271	1.59	1.05	to	2.50	29.80	to	27.97
12/31/2018	1,814,786	2.58	to	1.76	3,459,171	0.84	1.05	to	2.50	(14.51)	to	(15.72)
12/31/2017	1,986,371	3.01	to	2.09	4,448,233	0.76	1.05	to	2.50	21.36	to	19.65
12/31/2016	2,153,334	2.48	to	1.89	3,992,964	1.27	1.05	to	2.00	10.72	to	9.69

Federated Hermes Government Money II Service Shares
12/31/2020	4,306,880	1.01	to	9.31	4,065,950	0.17	1.05	to	2.65	(0.84)	to	(2.38)
12/31/2019	3,362,394	1.02	to	9.54	3,209,828	1.62	1.05	to	2.65	0.59	to	(0.98)
12/31/2018	3,289,729	1.01	to	9.63	3,146,835	1.25	1.05	to	2.65	0.19	to	(1.38)
12/31/2017	3,229,340	1.01	to	9.77	3,093,392	0.30	1.05	to	2.65	(0.73)	to	(2.27)
12/31/2016	3,526,399	1.02	to	0.89	3,414,501	-	1.05	to	2.00	(1.03)	to	(1.96)

Federated Hermes High Income Bond II Primary Shares
12/31/2020	781,213	2.89	to	11.31	2,154,255	5.90	1.05	to	2.65	4.49	to	2.86
12/31/2019	815,281	2.77	to	10.99	2,158,062	6.14	1.05	to	2.65	13.35	to	11.59
12/31/2018	876,005	2.44	to	9.85	2,053,595	8.15	1.05	to	2.65	(4.30)	to	(5.80)
12/31/2017	953,194	2.55	to	10.46	2,376,865	6.80	1.05	to	2.65	5.83	to	4.19
12/31/2016	1,078,000	2.41	to	2.22	2,548,374	6.12	1.05	to	2.00	13.63	to	12.57

Federated Hermes Kaufmann II Primary Shares
12/31/2020	390,085	6.98	to	3.75	2,393,507	-	1.05	to	2.50	27.46	to	25.65
12/31/2019	435,250	5.48	to	2.99	2,112,262	-	1.05	to	2.50	32.43	to	30.56
12/31/2018	542,733	4.14	to	2.29	2,044,532	-	1.05	to	2.50	2.76	to	1.29
12/31/2017	597,094	4.03	to	2.26	2,288,180	-	1.05	to	2.50	27.00	to	25.21
12/31/2016	735,452	3.17	to	2.79	2,227,346	-	1.05	to	2.00	2.59	to	1.63

Federated Hermes Kaufmann II Service Shares
12/31/2020	428,890	4.90	to	20.13	2,037,342	-	1.05	to	2.50	27.15	to	25.35
12/31/2019	529,623	3.86	to	16.06	1,983,324	-	1.05	to	2.50	32.13	to	30.26
12/31/2018	668,470	2.92	to	12.33	1,897,970	-	1.05	to	2.50	2.49	to	1.03
12/31/2017	792,252	2.85	to	12.20	2,198,898	-	1.05	to	2.50	26.65	to	25.47
12/31/2016	1,041,175	2.25	to	1.99	2,285,495	-	1.05	to	2.00	2.35	to	1.39

Federated Hermes Managed Volatility II Primary Shares
12/31/2020	402,180	1.93	to	11.73	797,437	2.61	1.05	to	2.65	(0.12)	to	(1.67)
12/31/2019	454,035	1.93	to	11.93	899,649	2.09	1.05	to	2.65	18.98	to	17.12
12/31/2018	511,177	1.62	to	10.19	848,654	1.87	1.05	to	2.65	(9.45)	to	(10.87)
12/31/2017	335,675	1.78	to	11.43	642,449	3.99	1.05	to	2.65	16.89	to	15.07
12/31/2016	391,596	1.52	to	1.43	638,349	4.85	1.05	to	2.00	6.57	to	5.58

73

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Federated Hermes Managed Volatility II Service Shares
12/31/2020	326,762	$1.09	to	$10.50	$353,494	2.04%	1.05%	to	2.50%	(0.34	) %	to	(1.75	) %
12/31/2019	367,141	1.09	to	10.69	399,188	2.10	1.05	to	2.50	18.67		to	16.99
12/31/2018(1)	484,328	0.92	to	9.14	444,507	-	1.05	to	2.50	-		to	-

Federated Hermes Quality Bond II Primary Shares
12/31/2020	126,380	1.76	to	11.07	225,676	2.76	1.05	to	2.50	7.00		to	5.48
12/31/2019	153,263	1.65	to	10.49	259,100	2.91	1.05	to	2.50	8.31		to	6.77
12/31/2018	169,376	1.52	to	9.83	266,261	3.06	1.05	to	2.50	(1.63)		to	(3.03)
12/31/2017	175,203	1.55	to	10.14	281,089	3.33	1.05	to	2.50	2.96		to	2.00
12/31/2016	193,340	1.50	to	1.44	302,149	3.57	1.05	to	2.00	2.75		to	1.79

Fidelity® VIP Asset Manager Initial Class
12/31/2020	383,693	2.46	to	1.37	1,226,885	1.52	1.15	to	3.85	13.56		to	10.61
12/31/2019	398,343	2.17	to	1.24	1,123,600	1.74	1.15	to	3.85	16.90		to	13.87
12/31/2018	433,807	1.85	to	1.09	1,049,082	1.54	1.15	to	3.85	(6.43)		to	(8.88)
12/31/2017	546,928	1.98	to	1.20	1,415,744	1.83	1.15	to	3.85	12.81		to	9.89
12/31/2016	664,100	1.76	to	1.09	1,529,295	1.29	1.15	to	3.85	1.90		to	(0.74)

Fidelity® VIP Asset Manager: Growth Initial Class
12/31/2020	184,456	2.35	to	1.30	611,843	1.05	1.15	to	3.85	15.93		to	12.92
12/31/2019	212,161	2.02	to	1.15	607,887	1.48	1.15	to	3.85	21.43		to	18.27
12/31/2018	240,873	1.67	to	0.97	570,029	1.44	1.15	to	3.85	(8.70)		to	(11.09)
12/31/2017	250,910	1.83	to	1.09	651,324	1.22	1.15	to	3.85	17.38		to	14.34
12/31/2016	294,998	1.56	to	0.96	640,172	1.43	1.15	to	3.85	1.30		to	(1.33)

Fidelity® VIP Balanced Initial Class
12/31/2020	754,599	3.17	to	1.85	3,111,589	1.43	1.15	to	3.85	21.00		to	17.85
12/31/2019	876,239	2.62	to	1.57	2,990,760	1.70	1.15	to	3.85	23.09		to	19.89
12/31/2018	978,346	2.13	to	1.31	2,715,920	1.41	1.15	to	3.85	(5.32)		to	(7.79)
12/31/2017	1,027,163	2.25	to	1.42	3,018,077	1.44	1.15	to	3.85	15.11		to	12.12
12/31/2016	1,115,344	1.95	to	1.27	2,853,269	1.28	1.15	to	3.85	6.05		to	3.30

Fidelity® VIP Balanced Service Class 2
12/31/2020	156,039	3.34	to	2.64	453,094	1.27	1.25	to	2.50	20.62		to	19.15
12/31/2019	159,130	2.77	to	2.21	383,438	1.57	1.25	to	2.50	22.58		to	21.09
12/31/2018	164,931	2.26	to	1.83	324,466	1.29	1.25	to	2.50	(5.63)		to	(6.79)
12/31/2017	178,689	2.39	to	1.96	372,824	1.26	1.25	to	2.50	14.69		to	13.29
12/31/2016	205,687	2.08	to	1.73	374,753	1.20	1.25	to	2.50	5.66		to	4.38

Fidelity® VIP Contrafund® Initial Class
12/31/2020	1,163,986	5.06	to	2.82	9,313,072	0.25	1.15	to	3.85	29.08		to	25.73
12/31/2019	1,333,975	3.92	to	2.24	8,277,004	0.45	1.15	to	3.85	30.08		to	26.70
12/31/2018	1,497,484	3.01	to	1.77	7,175,807	0.70	1.15	to	3.85	(7.45)		to	(9.87)
12/31/2017	1,594,474	3.26	to	1.96	8,287,233	0.99	1.15	to	3.85	20.49		to	17.37
12/31/2016	1,728,825	2.70	to	1.67	7,473,334	0.80	1.15	to	3.85	6.78		to	4.01

Fidelity® VIP Contrafund® Service Class 2
12/31/2020	2,611,959	4.66	to	2.74	9,880,113	0.08	0.85	to	2.95	29.14		to	26.50
12/31/2019	3,168,296	3.61	to	2.17	9,447,744	0.21	0.85	to	2.95	30.17		to	27.51
12/31/2018	4,242,951	2.77	to	1.70	9,688,903	0.43	0.85	to	2.95	(7.43)		to	(9.33)
12/31/2017	4,531,716	2.99	to	1.88	11,318,946	0.76	0.85	to	2.95	20.57		to	18.11
12/31/2016	4,929,481	2.48	to	2.36	10,326,420	0.61	0.85	to	2.50	6.82		to	5.11

Fidelity® VIP Equity-Income Initial Class
12/31/2020	897,970	2.80	to	1.65	3,599,767	1.80	1.15	to	3.85	5.48		to	2.74
12/31/2019	985,169	2.65	to	1.61	3,751,895	1.96	1.15	to	3.85	25.99		to	22.72
12/31/2018	1,134,464	2.10	to	1.31	3,432,724	2.21	1.15	to	3.85	(9.34)		to	(11.71)
12/31/2017	1,268,422	2.32	to	1.49	4,217,534	1.65	1.15	to	3.85	11.61		to	8.72
12/31/2016	1,475,551	2.08	to	1.37	4,378,273	2.28	1.15	to	3.85	16.68		to	13.65

74

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Equity-Income Service Class 2
12/31/2020	2,303,115	$2.69	to	$2.05	$5,962,177	1.59%	0.85%	to	2.95%	5.54%	to	3.39%
12/31/2019	2,630,067	2.55	to	1.98	6,497,564	1.77	0.85	to	2.95	26.04	to	23.47
12/31/2018	3,118,664	2.02	to	1.60	6,143,216	2.03	0.85	to	2.95	(9.31)	to	(11.17)
12/31/2017	3,416,591	2.23	to	1.81	7,492,067	1.48	0.85	to	2.95	11.70	to	9.43
12/31/2016	3,746,760	1.99	to	1.76	7,406,496	2.13	0.85	to	2.50	16.72	to	14.85

Fidelity® VIP Government Money Market Initial Class
12/31/2020	313,256	1.16	to	0.65	380,772	0.31	1.15	to	3.85	(0.82)	to	(3.40)
12/31/2019	258,222	1.16	to	0.67	319,050	1.99	1.15	to	3.85	0.86	to	(1.77)
12/31/2018	228,502	1.15	to	0.69	279,350	1.68	1.15	to	3.85	0.49	to	(2.14)
12/31/2017	321,191	1.15	to	0.70	390,616	0.62	1.15	to	3.85	(0.47)	to	(3.05)
12/31/2016	811,354	1.15	to	0.72	1,003,845	0.20	1.15	to	3.85	(0.93)	to	(3.50)

Fidelity® VIP Government Money Market Service Class 2
12/31/2020	286,723	1.03	to	0.86	289,196	0.25	1.25	to	2.50	(1.00)	to	(2.21)
12/31/2019	304,498	1.04	to	0.88	310,624	1.77	1.25	to	2.50	0.51	to	(0.72)
12/31/2018	368,036	1.04	to	0.88	373,954	1.38	1.25	to	2.50	0.14	to	(1.09)
12/31/2017	406,043	1.03	to	0.89	414,271	0.41	1.25	to	2.50	(0.81)	to	(2.02)
12/31/2016	494,410	1.04	to	1.02	508,889	0.01	1.25	to	1.40	(1.21)	to	(1.37)

Fidelity® VIP Growth Initial Class
12/31/2020	1,141,247	4.17	to	2.19	8,095,914	0.08	1.15	to	3.85	42.26	to	38.56
12/31/2019	1,288,065	2.93	to	1.58	6,438,278	0.26	1.15	to	3.85	32.79	to	29.33
12/31/2018	1,416,050	2.21	to	1.22	5,330,203	0.24	1.15	to	3.85	(1.31)	to	(3.89)
12/31/2017	1,528,760	2.24	to	1.27	5,900,733	0.22	1.15	to	3.85	33.60	to	30.14
12/31/2016	1,737,541	1.68	to	0.98	5,012,274	0.04	1.15	to	3.85	(0.34)	to	(2.93)

Fidelity® VIP Growth Service Class 2
12/31/2020	884,798	5.19	to	22.67	3,149,653	0.04	0.85	to	2.95	42.34	to	39.44
12/31/2019	948,442	3.65	to	16.26	2,390,021	0.06	0.85	to	2.95	32.85	to	30.14
12/31/2018	1,037,750	2.74	to	12.49	1,980,350	0.04	0.85	to	2.95	(1.28)	to	(3.30)
12/31/2017	1,221,417	2.78	to	12.92	2,322,614	0.08	0.85	to	2.95	33.68	to	30.97
12/31/2016	1,353,652	2.08	to	1.56	1,951,438	-	0.85	to	2.50	(0.30)	to	(1.90)

Fidelity® VIP Growth & Income Initial Class
12/31/2020	709,886	2.78	to	1.57	2,985,573	2.07	1.15	to	3.85	6.62	to	3.85
12/31/2019	831,427	2.60	to	1.51	3,265,396	3.56	1.15	to	3.85	28.57	to	25.23
12/31/2018	977,106	2.02	to	1.21	3,009,071	0.34	1.15	to	3.85	(10.02)	to	(12.38)
12/31/2017	1,034,982	2.25	to	1.38	3,543,873	1.25	1.15	to	3.85	15.57	to	12.58
12/31/2016	1,171,599	1.95	to	1.22	3,465,529	1.67	1.15	to	3.85	14.76	to	11.79

Fidelity® VIP Growth & Income Service Class 2
12/31/2020	124,426	3.02	to	2.39	312,219	1.94	1.25	to	2.50	6.27	to	4.97
12/31/2019	132,087	2.84	to	2.27	312,059	3.41	1.25	to	2.50	28.08	to	26.52
12/31/2018	140,675	2.22	to	1.80	259,726	0.19	1.25	to	2.50	(10.32)	to	(11.42)
12/31/2017	151,783	2.47	to	2.03	312,508	1.04	1.25	to	2.50	15.18	to	13.78
12/31/2016	174,944	2.15	to	1.78	313,194	1.25	1.25	to	2.50	14.38	to	12.99

Fidelity® VIP Growth Opportunities Initial Class
12/31/2020	572,924	5.10	to	2.97	4,287,046	0.01	1.15	to	3.85	66.74	to	62.42
12/31/2019	623,329	3.06	to	1.83	2,804,704	0.15	1.15	to	3.85	39.24	to	35.62
12/31/2018	705,050	2.20	to	1.35	2,285,044	0.12	1.15	to	3.85	11.17	to	8.27
12/31/2017	722,675	1.98	to	1.24	2,112,499	0.30	1.15	to	3.85	32.99	to	29.54
12/31/2016	853,429	1.49	to	0.96	1,879,026	0.32	1.15	to	3.85	(0.80)	to	(3.37)

Fidelity® VIP Growth Opportunities Service Class
12/31/2020	358,115	7.52	to	8.58	2,595,903	0.01	1.25	to	2.50	66.42	to	64.39
12/31/2019	381,672	4.52	to	5.22	1,665,433	0.05	1.25	to	2.50	38.96	to	37.27
12/31/2018	400,659	3.25	to	3.80	1,263,257	0.12	1.25	to	2.50	10.95	to	9.59
12/31/2017	520,394	2.93	to	3.47	1,469,290	0.21	1.25	to	2.50	32.75	to	31.13
12/31/2016	556,386	2.21	to	1.95	1,186,119	0.24	1.25	to	2.00	(0.99)	to	(1.71)

75

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Growth Opportunities Service Class 2
12/31/2020	157,196	$8.63	to	$31.36	$910,039	-%	1.05%	to	2.95%	66.48%	to	63.42%
12/31/2019	156,432	5.19	to	19.19	544,312	-	1.05	to	2.95	39.03	to	36.47
12/31/2018	201,257	3.73	to	14.06	494,248	0.09	1.05	to	2.95	11.04	to	8.98
12/31/2017	216,717	3.36	to	12.90	492,640	0.10	1.05	to	2.95	32.79	to	30.34
12/31/2016	201,038	2.53	to	1.91	356,091	0.05	1.05	to	2.00	(0.97)	to	(1.89)

Fidelity® VIP High Income Initial Class
12/31/2020	452,174	1.93	to	1.14	986,326	4.96	1.15	to	3.85	1.58	to	(1.06)
12/31/2019	494,041	1.90	to	1.16	1,062,657	5.09	1.15	to	3.85	13.80	to	10.84
12/31/2018	542,895	1.67	to	1.04	1,027,113	5.36	1.15	to	3.85	(4.39)	to	(6.89)
12/31/2017	620,630	1.75	to	1.12	1,232,171	5.25	1.15	to	3.85	5.72	to	2.98
12/31/2016	655,187	1.65	to	1.09	1,232,411	5.18	1.15	to	3.85	13.31	to	10.37

Fidelity® VIP High Income Service Class
12/31/2020	285,145	2.17	to	1.17	683,206	4.82	1.25	to	2.50	1.38	to	0.15
12/31/2019	327,736	2.14	to	1.16	775,483	5.06	1.25	to	2.50	13.50	to	12.12
12/31/2018	358,634	1.88	to	1.04	750,456	5.46	1.25	to	2.50	(4.80)	to	(5.96)
12/31/2017	367,491	1.98	to	1.10	812,232	5.11	1.25	to	2.50	5.75	to	4.47
12/31/2016	423,551	1.87	to	2.12	883,813	5.23	1.25	to	2.00	12.96	to	12.14

Fidelity® VIP High Income Service Class 2
12/31/2020	178,281	2.45	to	2.02	375,085	5.03	1.05	to	2.50	1.36	to	(0.08)
12/31/2019	199,931	2.42	to	2.03	414,085	5.07	1.05	to	2.50	13.58	to	11.97
12/31/2018	217,670	2.13	to	1.81	394,573	5.39	1.05	to	2.50	(4.63)	to	(5.99)
12/31/2017	233,507	2.23	to	1.92	442,792	5.00	1.05	to	2.50	5.81	to	4.31
12/31/2016	283,246	2.11	to	1.99	509,414	5.42	1.05	to	2.50	12.99	to	11.39

Fidelity® VIP Index 500 Initial Class
12/31/2020	3,653,206	3.33	to	1.83	19,306,303	1.71	1.15	to	3.85	16.90	to	13.86
12/31/2019	4,123,013	2.85	to	1.61	18,849,710	1.94	1.15	to	3.85	29.86	to	26.48
12/31/2018	4,587,581	2.19	to	1.27	16,120,590	1.81	1.15	to	3.85	(5.58)	to	(8.05)
12/31/2017	4,983,112	2.32	to	1.38	18,953,986	1.79	1.15	to	3.85	20.33	to	17.22
12/31/2016	5,512,361	1.93	to	1.18	17,453,385	1.43	1.15	to	3.85	10.59	to	7.72

Fidelity® VIP Index 500 Service Class 2
12/31/2020	391,546	4.60	to	15.97	1,675,421	1.59	1.05	to	2.50	16.72	to	15.07
12/31/2019	419,336	3.94	to	13.88	1,510,946	1.75	1.05	to	2.50	29.66	to	27.83
12/31/2018	380,888	3.04	to	10.85	1,060,532	1.44	1.05	to	2.50	(5.73)	to	(7.07)
12/31/2017	476,735	3.23	to	11.68	1,391,821	1.59	1.05	to	2.50	20.15	to	18.45
12/31/2016	498,183	2.68	to	1.98	1,213,000	1.34	1.05	to	2.00	10.43	to	9.40

Fidelity® VIP Investment Grade Bond Initial Class
12/31/2020	2,308,297	2.35	to	1.35	5,312,162	2.23	1.15	to	3.85	8.15	to	5.34
12/31/2019	2,269,741	2.17	to	1.28	4,841,624	2.71	1.15	to	3.85	8.42	to	5.60
12/31/2018	2,524,541	2.01	to	1.21	4,917,976	2.40	1.15	to	3.85	(1.67)	to	(4.24)
12/31/2017	2,678,446	2.04	to	1.26	5,463,240	2.35	1.15	to	3.85	3.03	to	0.36
12/31/2016	3,011,066	1.98	to	1.26	6,003,346	2.11	1.15	to	3.85	3.55	to	0.87

Fidelity® VIP Investment Grade Bond Service Class 2
12/31/2020	550,770	1.75	to	1.33	1,085,174	2.01	1.05	to	2.50	8.03	to	6.50
12/31/2019	569,833	1.62	to	1.25	1,034,246	2.45	1.05	to	2.50	8.27	to	6.74
12/31/2018	596,495	1.49	to	1.17	1,014,518	1.99	1.05	to	2.50	(1.82)	to	(3.22)
12/31/2017	817,811	1.52	to	1.21	1,382,583	2.18	1.05	to	2.50	2.91	to	1.46
12/31/2016	901,512	1.48	to	1.32	1,480,632	1.96	1.05	to	2.50	3.40	to	1.94

Fidelity® VIP Mid Cap Initial Class
12/31/2020	468,960	9.17	to	4.65	3,982,775	0.65	1.15	to	3.85	16.85	to	13.81
12/31/2019	538,377	7.84	to	4.09	3,924,465	0.84	1.15	to	3.85	22.04	to	18.87
12/31/2018	624,361	6.43	to	3.44	3,706,617	0.62	1.15	to	3.85	(15.52)	to	(17.73)
12/31/2017	736,617	7.61	to	4.18	5,209,933	0.70	1.15	to	3.85	19.44	to	16.34
12/31/2016	812,244	6.37	to	3.59	4,818,525	0.51	1.15	to	3.85	10.96	to	8.08

76

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Mid Cap Service Class 2
12/31/2020	1,698,979	$4.27	to	$13.10	$7,763,743	0.40%	0.85%	to	2.95%	16.87%	to	14.49%
12/31/2019	2,033,172	3.65	to	11.45	7,920,904	0.67	0.85	to	2.95	22.13	to	19.64
12/31/2018	2,231,409	2.99	to	9.57	7,170,759	0.39	0.85	to	2.95	(15.49)	to	(17.23)
12/31/2017	2,443,209	3.54	to	11.56	9,525,228	0.49	0.85	to	2.95	19.52	to	17.09
12/31/2016	2,767,495	2.96	to	3.06	9,155,580	0.31	0.85	to	2.50	10.98	to	9.20

Fidelity® VIP Overseas Initial Class
12/31/2020	385,501	2.31	to	1.14	1,079,014	0.43	1.15	to	3.85	14.30	to	11.33
12/31/2019	446,174	2.02	to	1.02	1,093,671	1.67	1.15	to	3.85	26.31	to	23.03
12/31/2018	510,789	1.60	to	0.83	991,830	1.48	1.15	to	3.85	(15.78)	to	(17.99)
12/31/2017	577,621	1.90	to	1.01	1,332,826	1.42	1.15	to	3.85	28.81	to	25.47
12/31/2016	638,669	1.48	to	0.81	1,135,549	1.44	1.15	to	3.85	(6.14)	to	(8.57)

Fidelity® VIP Value Strategies Service Class 2
12/31/2020	780,513	2.87	to	12.52	2,385,117	1.07	0.85	to	2.95	7.11	to	4.92
12/31/2019	835,936	2.68	to	11.93	2,337,705	1.41	0.85	to	2.95	32.97	to	30.26
12/31/2018	955,625	2.01	to	9.16	2,021,834	0.72	0.85	to	2.95	(18.20)	to	(19.88)
12/31/2017	981,136	2.46	to	11.43	2,537,839	1.22	0.85	to	2.95	18.08	to	15.68
12/31/2016	1,063,835	2.08	to	2.66	2,348,506	0.91	0.85	to	2.00	8.35	to	7.13

Franklin Income Class 2 Shares
12/31/2020	167,085	1.68	to	11.10	272,189	5.68	0.85	to	2.50	(0.15)	to	(1.76)
12/31/2019	281,616	1.68	to	11.30	462,372	5.23	0.85	to	2.50	15.08	to	13.23
12/31/2018	354,743	1.46	to	9.98	507,317	4.79	0.85	to	2.50	(5.11)	to	(6.65)
12/31/2017	424,118	1.54	to	10.69	640,658	4.06	0.85	to	2.50	8.75	to	7.01
12/31/2016	451,756	1.41	to	1.35	628,472	5.10	0.85	to	1.35	13.07	to	12.51

Franklin Mutual Shares Class 2 Shares
12/31/2020	1,430,921	1.50	to	1.68	3,282,029	2.80	0.85	to	2.50	(5.84)	to	(7.36)
12/31/2019	1,696,673	1.60	to	1.81	4,047,997	1.81	0.85	to	2.50	21.54	to	19.58
12/31/2018	2,000,650	1.31	to	1.52	3,930,814	2.37	0.85	to	2.50	(9.84)	to	(11.30)
12/31/2017	2,191,032	1.46	to	1.71	4,847,679	2.23	0.85	to	2.50	7.44	to	5.71
12/31/2016	2,427,628	1.35	to	1.84	5,020,327	2.02	0.85	to	2.00	15.08	to	13.79

Franklin Rising Dividends Class 2 Shares
12/31/2020	404,714	4.43	to	1.77	1,665,475	1.25	1.05	to	2.50	14.77	to	13.14
12/31/2019	469,134	3.86	to	1.57	1,689,882	1.25	1.05	to	2.50	27.89	to	26.08
12/31/2018	487,913	3.02	to	1.24	1,393,274	1.30	1.05	to	2.50	(6.07)	to	(7.40)
12/31/2017	573,151	3.21	to	1.34	1,754,355	1.55	1.05	to	2.50	19.31	to	17.63
12/31/2016	621,975	2.69	to	2.37	1,600,132	1.38	1.05	to	2.00	14.84	to	13.77

Franklin Small Cap Value Class 2 Shares
12/31/2020	267,391	4.56	to	2.12	1,115,906	1.50	1.05	to	2.50	4.10	to	2.62
12/31/2019	295,894	4.38	to	2.07	1,187,197	1.06	1.05	to	2.50	25.03	to	23.27
12/31/2018	323,003	3.50	to	1.68	1,036,331	0.89	1.05	to	2.50	(13.79)	to	(15.01)
12/31/2017	379,925	4.06	to	1.98	1,469,971	0.52	1.05	to	2.50	9.51	to	7.96
12/31/2016	454,789	3.71	to	3.06	1,605,415	0.82	1.05	to	2.00	28.84	to	27.64

Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2020	1,405,658	6.12	to	2.73	6,514,633	-	1.05	to	2.50	53.48	to	51.31
12/31/2019	1,528,437	3.99	to	1.81	4,642,049	-	1.05	to	2.50	30.07	to	28.23
12/31/2018	1,776,014	3.06	to	1.41	4,174,657	-	1.05	to	2.50	(6.36)	to	(7.69)
12/31/2017	2,016,487	3.27	to	1.53	5,100,865	-	1.05	to	2.50	20.14	to	18.45
12/31/2016	2,190,543	2.72	to	1.86	4,650,709	-	1.05	to	2.00	3.09	to	2.13

Franklin Templeton Developing Markets Class 2 Shares
12/31/2020	231,904	4.38	to	1.14	725,043	4.16	1.05	to	2.50	15.97	to	14.32
12/31/2019	264,884	3.78	to	1.00	711,705	0.98	1.05	to	2.50	25.38	to	23.61
12/31/2018	287,064	3.01	to	0.81	607,873	0.88	1.05	to	2.50	(16.68)	to	(17.86)
12/31/2017	299,378	3.61	to	0.99	848,464	0.96	1.05	to	2.50	38.95	to	37.00
12/31/2016	309,370	2.60	to	2.06	639,434	0.80	1.05	to	2.00	16.22	to	15.15

77

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Franklin Templeton Foreign Class 2 Shares
12/31/2020	1,149,294	$1.08	to	$1.30	$1,835,791	3.36%	0.85%	to	2.50%	(1.99	) %	to	(3.57	) %
12/31/2019	1,309,467	1.10	to	1.35	2,110,596	1.73	0.85	to	2.50	11.58		to	9.78
12/31/2018	1,457,970	0.99	to	1.23	2,131,317	2.69	0.85	to	2.50	(16.16)		to	(17.52)
12/31/2017	1,668,846	1.18	to	1.49	2,956,566	2.61	0.85	to	2.50	15.71		to	13.86
12/31/2016	1,936,634	1.02	to	1.47	2,970,946	1.96	0.85	to	2.00	6.27		to	5.08

Invesco Oppenheimer V.I. Capital Appreciation Series I Shares
12/31/2020	1,975,867	5.16	to	3.27	8,801,772	-	1.25	to	2.50	34.90		to	33.26
12/31/2019	2,213,543	3.83	to	2.45	7,376,755	0.06	1.25	to	2.50	34.51		to	32.87
12/31/2018	2,486,492	2.85	to	1.85	6,145,272	0.32	1.25	to	2.50	(6.90)		to	(8.04)
12/31/2017	2,722,945	3.06	to	2.01	7,318,710	0.24	1.25	to	2.50	25.27		to	23.75
12/31/2016	3,024,336	2.44	to	1.59	6,491,622	0.41	1.25	to	2.00	(3.41)		to	(4.12)

Invesco Oppenheimer V.I. Capital Appreciation Series II Shares
12/31/2020	161,726	4.49	to	2.77	607,337	-	1.05	to	2.50	34.82		to	32.92
12/31/2019	170,741	3.33	to	2.09	479,185	-	1.05	to	2.50	34.43		to	32.53
12/31/2018	259,193	2.48	to	1.58	510,255	-	1.05	to	2.50	(6.94)		to	(8.26)
12/31/2017	290,491	2.66	to	1.72	619,846	0.01	1.05	to	2.50	25.19		to	23.43
12/31/2016	343,034	2.13	to	1.39	584,701	0.11	1.05	to	2.50	(3.44)		to	(4.80)

Invesco Oppenheimer V.I. Conservative Balanced Series I Shares
12/31/2020	609,432	2.32	to	1.41	1,257,369	2.02	1.25	to	2.50	13.44		to	12.06
12/31/2019	676,299	2.04	to	1.26	1,231,702	2.32	1.25	to	2.50	16.06		to	14.65
12/31/2018	808,504	1.76	to	1.10	1,289,938	1.93	1.25	to	2.50	(6.50)		to	(7.64)
12/31/2017	924,387	1.88	to	1.19	1,574,570	1.95	1.25	to	2.50	7.91		to	6.59
12/31/2016	972,078	1.75	to	1.28	1,527,626	2.35	1.25	to	2.00	3.96		to	3.20

Invesco Oppenheimer V.I. Conservative Balanced Series II Shares
12/31/2020	37,303	2.00	to	12.52	70,562	1.86	1.05	to	2.50	13.40		to	11.79
12/31/2019	35,256	1.76	to	11.19	58,275	2.08	1.05	to	2.50	16.00		to	14.36
12/31/2018	57,659	1.52	to	9.79	82,230	1.74	1.05	to	2.50	(6.52)		to	(7.85)
12/31/2017	64,582	1.63	to	10.62	99,141	1.73	1.05	to	2.50	7.82		to	6.30
12/31/2016	76,658	1.51	to	1.33	109,676	1.68	1.05	to	2.00	3.87		to	2.91

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II Shares
12/31/2020	14,221	14.86	to	14.72	211,012	-	1.05	to	2.50	-		to	-

Invesco Oppenheimer V.I. Global Series I Shares
12/31/2020	390,100	7.41	to	2.10	2,557,208	0.68	1.25	to	2.50	26.06		to	24.53
12/31/2019	432,190	5.88	to	1.68	2,250,996	0.91	1.25	to	2.50	30.16		to	28.57
12/31/2018	490,288	4.52	to	1.31	1,944,319	0.98	1.25	to	2.50	(14.26)		to	(15.31)
12/31/2017	487,888	5.27	to	1.55	2,526,509	0.92	1.25	to	2.50	34.98		to	33.34
12/31/2016	532,625	3.90	to	3.80	2,045,894	1.07	1.25	to	1.40	(1.15)		to	(1.30)

Invesco Oppenheimer V.I. Global Series II Shares
12/31/2020	60,718	5.66	to	3.63	243,789	0.45	1.05	to	2.50	26.01		to	24.23
12/31/2019	61,046	4.49	to	2.92	195,356	0.64	1.05	to	2.50	30.09		to	28.25
12/31/2018	61,369	3.45	to	2.28	151,639	0.70	1.05	to	2.50	(14.30)		to	(15.52)
12/31/2017	72,006	4.03	to	2.70	208,541	0.71	1.05	to	2.50	34.91		to	33.01
12/31/2016	79,745	2.98	to	2.03	171,256	0.78	1.05	to	2.50	(1.19)		to	(2.59)

Invesco Oppenheimer V.I. Global Strategic Income Series I Shares
12/31/2020	900,931	2.38	to	1.09	2,029,532	5.80	1.25	to	2.50	2.12		to	0.88
12/31/2019	961,661	2.33	to	1.08	2,114,175	3.76	1.25	to	2.50	9.44		to	8.10
12/31/2018	1,048,561	2.13	to	1.00	2,107,926	4.88	1.25	to	2.50	(5.58)		to	(6.74)
12/31/2017	1,147,082	2.26	to	1.08	2,470,401	2.28	1.25	to	2.50	4.96		to	3.69
12/31/2016	1,305,128	2.15	to	1.74	2,684,695	5.02	1.25	to	2.00	5.22		to	4.45

78

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco Oppenheimer V.I. Global Strategic Income Series II Shares
12/31/2020	377,524	$1.91	to	$1.04	$670,734	5.29%	1.05%	to	2.50%	1.92%	to	0.48%
12/31/2019	437,527	1.88	to	1.04	765,861	3.51	1.05	to	2.50	9.46	to	7.91
12/31/2018	481,190	1.71	to	0.96	764,511	4.41	1.05	to	2.50	(5.54)	to	(6.88)
12/31/2017	530,780	1.82	to	1.03	928,640	1.96	1.05	to	2.50	4.94	to	3.46
12/31/2016	564,867	1.73	to	1.63	995,706	4.55	1.05	to	2.50	5.16	to	3.68

Invesco Oppenheimer V.I. Main Street Small Cap Series II Shares
12/31/2020	13,084	5.45	to	13.65	71,081	0.38	1.05	to	2.50	18.39	to	16.72
12/31/2019	14,810	4.60	to	11.69	57,917	-	1.05	to	2.50	24.82	to	23.06
12/31/2018	17,048	3.68	to	9.50	53,534	0.06	1.05	to	2.50	(11.47)	to	(12.73)
12/31/2017	17,419	4.16	to	10.89	61,990	0.64	1.05	to	2.50	12.73	to	11.68
12/31/2016	17,729	3.69	to	2.63	56,143	0.25	1.05	to	2.00	16.45	to	15.37

Invesco Oppenheimer V.I. Main Street Series I Shares
12/31/2020	1,147,186	3.78	to	2.09	4,008,749	1.49	1.25	to	2.50	12.54	to	11.16
12/31/2019	1,242,450	3.36	to	1.88	3,855,760	1.06	1.25	to	2.50	30.45	to	28.86
12/31/2018	1,439,350	2.57	to	1.46	3,429,951	1.16	1.25	to	2.50	(9.03)	to	(10.15)
12/31/2017	1,656,145	2.83	to	1.62	4,451,745	1.25	1.25	to	2.50	15.47	to	14.07
12/31/2016	1,806,844	2.45	to	1.94	4,223,562	1.14	1.25	to	2.00	10.24	to	9.43

Invesco Oppenheimer V.I. Main Street Series II Shares
12/31/2020	183,308	3.96	to	2.65	627,332	1.10	1.05	to	2.50	12.51	to	10.92
12/31/2019	246,016	3.52	to	2.39	711,971	0.82	1.05	to	2.50	30.37	to	28.52
12/31/2018	306,952	2.70	to	1.86	660,133	0.86	1.05	to	2.50	(9.06)	to	(10.35)
12/31/2017	369,717	2.97	to	2.07	881,243	1.05	1.05	to	2.50	15.43	to	13.80
12/31/2016	425,171	2.57	to	1.82	881,869	0.86	1.05	to	2.50	10.15	to	8.59

Invesco V.I. American Franchise Series I Shares
12/31/2020	832,703	3.41	to	21.19	2,808,198	0.07	1.25	to	2.65	40.60	to	38.68
12/31/2019	890,512	2.43	to	15.28	2,138,458	-	1.25	to	2.65	35.07	to	33.23
12/31/2018	962,197	1.80	to	11.47	1,712,840	-	1.25	to	2.65	(4.82)	to	(6.13)
12/31/2017	1,112,063	1.89	to	12.22	2,082,123	0.08	1.25	to	2.65	25.78	to	24.06
12/31/2016	1,208,234	1.50	to	1.45	1,801,068	-	1.25	to	2.00	1.01	to	0.27

Invesco V.I. American Franchise Series II Shares
12/31/2020	102,683	3.46	to	2.94	339,743	-	0.85	to	2.95	40.80	to	37.93
12/31/2019	104,851	2.45	to	2.13	247,605	-	0.85	to	2.95	35.28	to	32.52
12/31/2018	117,845	1.81	to	1.61	206,786	-	0.85	to	2.95	(4.70)	to	(6.66)
12/31/2017	142,172	1.90	to	1.72	263,254	-	0.85	to	2.95	25.96	to	23.40
12/31/2016	151,519	1.51	to	1.40	223,790	-	0.85	to	2.50	1.16	to	(0.46)

Invesco V.I. Comstock Series II Shares
12/31/2020	468,663	2.59	to	11.29	1,187,878	2.21	1.05	to	2.50	(2.12)	to	(3.50)
12/31/2019	480,970	2.65	to	11.70	1,246,506	1.73	1.05	to	2.50	23.64	to	21.89
12/31/2018	532,268	2.14	to	9.60	1,116,712	1.38	1.05	to	2.50	(13.28)	to	(14.52)
12/31/2017	694,055	2.47	to	11.23	1,684,016	1.91	1.05	to	2.50	16.36	to	15.28
12/31/2016	897,881	2.12	to	1.88	1,871,633	1.24	1.05	to	2.00	15.77	to	14.70

Invesco V.I. Core Equity Series I Shares
12/31/2020	2,350,359	3.16	to	13.44	7,051,151	1.31	1.25	to	2.65	12.44	to	10.91
12/31/2019	2,784,250	2.81	to	12.12	7,431,685	0.95	1.25	to	2.65	27.37	to	25.64
12/31/2018	3,164,711	2.20	to	9.64	6,645,658	0.87	1.25	to	2.65	(10.52)	to	(11.75)
12/31/2017	3,501,973	2.46	to	10.93	8,403,388	1.02	1.25	to	2.65	11.78	to	10.26
12/31/2016	3,965,694	2.20	to	1.87	8,526,263	0.75	1.25	to	2.00	8.91	to	8.11

Invesco V.I. Core Equity Series II Shares
12/31/2020	458,625	3.44	to	1.38	1,130,533	1.09	1.05	to	2.50	12.39	to	10.80
12/31/2019	483,596	3.06	to	1.25	1,070,527	0.17	1.05	to	2.50	27.33	to	25.53
12/31/2018	504,973	2.40	to	0.99	884,629	-	1.05	to	2.50	(10.56)	to	(11.83)
12/31/2017	548,419	2.69	to	1.13	1,084,963	0.82	1.05	to	2.50	11.71	to	10.13
12/31/2016	591,615	2.41	to	1.73	1,057,692	0.49	1.05	to	2.50	8.88	to	7.34

79

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco V.I. Equity and Income Series II Shares
12/31/2020	1,209,040	$2.70	to	$11.77	$3,155,403	2.14%	1.05%	to	2.50%	8.51%	to	6.98%
12/31/2019	1,416,405	2.49	to	11.00	3,414,566	2.24	1.05	to	2.50	18.76	to	17.08
12/31/2018	1,734,478	2.10	to	9.40	3,517,467	1.94	1.05	to	2.50	(10.67)	to	(11.94)
12/31/2017	1,965,360	2.35	to	10.67	4,474,138	1.38	1.05	to	2.50	9.63	to	8.61
12/31/2016	2,291,078	2.14	to	1.41	4,770,019	1.64	1.05	to	2.00	13.65	to	12.59

Invesco V.I. Government Securities Series I Shares
12/31/2020	272,071	1.74	to	1.12	467,497	2.51	1.25	to	2.50	4.96	to	3.68
12/31/2019	248,357	1.66	to	1.08	405,983	2.41	1.25	to	2.50	4.76	to	3.49
12/31/2018	287,903	1.58	to	1.04	448,972	2.05	1.25	to	2.50	(0.69)	to	(1.91)
12/31/2017	330,532	1.59	to	1.06	520,273	2.05	1.25	to	2.50	0.70	to	(0.52)
12/31/2016	356,862	1.58	to	1.54	558,454	1.95	1.25	to	1.40	(0.02)	to	(0.17)

Invesco V.I. Government Securities Series II Shares
12/31/2020	338,623	1.43	to	1.02	457,882	2.12	1.05	to	2.50	4.87	to	3.39
12/31/2019	327,757	1.36	to	0.98	420,068	2.23	1.05	to	2.50	4.65	to	3.17
12/31/2018	327,256	1.30	to	0.95	417,027	1.91	1.05	to	2.50	(0.75)	to	(2.17)
12/31/2017	324,864	1.31	to	0.97	418,012	1.76	1.05	to	2.50	0.67	to	(0.75)
12/31/2016	387,088	1.30	to	1.13	496,688	1.78	1.05	to	2.50	(0.04)	to	(1.45)

Invesco V.I. International Growth Series I Shares
12/31/2020	200,333	2.92	to	1.49	535,246	2.35	1.25	to	2.50	12.59	to	11.21
12/31/2019	218,918	2.60	to	1.34	517,943	1.54	1.25	to	2.50	26.99	to	25.44
12/31/2018	297,319	2.04	to	1.07	555,245	1.96	1.25	to	2.50	(16.03)	to	(17.06)
12/31/2017	323,775	2.43	to	1.29	788,860	1.42	1.25	to	2.50	21.49	to	20.01
12/31/2016	381,312	2.00	to	1.95	762,218	1.39	1.25	to	2.00	(1.68)	to	(2.40)

Invesco V.I. International Growth Series II Shares
12/31/2020	19,855	3.86	to	13.79	75,021	2.20	1.05	to	2.50	12.56	to	10.97
12/31/2019	21,826	3.43	to	12.43	73,419	1.30	1.05	to	2.50	26.91	to	25.11
12/31/2018	22,156	2.70	to	9.94	58,850	1.69	1.05	to	2.50	(16.09)	to	(17.29)
12/31/2017	25,650	3.22	to	12.01	81,241	1.25	1.05	to	2.50	21.45	to	19.74
12/31/2016	27,831	2.65	to	2.34	72,628	1.09	1.05	to	2.00	(1.73)	to	(2.64)

Invesco V.I. Mid Cap Core Equity Series II Shares
12/31/2020	97,230	3.37	to	12.34	267,747	0.49	1.05	to	2.50	7.81	to	6.28
12/31/2019	106,824	3.12	to	11.61	272,146	0.22	1.05	to	2.50	23.74	to	21.99
12/31/2018	122,914	2.53	to	9.52	252,055	0.11	1.05	to	2.50	(12.52)	to	(13.77)
12/31/2017	137,389	2.89	to	11.04	321,388	0.30	1.05	to	2.50	13.46	to	11.86
12/31/2016	175,253	2.54	to	1.77	358,295	-	1.05	to	2.00	11.99	to	10.95

Invesco V.I. Value Opportunities Series II Shares
12/31/2020	166,976	1.89	to	1.66	289,832	0.09	0.85	to	2.95	4.44	to	2.31
12/31/2019	178,005	1.81	to	1.62	298,599	-	0.85	to	2.95	29.02	to	26.39
12/31/2018	233,386	1.40	to	1.28	302,407	-	0.85	to	2.95	(20.03)	to	(21.67)
12/31/2017	272,765	1.75	to	1.64	445,694	0.01	0.85	to	2.95	16.24	to	13.88
12/31/2016	359,063	1.51	to	1.31	509,132	0.07	0.85	to	2.00	16.93	to	15.62

Janus Henderson - Balanced Service Shares
12/31/2020	1,081,220	3.10	to	14.77	3,355,254	2.12	1.40	to	2.65	12.46	to	11.09
12/31/2019	1,116,682	2.76	to	13.29	3,081,499	1.62	1.40	to	2.65	20.59	to	19.12
12/31/2018	1,222,928	2.29	to	11.16	2,798,581	1.78	1.40	to	2.65	(0.96)	to	(2.18)
12/31/2017	1,259,629	2.31	to	11.41	2,910,586	1.39	1.40	to	2.65	16.51	to	15.09
12/31/2016	1,328,041	1.98	to	2.24	2,633,855	1.89	1.40	to	1.60	2.89	to	2.69

Janus Henderson - Enterprise Service Shares
12/31/2020	660,204	6.39	to	17.81	1,588,283	0.04	0.85	to	2.95	18.18	to	15.77
12/31/2019	677,468	5.40	to	15.38	1,390,405	0.05	0.85	to	2.95	34.02	to	31.28
12/31/2018	814,849	4.03	to	11.72	1,302,308	0.13	0.85	to	2.95	(1.51)	to	(3.53)
12/31/2017	879,566	4.09	to	12.15	1,435,355	0.53	0.85	to	2.95	26.02	to	23.46
12/31/2016	1,004,532	3.25	to	1.21	1,297,413	0.70	0.85	to	1.85	11.16	to	10.07

80

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Janus Henderson - Forty Service Shares
12/31/2020	58,684	$3.90	to	$22.48	$222,002	0.62%	1.25%	to	2.50%	37.32%	to	35.65%
12/31/2019	58,019	2.84	to	16.57	160,071	0.02	1.25	to	2.50	35.16	to	33.51
12/31/2018	64,386	2.10	to	12.41	131,794	1.22	1.25	to	2.50	0.46	to	(0.78)
12/31/2017	69,035	2.09	to	12.51	140,892	-	1.25	to	2.50	28.40	to	26.84
12/31/2016	73,745	1.63	to	1.59	117,400	1.00	1.25	to	1.40	0.69	to	0.54

Janus Henderson - Global Research Service Shares
12/31/2020	918,568	2.77	to	2.37	1,443,744	0.64	0.85	to	2.95	18.75	to	16.33
12/31/2019	965,909	2.33	to	2.03	1,295,661	0.86	0.85	to	2.95	27.63	to	25.03
12/31/2018	1,048,110	1.83	to	1.63	1,117,283	0.95	0.85	to	2.95	(7.87)	to	(9.76)
12/31/2017	1,234,162	1.98	to	1.80	1,431,600	0.69	0.85	to	2.95	25.62	to	23.06
12/31/2016	1,371,804	1.58	to	1.28	1,288,410	0.94	0.85	to	2.00	0.96	to	(0.17)

Janus Henderson - Mid Cap Value Service Shares
12/31/2020	38,658	2.63	to	11.09	96,945	1.03	1.70	to	2.95	(2.86)	to	(4.04)
12/31/2019	45,864	2.71	to	11.55	118,711	1.47	1.70	to	2.95	27.88	to	26.32
12/31/2018	47,235	2.12	to	9.15	95,346	0.90	1.70	to	2.95	(15.27)	to	(16.31)
12/31/2017	47,373	2.50	to	10.93	115,644	0.64	1.70	to	2.95	11.74	to	10.39
12/31/2016	48,681	2.24	to	2.18	106,528	0.88	1.70	to	1.85	16.78	to	16.61

Janus Henderson - Overseas Service Shares
12/31/2020	830,004	1.61	to	14.66	1,297,577	1.22	1.25	to	2.65	14.59	to	13.03
12/31/2019	910,863	1.40	to	12.97	1,242,848	1.80	1.25	to	2.65	25.14	to	23.44
12/31/2018	1,114,428	1.12	to	10.51	1,213,438	1.66	1.25	to	2.65	(16.19)	to	(17.34)
12/31/2017	1,176,205	1.34	to	12.71	1,529,671	1.57	1.25	to	2.65	29.19	to	27.44
12/31/2016	1,239,238	1.03	to	2.27	1,248,772	4.85	1.25	to	1.60	(7.86)	to	(8.17)

Janus Henderson - Research Service Shares
12/31/2020	448,283	2.18	to	19.72	982,262	0.35	1.25	to	2.65	30.94	to	29.16
12/31/2019	512,471	1.67	to	15.27	858,840	0.29	1.25	to	2.65	33.56	to	31.73
12/31/2018	567,088	1.25	to	11.59	757,283	0.36	1.25	to	2.65	(4.05)	to	(5.36)
12/31/2017	612,668	1.30	to	12.25	854,616	0.24	1.25	to	2.65	25.98	to	24.27
12/31/2016	663,603	1.03	to	2.19	736,413	0.39	1.25	to	1.60	(0.96)	to	(1.30)

JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2020	1,765,631	2.26	to	1.50	3,133,817	1.99	1.15	to	2.70	6.62	to	5.01
12/31/2019	2,070,595	2.12	to	1.43	3,462,786	2.42	1.15	to	2.70	6.95	to	5.33
12/31/2018	3,038,216	1.98	to	1.36	4,716,309	2.54	1.15	to	2.70	(1.09)	to	(2.60)
12/31/2017	3,963,024	2.01	to	1.39	6,329,865	2.57	1.15	to	2.70	2.40	to	0.86
12/31/2016	4,539,763	1.96	to	1.38	7,180,685	2.72	1.15	to	2.70	0.96	to	(0.56)

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2020	414,824	5.08	to	2.78	1,510,280	1.43	1.15	to	2.70	(0.77)	to	(2.27)
12/31/2019	406,945	5.11	to	2.85	1,499,452	1.55	1.15	to	2.70	25.32	to	23.43
12/31/2018	571,179	4.08	to	2.31	1,640,358	0.98	1.15	to	2.70	(12.84)	to	(14.17)
12/31/2017	729,974	4.68	to	2.69	2,470,784	0.76	1.15	to	2.70	12.47	to	10.78
12/31/2016	1,014,119	4.16	to	2.43	3,140,120	0.92	1.15	to	2.70	13.39	to	11.69

JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2020	815,874	3.54	to	2.76	2,421,768	0.78	1.15	to	2.70	23.84	to	21.97
12/31/2019	1,009,737	2.86	to	2.26	2,442,610	0.83	1.15	to	2.70	30.26	to	28.29
12/31/2018	1,392,045	2.20	to	1.77	2,601,145	0.84	1.15	to	2.70	(7.24)	to	(8.65)
12/31/2017	1,941,763	2.37	to	1.93	3,958,814	0.85	1.15	to	2.70	20.94	to	19.13
12/31/2016	2,855,642	1.96	to	1.62	4,868,152	1.03	1.15	to	2.70	9.68	to	8.03

MFS® Core Equity Initial Class
12/31/2020	25,378	1.92	to	17.01	48,500	0.73	1.25	to	2.50	17.24	to	15.81
12/31/2019	26,779	1.64	to	14.69	43,677	0.82	1.25	to	2.50	31.55	to	29.94
12/31/2018	29,835	1.24	to	11.30	37,017	0.68	1.25	to	2.50	(5.03)	to	(6.19)
12/31/2017	30,411	1.31	to	12.05	39,747	0.92	1.25	to	2.50	23.29	to	21.79
12/31/2015(1)	97,991	1.06	to	1.06	103,926	0.77	1.25	to	1.40	10.00	to	9.84

81

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

MFS® Growth Initial Class
12/31/2020	916,662	$5.94	to	$5.25	$5,252,675	-%	1.25%	to	2.50%	30.23%	to	28.64%
12/31/2019	1,030,245	4.56	to	4.08	4,541,953	-	1.25	to	2.50	36.44	to	34.78
12/31/2018	1,123,019	3.35	to	3.03	3,636,388	0.09	1.25	to	2.50	1.39	to	0.15
12/31/2017	1,261,989	3.30	to	3.02	4,071,056	0.10	1.25	to	2.50	29.79	to	28.21
12/31/2016	1,440,809	2.54	to	2.26	3,584,861	0.04	1.25	to	2.00	1.18	to	0.44

MFS® Growth Service Class
12/31/2020	223,086	7.28	to	4.25	1,383,659	-	1.05	to	2.50	30.17	to	28.33
12/31/2019	242,083	5.59	to	3.31	1,166,583	-	1.05	to	2.50	36.35	to	34.42
12/31/2018	264,114	4.10	to	2.47	942,058	-	1.05	to	2.50	1.34	to	(0.10)
12/31/2017	286,683	4.05	to	2.47	1,018,752	-	1.05	to	2.50	29.73	to	27.90
12/31/2016	303,619	3.12	to	1.93	837,027	-	1.05	to	2.50	1.12	to	(0.31)

MFS® Massachusetts Investors Growth Stock Initial Class
12/31/2020	31,531	2.17	to	19.90	68,018	0.46	1.25	to	2.50	21.01	to	19.54
12/31/2019	34,078	1.79	to	16.65	60,808	0.59	1.25	to	2.50	38.22	to	36.54
12/31/2018	38,812	1.30	to	12.20	50,157	0.58	1.25	to	2.50	(0.44)	to	(1.66)
12/31/2017	42,298	1.30	to	12.40	54,937	0.59	1.25	to	2.50	26.84	to	25.30
12/31/2015(1)	77,117	1.03	to	1.02	78,991	0.59	1.25	to	1.40	4.77	to	4.61

MFS® Massachusetts Investors Growth Stock Service Class
12/31/2020	652,057	2.16	to	19.57	1,392,846	0.22	1.05	to	2.50	20.93	to	19.22
12/31/2019	728,140	1.79	to	16.41	1,288,726	0.34	1.05	to	2.50	38.14	to	36.18
12/31/2018	914,472	1.29	to	12.05	1,173,903	0.33	1.05	to	2.50	(0.47)	to	(1.89)
12/31/2017	1,054,283	1.30	to	12.28	1,362,615	0.42	1.05	to	2.50	26.77	to	25.60
12/31/2015(1)	1,176,125	1.03	to	1.01	1,201,611	0.38	1.05	to	2.00	4.75	to	3.77

MFS® New Discovery Initial Class
12/31/2020	140,010	4.06	to	23.07	560,558	-	1.25	to	2.50	44.09	to	42.33
12/31/2019	147,880	2.82	to	16.21	411,372	-	1.25	to	2.50	39.95	to	38.25
12/31/2018	157,512	2.01	to	11.72	313,422	-	1.25	to	2.50	(2.70)	to	(3.89)
12/31/2017	179,011	2.07	to	12.20	366,541	-	1.25	to	2.50	25.10	to	23.58
12/31/2016	198,656	1.65	to	1.61	325,329	-	1.25	to	1.40	7.71	to	7.55

MFS® New Discovery Service Class
12/31/2020	92,106	5.76	to	3.34	556,712	-	0.85	to	2.95	44.36	to	41.42
12/31/2019	140,213	3.99	to	2.36	530,995	-	0.85	to	2.95	40.08	to	37.23
12/31/2018	171,095	2.85	to	1.72	452,520	-	0.85	to	2.95	(2.55)	to	(4.55)
12/31/2017	186,601	2.92	to	1.80	546,971	-	0.85	to	2.95	25.27	to	22.72
12/31/2016	210,467	2.33	to	2.51	494,270	-	0.85	to	2.00	7.88	to	6.67

MFS® Research Initial Class
12/31/2020	406,530	4.16	to	3.09	1,607,678	0.73	1.25	to	2.50	15.15	to	13.75
12/31/2019	478,532	3.61	to	2.71	1,635,246	0.77	1.25	to	2.50	31.31	to	29.70
12/31/2018	583,355	2.75	to	2.09	1,529,426	0.70	1.25	to	2.50	(5.56)	to	(6.72)
12/31/2017	617,094	2.91	to	2.24	1,749,342	1.35	1.25	to	2.50	21.85	to	20.37
12/31/2016	724,931	2.39	to	2.08	1,691,503	0.78	1.25	to	2.00	7.40	to	6.61

MFS® Research Service Class
12/31/2020	274,686	4.91	to	3.05	1,196,105	0.53	1.05	to	2.50	15.11	to	13.48
12/31/2019	309,669	4.26	to	2.68	1,179,944	0.60	1.05	to	2.50	31.23	to	29.37
12/31/2018	313,629	3.25	to	2.07	914,737	0.45	1.05	to	2.50	(5.62)	to	(6.97)
12/31/2017	348,056	3.44	to	2.23	1,086,166	1.12	1.05	to	2.50	21.79	to	20.08
12/31/2016	363,586	2.83	to	1.86	936,824	0.51	1.05	to	2.50	7.36	to	5.85

MFS® Total Return Initial Class
12/31/2020	2,367,619	3.25	to	1.79	6,909,626	2.28	1.25	to	2.50	8.46	to	7.13
12/31/2019	2,702,162	3.00	to	1.67	7,189,649	2.32	1.25	to	2.50	18.90	to	17.45
12/31/2018	3,102,415	2.52	to	1.42	6,924,382	2.14	1.25	to	2.50	(6.78)	to	(7.93)
12/31/2017	3,440,880	2.71	to	1.55	8,393,456	2.34	1.25	to	2.50	10.92	to	9.57
12/31/2016	3,705,416	2.44	to	1.73	8,165,637	2.87	1.25	to	2.00	7.75	to	6.96

82

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

MFS® Total Return Service Class
12/31/2020	1,423,025	$2.47	to	$12.30	$3,290,810	2.06%	0.85%	to	2.95%	8.59%	to	6.38%
12/31/2019	1,675,188	2.28	to	11.56	3,601,713	2.13	0.85	to	2.95	19.10	to	16.68
12/31/2018	1,843,183	1.91	to	9.91	3,356,042	1.83	0.85	to	2.95	(6.67)	to	(8.58)
12/31/2017	2,304,749	2.05	to	10.84	4,537,704	2.11	0.85	to	2.95	11.08	to	8.82
12/31/2016	2,722,895	1.85	to	1.62	4,862,493	2.66	0.85	to	2.50	7.90	to	6.17

MFS® Total Return Bond Initial Class
12/31/2020	82,275	2.28	to	11.25	183,706	3.48	1.25	to	2.50	7.13	to	5.82
12/31/2019	86,808	2.13	to	10.63	181,157	3.37	1.25	to	2.50	8.85	to	7.52
12/31/2018	94,397	1.96	to	9.89	181,244	3.24	1.25	to	2.50	(2.31)	to	(3.51)
12/31/2017	99,720	2.01	to	10.25	196,187	3.39	1.25	to	2.50	3.17	to	1.92
12/31/2016	145,481	1.94	to	1.90	277,736	3.30	1.25	to	1.40	2.95	to	2.80

MFS® Total Return Bond Service Class
12/31/2020	782,390	1.74	to	11.06	1,327,192	3.18	1.05	to	2.50	7.05	to	5.54
12/31/2019	904,420	1.63	to	10.48	1,435,077	3.13	1.05	to	2.50	8.78	to	7.24
12/31/2018	1,153,896	1.50	to	9.77	1,683,339	2.99	1.05	to	2.50	(2.36)	to	(3.75)
12/31/2017	1,294,132	1.53	to	10.15	1,939,094	3.15	1.05	to	2.50	3.10	to	2.15
12/31/2016	1,350,397	1.49	to	1.32	1,967,662	3.25	1.05	to	2.00	2.93	to	1.98

MFS® Utilities Initial Class
12/31/2020	1,007,675	5.41	to	2.63	5,228,628	2.47	1.25	to	2.50	4.59	to	3.32
12/31/2019	1,178,897	5.17	to	2.54	5,863,795	4.00	1.25	to	2.50	23.52	to	22.02
12/31/2018	1,280,160	4.19	to	2.08	5,162,318	1.10	1.25	to	2.50	(0.20)	to	(1.42)
12/31/2017	1,425,343	4.20	to	2.11	5,809,208	4.24	1.25	to	2.50	13.42	to	12.04
12/31/2016	1,595,927	3.70	to	3.26	5,770,316	3.82	1.25	to	2.00	10.10	to	9.29

MFS® Utilities Service Class
12/31/2020	184,273	5.75	to	3.50	1,055,479	2.21	1.05	to	2.50	4.52	to	3.04
12/31/2019	203,804	5.51	to	3.39	1,124,306	3.60	1.05	to	2.50	23.50	to	21.76
12/31/2018	247,068	4.46	to	2.79	1,056,876	0.83	1.05	to	2.50	(0.24)	to	(1.66)
12/31/2017	282,620	4.47	to	2.83	1,212,490	4.10	1.05	to	2.50	13.31	to	11.71
12/31/2016	307,462	3.94	to	2.54	1,166,022	3.66	1.05	to	2.50	10.08	to	8.53

MS VIF Global Franchise Class II Shares
12/31/2020	224,102	4.65	to	16.39	1,009,103	0.86	1.05	to	2.50	12.03	to	10.45
12/31/2019	275,945	4.15	to	14.84	1,110,918	0.92	1.05	to	2.50	28.18	to	26.37
12/31/2018	339,310	3.24	to	11.74	1,067,553	1.05	1.05	to	2.50	(2.80)	to	(4.18)
12/31/2017	409,848	3.33	to	12.25	1,329,915	1.26	1.05	to	2.50	24.45	to	23.29
12/31/2016	520,645	2.68	to	2.37	1,359,751	1.43	1.05	to	2.00	4.33	to	3.36

Putnam VT Diversified Income Class IB Shares
12/31/2020	162,976	1.93	to	1.02	306,505	7.63	1.05	to	2.50	(1.93)	to	(3.32)
12/31/2019	200,755	1.97	to	1.05	392,020	3.29	1.05	to	2.50	10.07	to	8.52
12/31/2018	190,455	1.79	to	0.97	358,047	4.34	1.05	to	2.50	(2.02)	to	(3.41)
12/31/2017	177,590	1.82	to	1.00	341,116	5.62	1.05	to	2.50	6.01	to	4.52
12/31/2016	184,353	1.72	to	1.70	335,828	7.31	1.05	to	2.00	4.33	to	3.36

Putnam VT Equity Income Class IB Shares
12/31/2020	820,265	4.04	to	2.15	3,129,277	1.71	1.05	to	2.50	4.70	to	3.22
12/31/2019	961,811	3.86	to	2.09	3,517,236	2.03	1.05	to	2.50	29.05	to	27.22
12/31/2018	1,077,530	2.99	to	1.64	3,058,949	0.71	1.05	to	2.50	(9.44)	to	(10.73)
12/31/2017	1,162,820	3.30	to	1.84	3,722,342	1.21	1.05	to	2.50	17.54	to	15.88
12/31/2016	808,595	2.81	to	2.61	2,208,978	1.88	1.05	to	2.00	12.47	to	11.42

Putnam VT George Putnam Balanced Class IB Shares
12/31/2020	328,927	2.57	to	1.58	800,278	1.14	1.05	to	2.50	14.21	to	12.59
12/31/2019	341,925	2.25	to	1.40	731,717	1.38	1.05	to	2.50	22.72	to	20.98
12/31/2018	358,738	1.83	to	1.16	628,043	0.70	1.05	to	2.50	(4.15)	to	(5.52)
12/31/2017	408,401	1.91	to	1.23	748,573	1.55	1.05	to	2.50	13.89	to	12.29
12/31/2016	433,539	1.68	to	1.50	700,609	1.80	1.05	to	2.00	6.89	to	5.90

83

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Putnam VT Global Equity Class IB Shares
12/31/2020	414,677	$3.22	to	$2.06	$913,062	0.16%	1.05%	to	2.50%	8.92%	to	7.38%
12/31/2019	591,230	2.96	to	1.92	1,297,460	-	1.05	to	2.50	25.28	to	23.51
12/31/2018	624,401	2.36	to	1.55	1,097,574	0.33	1.05	to	2.50	(13.35)	to	(14.58)
12/31/2017	698,920	2.72	to	1.82	1,416,291	1.38	1.05	to	2.50	27.05	to	25.26
12/31/2016	760,868	2.14	to	1.59	1,218,041	1.08	1.05	to	2.00	0.03	to	(0.90)

Putnam VT Global Health Care Class IB Shares
12/31/2020	46,699	4.47	to	1.64	191,253	0.48	1.05	to	2.50	15.07	to	13.44
12/31/2019	45,999	3.88	to	1.45	162,801	-	1.05	to	2.50	28.94	to	27.11
12/31/2018	49,916	3.01	to	1.14	137,355	0.94	1.05	to	2.50	(1.63)	to	(3.03)
12/31/2017	70,336	3.06	to	1.18	215,629	0.52	1.05	to	2.50	14.10	to	12.49
12/31/2016	72,933	2.68	to	2.60	196,828	-	1.05	to	2.00	(12.27)	to	(13.09)

Putnam VT Government Money Market Class IB Shares
12/31/2020	2,111,326	1.00	to	0.78	2,071,423	0.19	1.05	to	2.50	(0.85)	to	(2.26)
12/31/2019	1,680,950	1.01	to	0.80	1,657,976	1.55	1.05	to	2.50	0.50	to	(0.92)
12/31/2018	1,771,267	1.00	to	0.81	1,730,844	1.16	1.05	to	2.50	0.12	to	(1.30)
12/31/2017	2,124,927	1.00	to	0.82	2,128,229	0.24	1.05	to	2.50	(0.80)	to	(2.19)
12/31/2016	2,583,427	1.01	to	0.88	2,612,808	0.01	1.05	to	2.00	(1.03)	to	(1.95)

Putnam VT Growth Opportunities Class IB Shares
12/31/2020	362,325	5.74	to	4.44	1,045,091	0.04	1.05	to	2.50	37.27	to	35.33
12/31/2019	392,669	4.18	to	3.28	819,123	0.14	1.05	to	2.50	35.32	to	33.41
12/31/2018	504,604	3.09	to	2.46	740,684	-	1.05	to	2.50	1.31	to	(0.13)
12/31/2017	583,528	3.05	to	2.46	788,201	0.10	1.05	to	2.50	29.55	to	27.72
12/31/2016	685,369	2.35	to	1.74	701,373	0.50	1.05	to	2.00	5.41	to	4.43

Putnam VT Income Class IB Shares
12/31/2020	93,733	2.14	to	11.33	199,279	4.88	1.25	to	2.50	4.42	to	3.15
12/31/2019	104,796	2.05	to	10.99	212,922	3.14	1.25	to	2.50	10.51	to	9.16
12/31/2018	105,243	1.85	to	10.06	193,557	2.90	1.25	to	2.50	(1.04)	to	(2.26)
12/31/2017	95,271	1.87	to	10.30	177,468	4.30	1.25	to	2.50	4.29	to	4.14
12/31/2016	94,716	1.80	to	1.75	169,242	4.44	1.25	to	1.40	0.74	to	0.59

Putnam VT International Equity Class IB Shares
12/31/2020	72,503	2.50	to	12.80	125,848	1.61	1.05	to	2.50	10.93	to	9.36
12/31/2019	73,925	2.26	to	11.70	116,067	1.35	1.05	to	2.50	23.85	to	22.10
12/31/2018	81,291	1.82	to	9.58	103,908	1.56	1.05	to	2.50	(19.96)	to	(21.10)
12/31/2017	104,711	2.28	to	12.15	170,695	2.21	1.05	to	2.50	25.27	to	23.50
12/31/2016	115,625	1.82	to	1.29	150,609	3.60	1.05	to	2.00	(3.46)	to	(4.36)

Putnam VT Multi-Cap Core Class IB Shares
12/31/2020	1,203	4.21	to	15.62	2,887	1.00	1.05	to	2.50	16.11	to	14.46
12/31/2019	1,391	3.63	to	13.65	2,960	0.81	1.05	to	2.50	30.26	to	28.42
12/31/2018	28,253	2.79	to	10.63	54,506	1.09	1.05	to	2.50	(8.60)	to	(9.90)
12/31/2017	32,292	3.05	to	11.79	67,297	1.09	1.05	to	2.50	21.58	to	20.46
12/31/2016	34,983	2.51	to	1.85	59,701	1.30	1.05	to	2.00	10.89	to	9.86

Putnam VT Research Class IB Shares
12/31/2020	42,955	4.42	to	16.82	145,533	0.57	1.05	to	2.50	18.67	to	16.99
12/31/2019	43,110	3.72	to	14.38	123,628	1.11	1.05	to	2.50	31.85	to	29.99
12/31/2018	43,274	2.82	to	11.06	94,539	-	1.05	to	2.50	(5.71)	to	(7.05)
12/31/2017	43,436	2.99	to	11.90	101,085	0.63	1.05	to	2.50	22.07	to	20.35
12/31/2016	43,610	2.45	to	1.78	83,512	1.50	1.05	to	2.00	8.94	to	7.93

Putnam VT Sustainable Leaders Class IB Shares
12/31/2020	1,723	5.70	to	19.97	9,803	0.38	1.25	to	2.50	27.16	to	25.61
12/31/2019	1,694	4.49	to	15.90	7,582	0.43	1.25	to	2.50	34.67	to	33.03
12/31/2018	1,815	3.33	to	11.95	6,032	-	1.25	to	2.50	(2.75)	to	(3.94)
12/31/2017	1,955	3.42	to	12.44	6,685	0.60	1.25	to	2.50	27.63	to	26.08
12/31/2016	2,091	2.68	to	2.65	5,605	1.20	1.25	to	1.40	6.46	to	6.30

84

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Rational Insider Buying VA
12/31/2020	425,381	$3.46	to	$13.80	$1,437,295	-%	1.05%	to	2.50%	12.95%	to	11.35%
12/31/2019	478,544	3.07	to	12.39	1,432,183	-	1.05	to	2.50	22.71	to	20.98
12/31/2018	570,342	2.50	to	10.24	1,390,502	0.65	1.05	to	2.50	(8.15)	to	(9.46)
12/31/2017	702,677	2.72	to	11.31	1,870,087	0.55	1.05	to	2.50	16.30	to	15.22
12/31/2016	859,747	2.34	to	2.08	1,969,120	0.61	1.05	to	2.00	9.85	to	8.83

Rational Trend Aggregation VA
12/31/2020	995,423	1.82	to	9.15	1,769,971	0.64	1.05	to	2.50	0.15	to	(1.27)
12/31/2019	1,056,458	1.82	to	9.27	1,877,510	2.66	1.05	to	2.50	6.18	to	4.68
12/31/2018	1,229,627	1.71	to	8.86	2,058,729	3.73	1.05	to	2.50	(5.57)	to	(6.91)
12/31/2017	1,508,593	1.81	to	9.51	2,681,604	3.16	1.05	to	2.50	(2.61)	to	(3.51)
12/31/2016	1,783,257	1.86	to	1.65	3,252,753	4.56	1.05	to	2.00	5.86	to	4.88

TA Aegon High Yield Bond Initial Class
12/31/2020	1,973,050	2.70	to	2.28	4,811,452	6.24	1.05	to	2.95	3.95	to	2.03
12/31/2019	2,122,976	2.60	to	2.23	5,026,210	6.29	1.05	to	2.95	13.03	to	10.94
12/31/2018	2,476,092	2.30	to	2.01	5,191,186	6.28	1.05	to	2.95	(3.37)	to	(5.16)
12/31/2017	2,580,955	2.38	to	2.12	5,730,808	5.83	1.05	to	2.95	6.33	to	4.37
12/31/2016	2,733,629	2.24	to	2.07	5,734,299	6.01	1.05	to	2.00	14.15	to	13.09

TA Aegon High Yield Bond Service Class
12/31/2020	171,168	2.46	to	11.32	383,328	6.66	0.85	to	2.50	3.80	to	2.12
12/31/2019	273,580	2.37	to	11.09	575,814	4.86	0.85	to	2.50	13.01	to	11.19
12/31/2018	463,766	2.09	to	9.97	898,359	5.65	0.85	to	2.50	(3.53)	to	(5.09)
12/31/2017	600,380	2.17	to	10.51	1,207,319	5.49	0.85	to	2.50	6.31	to	4.60
12/31/2016	659,448	2.04	to	1.72	1,254,901	5.63	0.85	to	1.35	14.04	to	13.47

TA Aegon Sustainable Equity Income Initial Class
12/31/2020	5,777,505	3.16	to	1.94	12,725,115	3.01	1.05	to	2.95	(8.32)	to	(10.01)
12/31/2019	6,285,094	3.44	to	2.15	15,179,165	2.47	1.05	to	2.95	22.62	to	20.36
12/31/2018	7,238,564	2.81	to	1.79	14,330,551	2.14	1.05	to	2.95	(12.43)	to	(14.05)
12/31/2017	7,845,497	3.21	to	2.08	18,215,383	2.35	1.05	to	2.95	15.22	to	13.10
12/31/2016	8,888,952	2.78	to	1.79	18,044,118	2.18	1.05	to	2.00	13.72	to	12.67

TA Aegon Sustainable Equity Income Service Class
12/31/2020	1,150,006	2.51	to	1.79	2,460,092	2.80	0.85	to	2.50	(8.37)	to	(9.84)
12/31/2019	1,154,764	2.74	to	1.99	2,695,386	2.18	0.85	to	2.50	22.53	to	20.56
12/31/2018	1,399,703	2.24	to	1.65	2,660,624	1.90	0.85	to	2.50	(12.43)	to	(13.85)
12/31/2017	1,541,811	2.56	to	1.91	3,375,438	2.15	0.85	to	2.50	15.15	to	13.30
12/31/2016	1,683,012	2.22	to	1.76	3,215,204	1.93	0.85	to	2.00	13.63	to	12.35

TA Aegon U.S. Government Securities Initial Class
12/31/2020	1,714,254	1.58	to	1.31	2,741,302	1.62	1.05	to	2.95	7.84	to	5.85
12/31/2019	1,799,041	1.47	to	1.24	2,706,298	2.06	1.05	to	2.95	5.49	to	3.55
12/31/2018	1,669,328	1.39	to	1.20	2,387,684	3.12	1.05	to	2.95	(0.79)	to	(2.63)
12/31/2017	1,710,600	1.40	to	1.23	2,503,216	3.90	1.05	to	2.95	1.59	to	(0.28)
12/31/2016	1,504,611	1.38	to	1.25	2,178,470	0.56	1.05	to	2.00	(0.74)	to	(1.66)

TA Aegon U.S. Government Securities Service Class
12/31/2020	1,787,431	1.58	to	10.72	2,685,101	1.47	0.85	to	2.50	7.75	to	6.01
12/31/2019	1,755,706	1.46	to	10.11	2,423,770	1.59	0.85	to	2.50	5.45	to	3.75
12/31/2018	3,053,230	1.39	to	9.75	3,995,462	2.38	0.85	to	2.50	(0.83)	to	(2.44)
12/31/2017	2,721,264	1.40	to	9.99	3,607,165	2.80	0.85	to	2.50	1.50	to	(0.13)
12/31/2016	4,692,078	1.38	to	1.18	6,151,738	0.39	0.85	to	2.00	(0.70)	to	(1.82)

TA BlackRock Global Real Estate Securities Initial Class
12/31/2020	200,925	3.30	to	2.19	589,117	12.01	1.05	to	2.95	(1.35)	to	(3.17)
12/31/2019	350,171	3.35	to	2.26	990,588	0.90	1.05	to	2.95	23.89	to	21.60
12/31/2018	370,902	2.70	to	1.86	841,617	8.70	1.05	to	2.95	(11.03)	to	(12.68)
12/31/2017	357,549	3.04	to	2.13	968,666	3.50	1.05	to	2.95	10.17	to	8.14
12/31/2016	423,134	2.76	to	2.42	1,050,267	1.75	1.05	to	2.00	(0.42)	to	(1.34)

85

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock Global Real Estate Securities Service Class
12/31/2020	140,859	$2.66	to	$11.38	$312,815	12.59%	0.85%	to	2.50%	(1.35	) %	to	(2.94	) %
12/31/2019	213,862	2.69	to	11.72	498,396	0.59	0.85	to	2.50	23.83		to	21.84
12/31/2018	253,326	2.17	to	9.62	461,550	8.08	0.85	to	2.50	(11.09)		to	(12.53)
12/31/2017	258,177	2.45	to	11.00	528,582	3.26	0.85	to	2.50	10.08		to	8.31
12/31/2016	266,582	2.22	to	1.22	499,515	1.44	0.85	to	1.35	(0.43)		to	(0.92)

TA BlackRock Government Money Market Initial Class
12/31/2020	9,082,682	1.02	to	0.74	7,827,574	0.28	1.05	to	2.95	(0.75)		to	(2.59)
12/31/2019	9,532,566	1.03	to	0.76	8,363,328	1.97	1.05	to	2.95	0.91		to	(0.95)
12/31/2018	12,831,242	1.02	to	0.77	11,286,430	1.75	1.05	to	2.95	0.74		to	(1.13)
12/31/2017	14,845,615	1.01	to	0.78	13,034,347	0.01	1.05	to	2.95	(1.03)		to	(2.85)
12/31/2016	16,078,656	1.02	to	0.84	14,554,300	0.01	1.05	to	2.70	(1.03)		to	(2.62)

TA BlackRock Government Money Market Service Class
12/31/2020	3,357,936	1.03	to	9.31	3,331,441	0.22	0.85	to	2.50	(0.60)		to	(2.20)
12/31/2019	2,828,425	1.04	to	9.52	2,812,254	1.71	0.85	to	2.50	0.86		to	(0.76)
12/31/2018	4,454,487	1.03	to	9.59	4,412,482	0.84	0.85	to	2.50	(0.02)		to	(1.63)
12/31/2017	3,888,727	1.03	to	9.75	3,845,804	0.01	0.85	to	2.50	(0.84)		to	(2.43)
12/31/2016	5,670,500	1.04	to	0.90	5,672,510	0.01	0.85	to	2.00	(0.84)		to	(1.95)

TA BlackRock iShares Edge 40 Initial Class
12/31/2020	953,292	2.26	to	11.86	1,887,696	2.42	1.05	to	2.95	8.51		to	6.51
12/31/2019	1,021,835	2.08	to	11.13	1,815,000	2.17	1.05	to	2.95	14.11		to	12.00
12/31/2018	1,244,835	1.83	to	9.94	1,944,410	1.92	1.05	to	2.95	(5.14)		to	(6.90)
12/31/2017	1,272,180	1.92	to	10.68	2,159,477	1.78	1.05	to	2.95	8.61		to	6.61
12/31/2016	1,376,748	1.77	to	1.56	2,175,169	1.46	1.05	to	2.00	1.16		to	0.22

TA BlackRock iShares Edge 40 Service Class
12/31/2020	241,676	1.91	to	11.87	415,523	2.10	0.85	to	2.50	8.53		to	6.78
12/31/2019	291,469	1.76	to	11.12	464,830	1.94	0.85	to	2.50	14.13		to	12.30
12/31/2018	446,997	1.54	to	9.90	609,247	1.65	0.85	to	2.50	(5.24)		to	(6.77)
12/31/2017	511,619	1.62	to	10.62	744,089	1.50	0.85	to	2.50	8.60		to	6.86
12/31/2016	561,410	1.50	to	1.26	750,850	1.21	0.85	to	2.00	1.13		to	(0.01)

TA International Growth Initial Class
12/31/2020	1,010,622	1.93	to	1.81	1,913,879	2.24	1.70	to	2.95	18.88		to	17.43
12/31/2019	1,137,270	1.63	to	1.54	1,812,264	1.64	1.70	to	2.95	25.55		to	24.02
12/31/2018	1,236,775	1.29	to	1.24	1,572,631	1.29	1.70	to	2.95	(19.09)		to	(20.08)
12/31/2017	1,198,224	1.60	to	1.56	1,890,693	1.36	1.70	to	2.95	25.12		to	23.61
12/31/2016	985,594	1.28	to	1.25	1,244,822	1.54	1.70	to	1.85	(1.59)		to	(1.73)

TA International Growth Service Class
12/31/2020	363,699	2.69	to	14.55	919,107	2.09	0.85	to	2.50	19.57		to	17.64
12/31/2019	371,335	2.25	to	12.37	785,398	1.39	0.85	to	2.50	26.33		to	24.30
12/31/2018	377,138	1.78	to	9.95	632,362	0.97	0.85	to	2.50	(18.65)		to	(19.96)
12/31/2017	398,876	2.19	to	12.43	820,738	1.22	0.85	to	2.50	25.92		to	23.90
12/31/2016	359,462	1.74	to	1.15	579,635	1.35	0.85	to	1.35	(0.97)		to	(1.46)

TA Janus Mid-Cap Growth Initial Class
12/31/2020	2,512,947	4.91	to	2.26	10,177,125	0.23	1.05	to	2.95	17.96		to	15.79
12/31/2019	2,761,512	4.16	to	1.95	9,574,660	0.07	1.05	to	2.95	35.29		to	32.79
12/31/2018	3,089,091	3.07	to	1.47	7,819,531	0.06	1.05	to	2.95	(2.25)		to	(4.06)
12/31/2017	3,350,092	3.15	to	1.53	8,687,933	0.10	1.05	to	2.95	27.67		to	25.32
12/31/2016	3,452,828	2.46	to	1.25	7,081,001	-	1.05	to	2.70	(3.06)		to	(4.61)

TA Janus Mid-Cap Growth Service Class
12/31/2020	192,563	4.12	to	18.31	735,410	0.03	0.85	to	2.50	17.93		to	16.03
12/31/2019	471,958	3.50	to	15.78	1,600,951	-	0.85	to	2.50	35.18		to	33.00
12/31/2018	492,964	2.59	to	11.86	1,235,315	-	0.85	to	2.50	(2.29)		to	(3.87)
12/31/2017	505,788	2.65	to	12.34	1,297,992	-	0.85	to	2.50	27.66		to	25.61
12/31/2016	527,157	2.07	to	1.75	1,058,363	-	0.85	to	2.00	(3.12)		to	(4.21)

86

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2020	6,807,696	$2.45	to	$1.75	$13,847,391	2.54%	1.05%	to	2.95%	10.31%	to	8.28%
12/31/2019	6,947,217	2.22	to	1.61	12,862,402	2.70	1.05	to	2.95	12.72	to	10.64
12/31/2018	6,823,976	1.97	to	1.46	11,233,236	1.79	1.05	to	2.95	(4.98)	to	(6.75)
12/31/2017	7,051,121	2.07	to	1.56	12,466,110	2.06	1.05	to	2.95	11.64	to	9.59
12/31/2016	7,731,692	1.85	to	1.31	12,490,049	2.01	1.05	to	2.00	3.54	to	2.58

TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2020	13,272,314	2.06	to	1.30	26,165,763	2.28	0.85	to	2.50	10.31	to	8.53
12/31/2019	15,482,854	1.87	to	1.20	27,673,263	2.34	0.85	to	2.50	12.59	to	10.78
12/31/2018	17,555,739	1.66	to	1.08	27,956,854	1.56	0.85	to	2.50	(5.09)	to	(6.63)
12/31/2017	18,809,621	1.75	to	1.16	31,594,128	1.85	0.85	to	2.50	11.62	to	9.83
12/31/2016	21,703,258	1.57	to	1.58	32,701,320	1.76	0.85	to	2.00	3.43	to	2.26

TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2020	4,036,798	3.82	to	1.80	12,013,012	1.70	1.05	to	2.95	23.44	to	21.17
12/31/2019	4,270,310	3.10	to	1.49	10,365,751	1.72	1.05	to	2.95	24.74	to	22.44
12/31/2018	4,681,763	2.48	to	1.22	9,106,848	1.78	1.05	to	2.95	(11.33)	to	(12.98)
12/31/2017	5,666,717	2.80	to	1.40	12,574,447	1.41	1.05	to	2.95	23.34	to	21.07
12/31/2016	7,409,950	2.27	to	1.37	13,363,128	2.22	1.05	to	2.00	4.98	to	4.00

TA JPMorgan Asset Allocation - Growth Service Class
12/31/2020	3,749,342	2.99	to	2.05	11,212,097	1.46	0.85	to	2.50	23.31	to	21.33
12/31/2019	4,026,466	2.42	to	1.69	9,889,068	1.38	0.85	to	2.50	24.80	to	22.79
12/31/2018	4,449,644	1.94	to	1.38	8,797,259	1.62	0.85	to	2.50	(11.46)	to	(12.90)
12/31/2017	5,660,699	2.19	to	1.58	13,095,287	1.28	0.85	to	2.50	23.33	to	21.35
12/31/2016	5,782,639	1.78	to	1.93	11,125,898	1.90	0.85	to	2.00	4.93	to	3.75

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2020	11,836,483	2.83	to	2.00	27,296,763	2.20	1.05	to	2.95	11.43	to	9.38
12/31/2019	12,507,796	2.54	to	1.83	26,236,573	2.16	1.05	to	2.95	15.21	to	13.08
12/31/2018	13,912,383	2.21	to	1.62	25,512,513	1.74	1.05	to	2.95	(6.12)	to	(7.86)
12/31/2017	15,277,909	2.35	to	1.76	30,224,617	1.86	1.05	to	2.95	15.26	to	13.14
12/31/2016	16,726,354	2.04	to	1.61	28,951,262	2.20	1.05	to	2.00	4.47	to	3.50

TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2020	25,442,403	2.34	to	1.86	58,757,689	1.96	0.85	to	2.50	11.33	to	9.54
12/31/2019	29,328,883	2.10	to	1.70	60,943,292	1.94	0.85	to	2.50	15.20	to	13.34
12/31/2018	36,245,529	1.83	to	1.50	65,516,184	1.51	0.85	to	2.50	(6.15)	to	(7.67)
12/31/2017	43,621,813	1.95	to	1.62	84,995,128	1.64	0.85	to	2.50	15.14	to	13.30
12/31/2016	49,655,162	1.69	to	1.73	84,604,656	1.94	0.85	to	2.00	4.37	to	3.20

TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2020	13,791,218	3.20	to	1.52	34,859,225	2.06	1.05	to	2.95	13.87	to	11.77
12/31/2019	14,440,197	2.81	to	1.36	32,478,136	2.17	1.05	to	2.95	18.76	to	16.57
12/31/2018	16,767,286	2.37	to	1.17	31,888,823	1.85	1.05	to	2.95	(8.04)	to	(9.75)
12/31/2017	18,684,659	2.58	to	1.29	39,192,965	1.72	1.05	to	2.95	18.53	to	16.35
12/31/2016	20,810,208	2.17	to	1.39	37,127,858	2.02	1.05	to	2.00	5.44	to	4.46

TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2020	53,258,158	2.59	to	2.17	128,439,957	1.78	0.85	to	2.50	13.70	to	11.87
12/31/2019	62,555,379	2.28	to	1.94	132,966,729	1.93	0.85	to	2.50	18.78	to	16.87
12/31/2018	71,230,581	1.92	to	1.66	128,478,212	1.63	0.85	to	2.50	(8.11)	to	(9.59)
12/31/2017	80,533,159	2.09	to	1.84	159,125,161	1.50	0.85	to	2.50	18.49	to	16.59
12/31/2016	89,089,781	1.76	to	1.85	149,598,570	1.75	0.85	to	2.00	5.36	to	4.18

TA JPMorgan Core Bond Initial Class
12/31/2020	1,175,191	1.84	to	1.05	2,048,897	3.73	1.05	to	2.70	6.35	to	4.64
12/31/2019	1,242,047	1.73	to	1.00	2,054,038	2.68	1.05	to	2.70	7.40	to	5.67
12/31/2018	1,385,196	1.61	to	0.95	2,115,726	3.33	1.05	to	2.70	(0.97)	to	(2.56)
12/31/2017	1,582,651	1.62	to	0.97	2,459,908	3.07	1.05	to	2.70	2.59	to	1.14
12/31/2016	1,216,780	1.58	to	1.50	1,990,728	2.12	1.05	to	2.00	1.33	to	0.39

87

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Enhanced Index Initial Class
12/31/2020	2,180,487	$2.55	to	$3.29	$5,398,234	1.49%	1.15%	to	2.95%	18.80%	to	16.72%
12/31/2019	2,469,694	2.15	to	2.82	5,144,476	1.19	1.15	to	2.95	29.55	to	27.28
12/31/2018	2,530,961	1.66	to	2.22	4,096,285	1.12	1.15	to	2.95	(7.09)	to	(8.72)
12/31/2017	3,080,567	1.79	to	2.43	5,366,933	0.60	1.15	to	2.95	19.78	to	17.69
12/31/2016	2,539,526	1.49	to	1.43	3,734,358	0.41	1.15	to	2.70	10.09	to	8.43

TA JPMorgan Enhanced Index Service Class
12/31/2020	188,297	3.78	to	15.87	693,407	1.17	0.85	to	2.50	18.85	to	16.94
12/31/2019	593,422	3.18	to	13.57	1,789,154	0.66	0.85	to	2.50	29.59	to	27.50
12/31/2018	217,959	2.46	to	10.65	517,473	0.89	0.85	to	2.50	(7.04)	to	(8.55)
12/31/2017	233,605	2.64	to	11.64	596,730	0.40	0.85	to	2.50	19.80	to	17.88
12/31/2016	270,816	2.21	to	1.80	575,331	0.18	0.85	to	1.35	10.19	to	9.64

TA JPMorgan International Moderate Growth Initial Class
12/31/2020	240,972	1.51	to	13.14	349,572	2.75	1.05	to	2.65	13.70	to	11.93
12/31/2019	248,315	1.33	to	11.74	317,630	2.17	1.05	to	2.65	16.55	to	14.73
12/31/2018	308,423	1.14	to	10.23	337,622	2.37	1.05	to	2.65	(12.51)	to	(13.88)
12/31/2017	331,735	1.31	to	11.88	415,958	1.76	1.05	to	2.65	20.52	to	18.65
12/31/2016	387,175	1.08	to	0.98	403,895	2.09	1.05	to	2.00	0.17	to	(0.76)

TA JPMorgan International Moderate Growth Service Class
12/31/2020	6,110,708	1.50	to	1.35	8,884,904	2.44	0.85	to	2.50	13.58	to	11.75
12/31/2019	7,228,016	1.32	to	1.21	9,279,976	2.03	0.85	to	2.50	16.62	to	14.74
12/31/2018	8,204,189	1.13	to	1.06	9,049,211	2.12	0.85	to	2.50	(12.66)	to	(14.07)
12/31/2017	8,978,100	1.30	to	1.23	11,366,572	1.60	0.85	to	2.50	20.45	to	18.52
12/31/2016	10,077,155	1.08	to	0.96	10,611,922	1.85	0.85	to	2.00	0.23	to	(0.90)

TA JPMorgan Mid Cap Value Initial Class
12/31/2020	438,834	4.43	to	1.97	1,382,563	1.26	1.05	to	2.70	0.30	to	(1.32)
12/31/2019	446,755	4.42	to	1.99	1,421,294	1.36	1.05	to	2.70	24.90	to	22.89
12/31/2018	522,834	3.54	to	1.62	1,329,055	0.88	1.05	to	2.70	(12.73)	to	(14.14)
12/31/2017	584,218	4.05	to	1.89	1,721,897	0.86	1.05	to	2.70	12.30	to	10.71
12/31/2016	296,380	3.61	to	2.61	863,514	2.10	1.05	to	2.00	13.40	to	12.35

TA JPMorgan Tactical Allocation Initial Class
12/31/2020	469,672	2.03	to	1.23	903,590	2.36	1.05	to	2.50	11.20	to	9.62
12/31/2019	543,353	1.83	to	1.13	933,511	2.39	1.05	to	2.50	11.01	to	9.44
12/31/2018	614,846	1.65	to	1.03	971,024	2.24	1.05	to	2.50	(3.95)	to	(5.32)
12/31/2017	684,260	1.71	to	1.09	1,131,377	1.90	1.05	to	2.50	7.62	to	6.10
12/31/2016	843,270	1.59	to	1.36	1,301,734	1.38	1.05	to	2.00	3.38	to	2.42

TA JPMorgan Tactical Allocation Service Class
12/31/2020	513,108	1.95	to	1.32	873,276	1.98	1.05	to	2.50	10.94	to	9.37
12/31/2019	605,201	1.76	to	1.21	931,787	2.08	1.05	to	2.50	10.75	to	9.18
12/31/2018	625,962	1.59	to	1.11	866,163	1.82	1.05	to	2.50	(4.20)	to	(5.56)
12/31/2017	708,464	1.65	to	1.17	1,022,338	1.63	1.05	to	2.50	7.38	to	5.87
12/31/2016	737,592	1.54	to	1.15	987,614	1.09	1.05	to	2.00	3.11	to	2.15

TA Morgan Stanley Capital Growth Initial Class
12/31/2020	2,174,185	11.70	to	5.31	20,602,388	-	1.05	to	2.95	115.61	to	111.64
12/31/2019	2,569,669	5.43	to	2.51	11,384,687	-	1.05	to	2.95	22.45	to	20.19
12/31/2018	828,730	4.43	to	2.09	2,563,371	-	1.05	to	2.95	5.57	to	3.61
12/31/2017	1,018,212	4.20	to	2.02	3,101,350	-	1.05	to	2.95	42.11	to	39.49
12/31/2016	1,149,349	2.95	to	2.07	2,493,754	-	1.05	to	2.00	(3.28)	to	(4.17)

TA Morgan Stanley Capital Growth Service Class
12/31/2020	367,279	8.94	to	36.40	3,039,340	-	0.85	to	2.50	115.46	to	112.00
12/31/2019	423,512	4.15	to	17.17	1,649,490	-	0.85	to	2.50	22.43	to	20.46
12/31/2018	123,942	3.39	to	14.26	416,854	-	0.85	to	2.50	5.53	to	3.82
12/31/2017	132,546	3.21	to	13.73	424,807	-	0.85	to	2.50	42.06	to	39.78
12/31/2016	131,717	2.26	to	1.80	297,071	-	0.85	to	1.35	(3.32)	to	(3.80)

88

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Multi-Managed Balanced Initial Class
12/31/2020	1,272,636	$3.74	to	$2.53	$4,018,870	1.57%	1.05%	to	2.95%	14.69%	to	12.58%
12/31/2019	1,413,945	3.26	to	2.25	3,914,380	1.63	1.05	to	2.95	20.50	to	18.28
12/31/2018	1,592,435	2.71	to	1.90	3,674,290	1.45	1.05	to	2.95	(4.67)	to	(6.44)
12/31/2017	1,863,868	2.84	to	2.03	4,661,366	0.85	1.05	to	2.95	12.95	to	10.88
12/31/2016	1,986,395	2.52	to	2.21	4,424,625	0.97	1.05	to	2.00	6.76	to	5.77

TA Multi-Managed Balanced Service Class
12/31/2020	8,352,287	3.38	to	13.85	23,985,334	1.40	0.85	to	2.50	14.63	to	12.78
12/31/2019	9,049,848	2.95	to	12.28	22,841,793	1.43	0.85	to	2.50	20.47	to	18.53
12/31/2018	9,468,826	2.45	to	10.36	19,905,205	1.21	0.85	to	2.50	(4.72)	to	(6.26)
12/31/2017	11,087,320	2.57	to	11.05	24,898,875	0.74	0.85	to	2.50	12.86	to	11.05
12/31/2016	12,598,036	2.28	to	1.75	24,937,532	0.89	0.85	to	1.35	6.73	to	6.21

TA PIMCO Total Return Initial Class
12/31/2020	6,084,852	1.83	to	1.07	10,612,256	4.18	1.05	to	2.95	6.57	to	4.60
12/31/2019	6,425,806	1.72	to	1.02	10,690,929	2.61	1.05	to	2.95	7.29	to	5.31
12/31/2018	6,599,333	1.60	to	0.97	10,302,857	2.63	1.05	to	2.95	(1.69)	to	(3.52)
12/31/2017	7,026,584	1.63	to	1.00	11,371,309	-	1.05	to	2.95	3.80	to	1.89
12/31/2016	7,424,877	1.57	to	1.43	11,668,495	2.36	1.05	to	2.00	1.65	to	0.70

TA PIMCO Total Return Service Class
12/31/2020	3,271,091	1.79	to	1.15	5,560,669	4.28	0.85	to	2.50	6.50	to	4.79
12/31/2019	3,223,484	1.68	to	1.10	5,124,342	2.31	0.85	to	2.50	7.31	to	5.58
12/31/2018	3,353,048	1.57	to	1.04	4,963,717	2.38	0.85	to	2.50	(1.86)	to	(3.45)
12/31/2017	3,435,133	1.60	to	1.08	5,191,036	-	0.85	to	2.50	3.77	to	2.10
12/31/2016	3,826,285	1.54	to	1.33	5,580,385	2.19	0.85	to	2.00	1.61	to	0.47

TA Small/Mid Cap Value Initial Class
12/31/2020	486,711	1.84	to	11.69	3,610,841	1.18	1.05	to	2.95	2.96	to	1.06
12/31/2019	524,535	1.79	to	11.56	3,885,803	0.97	1.05	to	2.95	23.98	to	21.69
12/31/2018	580,232	1.45	to	9.50	3,481,445	0.87	1.05	to	2.95	(12.38)	to	(14.01)
12/31/2017	767,324	1.65	to	11.05	4,731,986	1.13	1.05	to	2.95	14.36	to	12.25
12/31/2016	882,633	1.44	to	1.39	4,631,296	0.78	1.05	to	2.00	19.87	to	18.76

TA T. Rowe Price Small Cap Initial Class
12/31/2020	850,637	7.09	to	4.24	3,407,378	-	1.05	to	2.95	22.28	to	20.02
12/31/2019	961,050	5.80	to	3.53	3,155,981	-	1.05	to	2.95	31.39	to	28.97
12/31/2018	1,028,581	4.41	to	2.74	2,604,236	-	1.05	to	2.95	(8.05)	to	(9.76)
12/31/2017	1,204,257	4.80	to	3.03	3,410,633	-	1.05	to	2.95	21.12	to	18.89
12/31/2016	1,206,747	3.96	to	2.67	2,869,115	-	1.05	to	2.00	10.07	to	9.05

TA T. Rowe Price Small Cap Service Class
12/31/2020	161,547	5.12	to	16.52	758,505	-	0.85	to	2.50	22.26	to	20.30
12/31/2019	238,988	4.19	to	13.73	944,661	-	0.85	to	2.50	31.27	to	29.16
12/31/2018	261,182	3.19	to	10.63	788,013	-	0.85	to	2.50	(8.07)	to	(9.56)
12/31/2017	279,962	3.47	to	11.75	923,939	-	0.85	to	2.50	21.00	to	19.05
12/31/2016	309,037	2.87	to	2.17	845,751	-	0.85	to	1.35	10.07	to	9.53

TA TS&W International Equity Initial Class
12/31/2020	887,069	1.32	to	1.71	1,158,598	3.16	1.70	to	2.95	4.76	to	3.49
12/31/2019	919,640	1.26	to	1.66	1,148,304	1.40	1.70	to	2.95	19.04	to	17.59
12/31/2018	1,039,738	1.06	to	1.41	1,095,166	2.40	1.70	to	2.95	(16.94)	to	(17.96)
12/31/2017	1,036,507	1.28	to	1.72	1,302,309	2.22	1.70	to	2.95	20.86	to	19.40
12/31/2016	930,728	1.06	to	1.03	968,561	2.72	1.70	to	1.85	(0.61)	to	(0.75)

TA TS&W International Equity Service Class
12/31/2020	305,370	2.10	to	11.86	558,757	2.97	0.85	to	2.50	5.31	to	3.61
12/31/2019	316,537	2.00	to	11.44	553,186	1.16	0.85	to	2.50	19.72	to	17.79
12/31/2018	343,676	1.67	to	9.71	501,126	2.16	0.85	to	2.50	(16.41)	to	(17.77)
12/31/2017	384,323	2.00	to	11.81	677,473	2.06	0.85	to	2.50	21.63	to	19.68
12/31/2016	545,599	1.64	to	1.41	820,136	2.46	0.85	to	2.00	(0.08)	to	(1.20)

89

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA WMC US Growth Initial Class
12/31/2020	13,405,769	$6.26	to	$2.99	$38,970,387	0.11%	1.05%	to	2.95%	35.87%	to	33.37%
12/31/2019	14,861,953	4.61	to	2.24	31,892,138	0.13	1.05	to	2.95	38.59	to	36.03
12/31/2018	15,285,441	3.33	to	1.65	23,645,807	0.48	1.05	to	2.95	(0.84)	to	(2.68)
12/31/2017	16,573,270	3.36	to	1.70	25,986,277	0.42	1.05	to	2.95	27.86	to	25.51
12/31/2016	17,950,278	2.62	to	1.89	22,400,943	0.41	1.05	to	2.50	1.75	to	0.31

TA WMC US Growth Service Class
12/31/2020	1,504,829	4.96	to	21.94	7,069,232	-	0.85	to	2.50	35.78	to	33.60
12/31/2019	1,609,686	3.65	to	16.42	5,630,054	-	0.85	to	2.50	38.50	to	36.27
12/31/2018	1,467,701	2.64	to	12.05	3,777,470	0.28	0.85	to	2.50	(0.88)	to	(2.49)
12/31/2017	1,620,639	2.66	to	12.36	4,235,833	0.21	0.85	to	2.50	27.78	to	25.73
12/31/2016	1,802,841	2.08	to	1.85	3,704,817	0.17	0.85	to	2.00	1.68	to	0.54

Wanger USA
12/31/2020	431,564	6.29	to	17.08	1,931,056	-	1.05	to	2.50	22.94	to	21.20
12/31/2019	508,812	5.12	to	14.09	1,850,801	0.26	1.05	to	2.50	29.74	to	27.91
12/31/2018	686,477	3.95	to	11.02	1,988,882	0.09	1.05	to	2.50	(2.49)	to	(3.88)
12/31/2017	827,930	4.05	to	11.46	2,457,816	-	1.05	to	2.50	18.34	to	16.67
12/31/2016	1,028,433	3.42	to	2.15	2,580,947	-	1.05	to	2.00	12.51	to	11.46

WFVT International Equity Class 1 Shares
12/31/2020	327,454	2.20	to	1.42	642,815	2.96	1.25	to	2.50	3.59	to	2.33
12/31/2019	360,720	2.12	to	1.39	685,741	4.19	1.25	to	2.50	14.08	to	12.68
12/31/2018	419,578	1.86	to	1.23	703,436	11.73	1.25	to	2.50	(17.89)	to	(18.90)
12/31/2017	427,772	2.27	to	1.52	897,307	3.11	1.25	to	2.50	23.32	to	21.82
12/31/2016	488,141	1.84	to	1.50	831,619	3.14	1.25	to	2.00	1.98	to	1.24

WFVT International Equity Class 2 Shares
12/31/2020	15,596	2.43	to	11.28	35,853	2.61	1.05	to	2.50	3.84	to	2.37
12/31/2019	26,007	2.34	to	11.02	57,959	3.74	1.05	to	2.50	14.29	to	12.67
12/31/2018	26,008	2.05	to	9.78	50,822	10.76	1.05	to	2.50	(18.14)	to	(19.31)
12/31/2017	36,065	2.50	to	12.12	86,515	2.99	1.05	to	2.50	23.05	to	21.32
12/31/2016	46,774	2.03	to	1.79	91,507	2.52	1.05	to	2.00	2.23	to	1.28

WFVT Omega Growth Class 1 Shares
12/31/2020	325,936	5.52	to	3.34	1,870,182	-	1.25	to	2.50	41.64	to	39.91
12/31/2019	370,534	3.90	to	2.38	1,491,632	-	1.25	to	2.50	35.70	to	34.04
12/31/2018	418,500	2.87	to	1.78	1,241,285	-	1.25	to	2.50	(0.73)	to	(1.95)
12/31/2017	429,921	2.89	to	1.81	1,351,148	0.24	1.25	to	2.50	33.29	to	31.67
12/31/2016	531,339	2.17	to	2.40	1,245,211	-	1.25	to	2.00	(0.47)	to	(1.20)

WFVT Omega Growth Class 2 Shares
12/31/2020	43,543	7.91	to	23.67	320,710	-	1.05	to	2.50	41.70	to	39.70
12/31/2019	45,640	5.58	to	16.94	238,228	-	1.05	to	2.50	35.62	to	33.70
12/31/2018	50,621	4.12	to	12.67	195,903	-	1.05	to	2.50	(0.77)	to	(2.18)
12/31/2017	56,199	4.15	to	12.95	220,463	0.01	1.05	to	2.50	33.20	to	31.32
12/31/2016	61,384	3.11	to	2.74	181,466	-	1.05	to	2.00	(0.52)	to	(1.45)

WFVT Opportunity Class 1 Shares
12/31/2020	570,935	3.09	to	2.76	1,727,970	0.71	1.25	to	2.50	19.83	to	18.37
12/31/2019	631,247	2.58	to	2.33	1,598,532	0.56	1.25	to	2.50	30.18	to	28.60
12/31/2018	710,636	1.98	to	1.81	1,385,359	0.44	1.25	to	2.50	(8.08)	to	(9.21)
12/31/2017	763,485	2.16	to	2.00	1,630,099	0.91	1.25	to	2.50	19.24	to	17.79
12/31/2016	979,872	1.81	to	1.74	1,757,271	2.33	1.25	to	2.00	11.14	to	10.32

WFVT Opportunity Class 2 Shares
12/31/2020	38,127	3.08	to	15.82	113,104	0.43	1.05	to	2.50	19.75	to	18.05
12/31/2019	41,732	2.57	to	13.40	103,795	0.21	1.05	to	2.50	30.10	to	28.26
12/31/2018	81,187	1.98	to	10.45	156,593	0.19	1.05	to	2.50	(8.12)	to	(9.42)
12/31/2017	92,423	2.15	to	11.53	194,750	0.69	1.05	to	2.50	19.19	to	17.51
12/31/2016	102,376	1.80	to	1.72	181,595	1.96	1.05	to	2.00	11.07	to	10.03

90

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

WFVT Small Cap Growth Class 1 Shares
12/31/2020	502,137	$4.62	to	$3.10	$2,200,830	-%	1.25%	to	2.50%	56.15%	to	54.24%
12/31/2019	533,305	2.96	to	2.01	1,497,167	-	1.25	to	2.50	23.76	to	22.25
12/31/2018	593,133	2.39	to	1.64	1,345,373	-	1.25	to	2.50	0.21	to	(1.02)
12/31/2017	600,550	2.38	to	1.66	1,410,534	-	1.25	to	2.50	24.59	to	23.07
12/31/2016	708,753	1.91	to	1.82	1,339,956	-	1.25	to	2.00	6.77	to	5.99

WFVT Small Cap Growth Class 2 Shares
12/31/2020	39,390	4.41	to	22.44	169,560	-	1.05	to	2.50	56.15	to	53.94
12/31/2019	43,343	2.82	to	14.58	119,814	-	1.05	to	2.50	23.53	to	21.78
12/31/2018	40,862	2.28	to	11.97	91,492	-	1.05	to	2.50	0.25	to	(1.18)
12/31/2017	50,270	2.28	to	12.11	112,757	-	1.05	to	2.50	24.55	to	22.80
12/31/2016	61,891	1.83	to	1.72	111,740	-	1.05	to	2.00	6.63	to	5.64

(1) See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

91

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% to .40% of the daily net assets value of each subaccount for administrative expenses. TLIC may also deduct an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from .70% to 3.70% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

92

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

93